AMERICAN FUNDS INSURANCE SERIES
                             PROSPECTUS SUPPLEMENT

                                 MAY 20, 2002
                        FOR PROSPECTUS DATED MAY 1, 2002

The first paragraph on page 22 is amended as follows:

The fund seeks to provide you with a high level of current income, as well as preserve your investment. Normally, the fund will invest at least 80% of its assets in securities that are guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa or AAA by Moody's Investors Service, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality. The fund may also invest a significant portion of its assets in securities backed by pools of mortgages (also called "mortgage-backed securities"). The fund is designed for investors seeking income and more price stability than stocks and lower quality debt securities, and capital preservation over the long term.

Please keep this Supplement with your copy of the Prospectus.





                        AMERICAN FUNDS INSURANCE SERIES

                                     Part B
                      Statement of Additional Information

                                  May 1, 2002
                          (as amended May 20, 2002)


This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the "Series") dated May 1, 2002. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                        American Funds Insurance Series
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                               TABLE OF CONTENTS



Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        6
Fundamental Policies and Investment Restrictions. . . . . . . . . .       18
Series Organization and Voting Rights . . . . . . . . . . . . . . .       22
Board of Trustees and Officers. . . . . . . . . . . . . . . . . . .       23
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       28
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       31
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       32
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       36
General Information . . . . . . . . . . . . . . . . . . . . . . . .       37
Description of Commercial Paper Ratings . . . . . . . . . . . . . .       39
Financial Statements





                    American Funds Insurance Series - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the funds' net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.


GLOBAL DISCOVERY FUND

     General

     . The fund may invest up to 25% of its assets in companies outside the services and information area of the global economy. Under normal market conditions, the fund will invest in equity securities, including common and preferred stocks or other securities convertible into stocks.

     . The fund may hold cash or cash equivalents, government or other debt securities of companies outside the services and information area.

     Non-U.S. Securities

     . Although the fund currently expects to invest a majority of its assets in the U.S., it may invest its assets on a global basis. The fund may invest in securities of issuers domiciled outside the U.S., including securities denominated in currencies other than the U.S. dollar.

     Debt Securities

     . The fund may not invest in debt securities rated below Ca by Moody's Investors Service, Inc. ("Moody's") or CC by Standard & Poor's Corporation ("S&P") or in unrated securities determined to be of equivalent quality.

GLOBAL GROWTH FUND

     Debt Securities

     . The fund may invest up to 10% of its assets in straight debt securities rated Baa and BBB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

GLOBAL SMALL CAPITALIZATION FUND

     Equity Securities

     . The fund will invest at least 80% of its assets in equity securities of small capitalization issuers (market capitalizations of $50 million to $1.5 billion based on U.S. share prices).

     Debt Securities

     . The fund may invest in debt securities generally rated in the top three categories by S&P or Moody's or in unrated securities that are determined to be of equivalent quality.


                    American Funds Insurance Series - Page 2

GROWTH FUND

     Non-U.S. Securities

     . The fund may invest up to 15% of its assets in securities of issuers domiciled outside the U.S. and Canada and not included in the S&P 500.

     Debt Securities

     . The fund may invest up to 10% of its assets in straight debt securities rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

INTERNATIONAL FUND

     Debt Securities

     . The fund may invest up to 5% of its assets in straight debt securities rated BBB and Baa or below by S&P or Moody's or in unrated securities that are determined to be of equivalent quality.

NEW WORLD FUND

     General

     . The fund will invest at least 35% of its assets in equity and debt securities of companies primarily based in qualified countries which have developing economies and/or markets.

     Equity Securities

     . The fund may invest the balance of its assets in equity securities of any company regardless of where it is based, provided the adviser has determined that a significant portion of its assets or revenues (generally 20% or more) are attributable to developing countries.

     Debt Securities

     . The fund may invest up to 25% of its assets in straight debt securities of issuers primarily based in qualified countries which have developing economies and/or markets, or issuers that the fund's investment adviser determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries.

     . The fund may invest up to 25% of its assets in straight debt securities rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

BLUE CHIP INCOME AND GROWTH FUND

     Equity Securities

     . The fund ordinarily will invest at least 90% of its equity assets in the stock of companies in business for five or more years (including predecessor companies);


                    American Funds Insurance Series - Page 3 that pay regular dividends; and whose debt securities are rated Baa or BBB or above by Moody's or S&P or unrated but determined to be of equivalent quality. The fund will not invest in private companies.

     Non-U.S. Securities

     . The fund may invest up to 10% of its assets in equity securities of larger non-U.S. companies (with market capitalizations of $4 billion and above) that are listed or traded in the U.S.

GROWTH-INCOME FUND

     Non-U.S. Securities

     . The fund may invest up to 10% of its assets in equity securities of issuers domiciled outside the U.S. and not in the S&P 500.

     Debt Securities

     . The fund may invest up to 5% of its assets in straight debt securities rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

ASSET ALLOCATION FUND

     General

     . The fund will generally invest 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments (including cash).

     Debt Securities

     . Up to 25% of the fund's debt assets may be invested in straight debt securities rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

     Non-U.S. Securities

     . The fund may invest up to 10% of its assets in equity-type securities of issuers domiciled outside the U.S. and not in the S&P 500.

     . The fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the U.S.

BOND FUND

     Equity Securities

     . The fund may not purchase equity securities directly, but may retain up to 5% of its assets in common stock, warrants and rights after the sale of the corresponding debt securities.


                    American Funds Insurance Series - Page 4

     Debt Securities

     . The fund will invest at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities.

     . The fund will invest at least 35% of its assets in debt securities (including cash and cash equivalents) rated A or better by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

     . The fund will invest at least 65% of its assets in debt securities (including cash and cash equivalents) that are rated Baa or BBB or better by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

     . The fund may invest up to 35% of its assets in straight debt securities rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

     Non-U.S. Securities

     . The fund may invest up to 20% of its assets in non-U.S. dollar denominated securities.

HIGH-INCOME BOND FUND

     Debt Securities

     . The fund will invest at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities.

     .The fund will invest at least 65% of its assets in debt securities rated Ba or BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

     Equity and Other Securities

     . The fund may invest up to 20% of its assets in common and preferred stocks and convertible securities.

     Maturity

     . The fund generally will invest in securities with maturities in excess of 3 years.

     Non-U.S. Securities

     . The fund may invest up to 25% of its assets in securities of issuers domiciled outside the U.S.


                    American Funds Insurance Series - Page 5

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

     General

     . The fund will invest at least 80% of its assets in securities guaranteed by the "full faith and credit" pledge of the U.S. government or debt securities that are rated Aaa or AAA by Moody's or S&P or unrated but determined to be of equivalent quality.

CASH MANAGEMENT FUND

     General

     . The fund will invest in high quality money market instruments rated in the two highest quality categories by either Moody's or S&P, provided the issuer has commercial paper rated in the highest rating category by Moody's or S&P.

     Maturity

     . The fund may purchase securities that mature or may be redeemed in 13 months or less (25 months or less if U.S. government securities), even if original maturity is greater than 1 year.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

With respect to all funds, portfolio changes will be made without regard to the length of time a particular investment may have been held.


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The growth-oriented, equity-type securities generally purchased by certain of the funds may involve large price swings and potential for loss.


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general, their prices decline when interest rates rise and increase when interest rates fall.


Lower rated bonds, rated Ba or below by Moody's and BB or below by S&P or unrated but considered to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated bonds.


Certain risk factors relating to lower rated bonds are discussed below:


                    American Funds Insurance Series - Page 6

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower rated bonds, like other bonds, may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower rated bonds.

     PAYMENT EXPECTATIONS - Lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated bonds.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INVESTING IN SMALLER CAPITALIZATION STOCKS - Certain funds may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The Investment Adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over


                    American Funds Insurance Series - Page 7 an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because the Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on more larger capitalization stocks. The funds determine relative market capitalizations using U.S. standards. Accordingly, the funds' non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the U.S.


INVESTING IN PRIVATE COMPANIES - The Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund may invest in companies prior to the public offering of their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of private companies may be subject to the risk that market conditions, investor perception, or regulatory decisions may delay or prevent a company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the funds from being able to sell their shares of the company for a period of time following the public offering.


Investments in private companies can offer the funds significant growth opportunities at very attractive prices. For example, extremely positive market conditions during the recent past, especially in the technology market, have allowed these investments to contribute materially to the funds' investment results. These markets have been extremely volatile, and, consequently, there is no guarantee that similar positive results can be achieved in the future.


INVESTING IN VARIOUS COUNTRIES - The Global Discovery Fund, Global Growth Fund, Global Small Capitalizaiton Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and the High-Income Bond Fund may invest in securities of issuers domiciled outside the U.S. and which may be denominated in currencies other than the U.S. dollar. Investing outside the U.S. involves special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. With the exception of the New World Fund, the funds may invest in securities of issuers in developing countries only to a limited extent.


                    American Funds Insurance Series - Page 8

Additional costs could be incurred in connection with the funds' investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


The U.S. Government/AAA-Rated Securities Fund may purchase obligations of non-U.S. corporations or governmental entities, provided they are U.S. dollar denominated and highly liquid. Accordingly, while the risks mentioned above are still present, they are present to a lesser extent.


Certain risk factors related to developing countries are discussed below:


     CURRENCY FLUCTUATIONS - Certain funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing countries' currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the funds' securities holdings would generally depreciate and vice versa. Consistent with their investment objective, the funds can engage in certain currency transactions to hedge against currency fluctuations. See "Currency Transactions" below.


     GOVERNMENT REGULATION - The political, economic, and social structures of certain developing countries may be more volatile and less developed than those in the U.S. Certain developing countries lack uniform accounting, auditing, and financial reporting standards, have less governmental supervision of financial markets than in the U.S., and do not honor legal rights enjoyed in the U.S. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

     Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While the funds will only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the funds' investment. If this happened, the funds' response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the funds' liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the funds because foreign shareholders hold the maximum amount legally permissible.

     While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases, include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures.
      With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the funds' investments.

     LESS DEVELOPED SECURITIES MARKETS - Developing countries may have less well-developed securities markets and exchanges. They have lower trading volumes than the


                    American Funds Insurance Series - Page 9 securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

     SETTLEMENT RISKS - Settlement systems in developing countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the "counterparty") through whom the transaction is effected might cause the funds to suffer a loss. The funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the funds will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the funds.

     INVESTOR INFORMATION - The funds may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the funds' Investment Adviser will seek alternative sources of information, and to the extent the Investment Adviser may not be satisfied with the sufficiency of the information obtained with respect to a particular market or security, the funds will not invest in such market or security.

     TAXATION - Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the funds could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

     LITIGATION - The funds and their shareholders may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies.

     FRAUDULENT SECURITIES - Securities purchased by the funds may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the funds.

     LOAN PARTICIPATIONS - New World Fund may invest, subject to its overall limitation on debt securities, in loan participations, typically made by a syndicate of banks to governmental or corporate borrowers for a variety of purposes. The underlying loans to developing market governmental borrowers may be in default and may be subject to restructuring under the Brady Plan. The underlying loans may be secured or unsecured, and will vary in term and legal structure. When purchasing such instruments, the fund may assume the credit risks associated with the original bank lender as well as the credit



                   American Funds Insurance Series - Page 10 risks associated with the borrower. Investment in loan participations present the possibility that in the U.S., the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral. Loan participations are generally not rated by major rating agencies, may not be protected by securities laws, and are often considered to be illiquid.

CURRENCY TRANSACTIONS - The Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. The Growth-Income Fund does not currently intend to engage in any transactions other than purchasing and selling currencies and foreign exchange contracts which will be used to facilitate settlement of trades. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the funds will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The funds will not generally attempt to protect against all potential changes in exchange rates. The funds will segregate liquid assets which will be marked to market daily to meet their forward contract commitments to the extent required by the Securities and Exchange Commission.


The Bond Fund and High-Income Bond Fund may enter into the transactions described above and may also enter into exchange-traded futures contracts relating to foreign currencies ("currency contracts") in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. In addition, forward currency contracts may be used by these funds to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date.
 Although currency contracts typically will involve the purchase and sale of a currency against the U.S. dollar, these funds also may enter into currency contracts not involving the U.S. dollar. In connection with these futures transactions, the Series has filed a notice of eligibility with the Commodity Futures Trading Commission ("CFTC") that exempts the Series from CFTC registration as a "commodity pool operator" as defined under the Commodity Exchange Act. Pursuant to this notice, these funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than "hedging" (as defined by CFTC rules) up to 5% of a fund's net assets.


The Bond Fund and High-Income Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The funds might purchase a currency put option, for example, to protect themselves during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in


                   American Funds Insurance Series - Page 11 part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the funds would be reduced by the premium they had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the funds anticipate purchasing securities.


Currency options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The High-Income Bond Fund and Bond Fund will not purchase an OTC option unless the Investment Adviser believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance.
 Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.


Certain provisions of the Internal Revenue code may limit the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal tax purposes, the character and timing of income, gain or loss recognized by the fund.


FORWARD COMMITMENTS - The funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When a fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the funds' aggregate commitments under these transactions exceed their segregated assets, the funds temporarily could be in a leveraged position (because they may have an amount greater than their net assets subject to market risk). Should market values of the funds' portfolio securities decline while the funds are in a leveraged position, greater depreciation of their net assets would likely occur than were they not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


The Asset Allocation Fund, Bond Fund, High-Income Bond Fund and U.S. Government/AAA-Rated Securities Fund may also enter into "roll" transactions which are the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The funds assume the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement. The funds intend to treat roll transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the funds do not intend to enter into


                   American Funds Insurance Series - Page 12 roll transactions for financing purposes, they may treat these transactions as not falling within the definition of "borrowing" set forth in Section 2(a)(23) of the Investment Company Act of 1940 (the "1940 Act"). The funds will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions.


REPURCHASE AGREEMENTS - The funds may enter into repurchase agreements, under which the funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Series' custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited.


U.S. TREASURY AND AGENCY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. agency securities include those issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Tennessee Valley Authority, and Federal Farm Credit Bank System.


PASS-THROUGH SECURITIES - The funds may invest in various debt obligations backed by a pool of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


"Mortgage-backed securities" are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA), FNMA, FHLMC , and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


                   American Funds Insurance Series - Page 13

Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA, and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


"Collateralized mortgage obligations" (CMOs) are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals, and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.


"IOs and POs" are issued in portions or tranches with varying maturities and characteristics; some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments
(POs); the values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages which will substantially reduce or eliminate interest payments.


INFLATION-INDEXED BONDS - The funds may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities, and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However,


                   American Funds Insurance Series - Page 14 the current market value of the bonds is not guaranteed, and will fluctuate. The fund may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.


REAL ESTATE INVESTMENT TRUSTS - The funds may invest in securities issued by real estate investment trusts (REITs), which are pooled investment vehicles that primarily invest in real estate or real estate related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general. Debt that is issued by REITs is typically rated by the credit rating agencies as investment grade or above.


CASH AND CASH EQUIVALENTS - These securities include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


The Cash Management Fund may only purchase commercial paper judged by the Investment Adviser to be of suitable investment quality. This includes (a) commercial paper that is rated in the two highest categories by S&P and by Moody's or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the Cash Management Fund.
 (No more than 5% of the Cash Management Fund's assets may be invested in commercial paper rated in the second highest rating category by either Moody's or Standard & Poor's; no more than the greater of 1% of the Cash Management Fund's assets or $1 million may be invested in such securities of any one issuer.) See the "Description of Commercial Paper Ratings" for a description of the ratings.


The commercial paper in which the Cash Management Fund may invest includes variable amount master demand notes. Variable amount master demand notes permit the Cash Management Fund to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participations. Investments in these instruments are limited to those that have a demand feature enabling the Cash Management Fund unconditionally to receive the amount invested from the issuer upon seven or fewer days' notice. (Generally, the Cash Management Fund attempts to invest in instruments having a one-day notice provision). In connection with master demand note arrangements, the Investment Adviser, subject to the direction of the Trustees, monitors on an ongoing basis the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Investment Adviser also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or S&P. The Cash Management Fund may


                   American Funds Insurance Series - Page 15 invest in them only if it is deemed that at the time of investment the notes are of comparable quality to the other commercial paper in which the Cash Management Fund may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the Investment Adviser has reason to believe that the borrower could not make timely repayment upon demand.


"Commercial bank obligations" are certificates of deposit (interest-bearing time deposits), bankers acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks with assets in excess of $1 billion, based on latest published reports, or other obligations issued by commercial banks with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. government.


The Cash Management Fund may purchase corporate obligations that mature or that may be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year. The Cash Management Fund may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated as described above in "Commercial Paper."


"Savings association obligations" include certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have assets in excess of $1 billion, based on latest published reports, or obligations issued by institutions with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. government.


"Floating rate obligations" have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering
Rate). The Investment Adviser considers floating rate obligations to be liquid investments because a number of U.S. and non-U.S. securities dealers make active markets in these securities.


RESTRICTED SECURITIES AND LIQUIDITY - The funds may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Series' board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.


LOAN PARTICIPATIONS AND ASSIGNMENTS - The Bond Fund and High-Income Bond Fund may invest in loan participations or assignments. Loan participations are loans or other direct debt instruments which are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a fund will assume the credit risk of both the


                   American Funds Insurance Series - Page 16 borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.


When a fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The funds anticipate that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.


REINSURANCE RELATED NOTES AND BONDS - The High-Income Bond Fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, the reinsurance company would not be required to repay all or a portion of the principal value of the notes or bonds if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.


REVERSE REPURCHASE AGREEMENTS - The Bond Fund and U.S. Government/AAA-Rated Securities Fund are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. Each fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by a fund. The use of reverse repurchase agreements by a fund creates leverage which increases the fund's investment risk. As a fund's aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, a fund's earnings or net asset value would decline faster than otherwise would be the case. There is no current intent to engage in this investment practice over the next 12 months.


LOANS OF PORTFOLIO SECURITIES - The Asset Allocation Fund, Bond Fund, High-Income Bond Fund and U.S. Government/AAA-Rated Securities Fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain with the Series' custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan


                   American Funds Insurance Series - Page 17 of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made.


There is no current intent to engage in this investment practice over the next 12 months.


PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Under certain market conditions, the investment policies of the Asset Allocation Fund, the Bond Fund, the High-Income Bond Fund, and the U.S. Government/AAA-Rated Securities Fund may result in higher portfolio turnover than those of the other funds, although no fund's annual portfolio turnover rate is expected to exceed 100%. A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The Series has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a fund.


INVESTMENT RESTRICTIONS OF THE GLOBAL DISCOVERY FUND, GLOBAL GROWTH FUND, GLOBAL SMALL CAPITALIZATION FUND, GROWTH FUND, INTERNATIONAL FUND, NEW WORLD FUND, BLUE CHIP INCOME AND GROWTH FUND, GROWTH-INCOME FUND, ASSET ALLOCATION FUND, BOND FUND AND HIGH-INCOME BOND FUND

The Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund may not:


1. Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.


                   American Funds Insurance Series - Page 18

2. As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

3. Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

4. Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

5. Purchase commodities or commodity contracts; except that the Global Discovery Fund, Global Small Capitalization Fund, International Fund, Asset Allocation Fund, High-Income Bond Fund and Bond Fund may engage in transactions involving currencies (including forward or futures contracts and put and call options).

6.   Invest in companies for the purpose of exercising control or management.

7. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

8. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

9.   Purchase securities on margin.

10. Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

11. Invest in puts, calls, straddles, spreads or any combination thereof; except as described above in Investment Restriction number 5.

12. Invest in securities of other investment companies, except as permitted by the 1940 Act.

13. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

Notwithstanding investment restriction number 12, the funds may invest in securities of other managed investment companies if deemed advisable by their officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.


Notwithstanding investment restriction number 13, the funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933.


                   American Funds Insurance Series - Page 19

NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. The funds may not invest more than 15% of their net assets in illiquid securities.

2. The funds will not issue senior securities, except as permitted by the 1940 Act.

INVESTMENT RESTRICTIONS OF THE U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

The U.S. Government/AAA-Rated Securities Fund may not:


1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("U.S. government securities")) if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer.

2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. government securities or other securities to the extent they are backed by or represent interests in U.S. government securities or U.S. government-guaranteed mortgages.

3.   Invest in companies for the purpose of exercising control or management.

4. Invest in securities of other investment companies, except as permitted by the 1940 Act.

5. Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

6. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933.

7. Make loans, except that the fund may: (a) purchase readily marketable debt securities; (b) invest in repurchase agreements; (c) make loans of portfolio securities; and (d) enter into loan participations. The fund will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the fund, exceeds 10% of the value of its total assets.

8. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

9. Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.


                   American Funds Insurance Series - Page 20

10. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements.

11.  Write, purchase or sell puts, calls or combinations thereof.

Notwithstanding investment restriction number 4, the fund may invest in securities of other managed investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.


NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. The fund may not invest more than 15% of its net assets in illiquid securities.

2.   The fund will not issue senior securities, except as permitted by the 1940
Act.

INVESTMENT RESTRICTIONS OF THE CASH MANAGEMENT FUND

The Cash Management Fund may not:


1. Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

2. As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

3. Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

4. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the fund's total assets would be so invested.

5. Make loans to others except for the purchase of the debt securities listed above. The fund may enter into repurchase agreements as described above.

6. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

7. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.


                   American Funds Insurance Series - Page 21

8.   Invest in puts, calls, straddles, spreads or any combination thereof.

9. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate or commodities.

10. Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

Notwithstanding investment restriction number 9, the fund may invest in securities of other managed investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.


Notwithstanding investment restriction number 1 above, in order to comply with Rule 2a-7 under the 1940 Act, the Cash Management Fund has adopted a non-fundamental policy (that may be changed by the Board of Trustees without shareholder approval) of investing no more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. government); provided however, that the Cash Management Fund may invest, as to 25% of its assets, more than 5% of its assets in certain high-quality securities (as defined in the Rule) of a single issuer for a period of up to three business days. Investment restriction number 9 above does not prevent the purchase by the Cash Management Fund of securities that have "put" or "stand-by" commitment features.


                     SERIES ORGANIZATION AND VOTING RIGHTS

The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983.


All Series operations are supervised by its Board of Trustees, which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the Series as described below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.


The Series has two classes of shares - Class 1 and Class 2. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the Series' rule 18f-3 Plan. Class 2 shareholders have exclusive voting rights with respect to its rule 12b-1 Plan adopted in connection with the distribution of Class 2 shares. Each class has exclusive voting rights on other matters in which the interests of one class are different from interests in another class. Shares of both classes of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The Series does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.


                   American Funds Insurance Series - Page 22

                            MANAGEMENT OF THE SERIES


BOARD OF TRUSTEES AND OFFICERS

                                        YEAR FIRST                                               NUMBER OF BOARDS
                         POSITION        ELECTED                                                  WITHIN THE FUND
                           WITH         A TRUSTEE          PRINCIPAL OCCUPATION(S) DURING       COMPLEX/2/ ON WHICH
     NAME AND AGE       REGISTRANT   OF THE SERIES/1/               PAST 5 YEARS                  TRUSTEE SERVES
---------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
 Lee A. Ault III         Trustee           1999         Chairman of the Board, In-Q-Tel, Inc.            1
 Age: 65                                                (information technology); former
                                                        Chairman, President and CEO,
                                                        Telecredit, Inc.
---------------------------------------------------------------------------------------------------------------------
 H. Frederick            Trustee           1994         Private Investor; former President              19
 Christie                                               and Chief Executive Officer, The
 Age: 68                                                Mission Group (non-utility holding
                                                        company subsidiary of Southern
                                                        California Edison Company)
---------------------------------------------------------------------------------------------------------------------
 Joe E. Davis            Trustee           1991         Private Investor; former Chariman,               1
 Age: 67                                                Linear Corporation; former President
                                                        and Chief Executive Officer, National
                                                        Health Enterprises, Inc.
                                                                                                ---------------------
------------------------------------------------------------------------------------------------
 Martin Fenton           Trustee           1995         Managing Director, Senior Resource              16
 Age: 66                                                Group LLC (development and management
                                                        of senior living communities)
                                                                                                ---------------------
------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Trustee           1999         President, Fuller Consulting                    13
 Age: 55                                                (financial management consulting
                                                        firm)
---------------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila     Trustee           1994         Private Investor; Chairman and CEO,              5
 Age: 48                                                Ladera Management Company (venture
                                                        capital and agriculture); former
                                                        owner and President, Energy
                                                        Investment, Inc.
---------------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton       Trustee           1996         Chairman/Chief Executive Officer,                6
 Age: 62                                                Cairnwood, Inc. (venture capital
                                                        investment)
---------------------------------------------------------------------------------------------------------------------


                            OTHER DIRECTORSHIPS/3/ HELD
     NAME AND AGE                    BY TRUSTEE
------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
------------------------------------------------------------
 Lee A. Ault III         Equifax, Inc.; Office Depot, Inc.
 Age: 65
------------------------------------------------------------
 H. Frederick            Ducommun Incorporated;IHOP
 Christie                Corporation;Southwest Water
 Age: 68                 Company;Valero L.P.

------------------------------------------------------------
 Joe E. Davis            BMC Industries, Inc.; Wilshire
 Age: 67                 Technologies, Inc.; Anworth
                         Mortgage Asset Corp.; Natural
                         Alternatives Inc.
------------------------------------------------------------
 Martin Fenton           None
 Age: 66
------------------------------------------------------------
 Leonard R. Fuller       None
 Age: 55
------------------------------------------------------------
 Mary Myers Kauppila     None
 Age: 48
------------------------------------------------------------
 Kirk P. Pendleton       York Group, Inc.
 Age: 62
------------------------------------------------------------




                   American Funds Insurance Series - Page 23

                                                         PRINCIPAL OCCUPATION(S) DURING
                                       YEAR FIRST               PAST 5 YEARS AND              NUMBER OF BOARDS
                                        ELECTED                  POSITIONS HELD                WITHIN THE FUND
                        POSITION       A TRUSTEE            WITH AFFILIATED ENTITIES         COMPLEX/2/ ON WHICH
                        WITH THE     AND/OR OFFICER       OR THE PRINCIPAL UNDERWRITER             TRUSTEE
    NAME AND AGE         SERIES     OF THE SERIES/1/              OF THE SERIES               OR OFFICER SERVES
------------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/4,5/
------------------------------------------------------------------------------------------------------------------------------------
 James K. Dunton       Chairman           1993         Senior Vice President and Director,            2
 Age: 64               of the                          Capital Research and Management
                       Board                           Company
------------------------------------------------------------------------------------------------------------------
 Donald D. O'Neal      President          1998         Senior Vice President, Capital                 2
 Age: 41               and                             Research and Management Company
                       Trustee
------------------------------------------------------------------------------------------------------------------
 James F.              Trustee            1995         President and Director, Capital                4
 Rothenberg                                            Research and Management Company
 Age: 55
------------------------------------------------------------------------------------------------------------------




                       OTHER DIRECTORSHIPS/3/ HELD
    NAME AND AGE          BY TRUSTEE OR OFFICER
---------------------------------------------------
 "INTERESTED" TRUSTEES/4,5/
---------------------------------------------------
 James K. Dunton       None
 Age: 64
---------------------------------------------------
 Donald D. O'Neal      None
 Age: 41
---------------------------------------------------
 James F.              None
 Rothenberg
 Age: 55
---------------------------------------------------





                   American Funds Insurance Series - Page 24

                                                                                    PRINCIPAL OCCUPATION(S) DURING
                                                                                    PAST 5 YEARS AND POSITIONS HELD
                                                YEAR FIRST ELECTED                     WITH AFFILIATED ENTITIES
                               POSITION             AN OFFICER                       OR THE PRINCIPAL UNDERWRITER
     NAME AND AGE          WITH REGISTRANT        OF THE SERIES                              OF THE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
 Michael J. Downer           Senior Vice        1991                Vice President and Secretary, Capital Research and Management
 Age: 46                      President                             Company; Secretary, American Funds Distributors, Inc.*;
                                                                    Director, Capital Bank and Trust Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine          Senior Vice        1993                Senior Vice President and Director, Capital Research and
 Age: 72                      President                             Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Alan N. Berro              Vice President      1998                Senior Vice President, Capital Research Company*
 Age: 41
-----------------------------------------------------------------------------------------------------------------------------------
 Claudia P.                 Vice President      1994                Senior Vice President, Capital Research and Management Company
 Huntington
 Age: 49
-----------------------------------------------------------------------------------------------------------------------------------
 Robert W. Lovelace         Vice President      1997                Senior Vice President and Director, Capital Research and
 Age: 39                                                            Management Company; Director, American Funds Distributors,
                                                                    Inc.*; President and Director, Capital Research Company*
-----------------------------------------------------------------------------------------------------------------------------------
 John H. Smet               Vice President      1994                Senior Vice President, Capital Research and Management Company
 Age: 44
-----------------------------------------------------------------------------------------------------------------------------------
 Susan M. Tolson            Vice President      1999                Senior Vice President, Capital Research Company*
 Age: 37
-----------------------------------------------------------------------------------------------------------------------------------
 Chad L. Norton               Secretary         1994                Vice President - Fund Business Management Group, Capital
 Age: 41                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Robert P. Simmer             Treasurer         1994                Vice President - Fund Business Management Group, Capital
 Age: 41                                                            Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Sheryl F. Johnson            Assistant         1997                Vice President - Fund Business Management Group, Capital
 Age: 33                      Treasurer                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 David A. Pritchett           Assistant         1999                Vice President - Fund Business Management Group, Capital
 Age: 35                      Treasurer                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------




                   American Funds Insurance Series - Page 25

* Company affiliated with Capital Research and Management Company.
1 Trustees and officers of the funds serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds Group) that are held by each trustee as a director of a public company or a registered investment company.

4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the Series' Investment Adviser, Capital Research and Management Company, or the parent company of the Investment Adviser, The Capital Group Companies, Inc.
5 All of the Trustees and officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUNDS IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                   American Funds Insurance Series - Page 26

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2001


                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                             DOLLAR RANGE/1/ OF           FAMILY OVERSEEN
          NAME              FUND SHARES OWNED/2/            BY TRUSTEE
-------------------------------------------------------------------------------
 "NON-INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Lee A. Ault III                    None                       None
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 Joe E. Davis                       None                       None
-------------------------------------------------------------------------------
 Martin Fenton                      None                   Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller                  None                $50,001 - $100,000
-------------------------------------------------------------------------------
 Mary Myers Kauppila                None                   Over $100,000
-------------------------------------------------------------------------------
 Kirk P. Pendleton                  None                   Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/3/
-------------------------------------------------------------------------------
 James K. Dunton                    None                   Over $100,000
-------------------------------------------------------------------------------
 Donald D. O'Neal                   None                   Over $100,000
-------------------------------------------------------------------------------
 James F. Rothenberg                None                   Over $100,000
-------------------------------------------------------------------------------



1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000.
2 All of the Series' outstanding shares are owned of record by the separate accounts of insurance companies that use the Series as the underlying investments for variable annuity and variable life insurance contracts.

3 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the Series' Investment Adviser, Capital Research and Management Company, or the parent company of the Investment Adviser, The Capital Group Companies, Inc.

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED DECEMBER 31, 2001

No compensation is paid by the Series to any officer or Trustee who is a director, officer or employee of the Investment Adviser or its affiliates. The Series pays annual fees of $28,000 to Trustees who are not affiliated with the Investment Adviser, plus $2,500 for each Board of Trustees meeting attended, and $1,000 for each meeting attended as a member of a committee of the Board of Trustees.


No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser.


                   American Funds Insurance Series - Page 27

                                                      TOTAL COMPENSATION (INCLUDING
                                                          VOLUNTARILY DEFERRED
                         AGGREGATE COMPENSATION             COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY         FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)    CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND           COMPANY OR ITS AFFILIATES/2/
-------------------------------------------------------------------------------------
 Lee A. Ault III                $39,500                        $ 39,500
-------------------------------------------------------------------------------------
 H. Frederick                   $43,000/3/                     $215,120/3/
 Christie
-------------------------------------------------------------------------------------
 Joe E. Davis                   $43,000                        $ 43,000
-------------------------------------------------------------------------------------
 Martin Fenton                  $43,000/3/                     $197,620/3/
-------------------------------------------------------------------------------------
 Leonard R. Fuller              $39,000                        $ 71,620
-------------------------------------------------------------------------------------
 Mary Myers Kauppila            $39,000/3/                     $118,500/3/
-------------------------------------------------------------------------------------
 Kirk P. Pendleton              $39,000/3/                     $155,500/3/
-------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustees.
2 Capital Research and Management Company manages the American Funds consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the 2001 fiscal year for participating Trustees is as follows: H. Frederick Christie ($200,437), Martin Fenton ($47,772), Mary Myers Kauppila ($322,451) and Kirk
  P. Pendleton ($157,804). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the Trustees.

                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


                   American Funds Insurance Series - Page 28

INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the Series and the Investment Adviser will continue in effect until December 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Series, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of their assignment (as defined in the 1940 Act).


As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rates of:


Global Discovery Fund: 0.58% of net assets;


Global Growth Fund: 0.69% of the first $600 million of net assets, plus 0.59% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.53% on net assets in excess of $1.2 billion;


Global Small Capitalization Fund: .80% of the first $600 million of net assets, plus 0.74% on net assets in excess of $600 million;


Growth Fund: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.315% on net assets greater than $8.0 billion but not exceeding $13.0 billion, plus 0.30% on net assets in excess of $13.0 billion.


International Fund: 0.69% of the first $500 million of net assets, plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.53% on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus 0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.47% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.45% on net assets in excess of $10.5 billion;


New World Fund: 0.85% of net assets;


Blue Chip Income and Growth Fund: 0.50% of net assets;


Growth-Income Fund: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.32% on net assets greater than $2.5 billion but


                   American Funds Insurance Series - Page 29 not exceeding $4.0 billion, plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.242% on net assets in excess of $10.5 billion;


Asset Allocation Fund: 0.50% of the first $600 million of net assets, plus 0.42% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.36% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.32% on net assets in excess of $2.0 billion;


Bond Fund: 0.48% of the first $600 million of net assets, plus 0.44% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.40% on net assets in excess of $1.0 billion;


High-Income Bond Fund: 0.50% of the first $600 million of net assets, plus 0.46% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.45% on net assets in excess of $1.0 billion;


U.S. Government/AAA-Rated Securities Fund: 0.46% of the first $600 million of net assets, plus 0.40% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.36% on net assets in excess of $1.0 billion;


Cash Management Fund: 0.50% of the first $100 million of net assets, plus 0.42% on net assets greater than $100 million but not exceeding $400 million, plus 0.38% on net assets in excess of $400 million.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive, and related administrative functions of the Series, provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies, and postage used at the office of the Series relating to the services furnished by the Investment Adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the Investment Adviser, including, but not limited to, registration and filing fees with federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer, and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to Trustees unaffiliated with the Investment Adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.


The Agreement provides for an advisory fee reduction to the extent that each fund's annual ordinary net operating expenses, except the International Fund's, exceed 1 1/2% of the first $30 million of the average month-end total net assets of the fund and 1% of the average month-end total net assets in excess thereof. For the International Fund, the advisory fee will be reduced to the extent that its annual ordinary net operating expenses exceed 1 1/2% of its average month-end total net assets. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.


During the fiscal years ended December 31, 2001, 2000 and November 30, 1999, the Investment Adviser's total fees, respectively, amounted to the following: Global Growth Fund $5,456,000,


                   American Funds Insurance Series - Page 30

$6,048,000 and $2,672,000; Global Small Capitalization Fund $3,204,000, $3,765,000 and $1,054,000; Growth Fund $31,344,000, $37,904,000 and $26,451,000;
International Fund $15,387,000, $22,785,000 and $17,107,000; New World Fund
$1,285,000, $1,135,000 and $154,000; Growth-Income Fund $27,394,000, $26,218,000
and $26,220,000; Asset Allocation Fund $7,043,000, $6,965,000 and $7,418,000;
Bond Fund $1,970,000, $1,324,000 and $1,228,000; High-Income Bond Fund
$2,831,000, $3,078,000 and $3,651,000; U.S.Government/ AAA-Rated Securities Fund $2,204,000, $2,058,000 and $2,681,000; and Cash Management Fund $1,390,000,
$1,267,000 and $1,441,000.


During the period ended December 31, 2001, the Investment Adviser's total fee for the Global Discovery Fund and Blue Chip Income and Growth Fund amounted to $35,000 and $188,000, respectively.


During the one-month period ended December 31, 1999, the Investment Adviser's total fee amounted to the following: Global Growth Fund $376,000; Global Small Capitalization Fund $176,000; Growth Fund $2,723,000; International Fund $1,874,000; New World Fund $54,000; Growth-Income Fund $2,192,000; Asset Allocation Fund $623,000; Bond Fund $111,000; High-Income Bond Fund $291,000; U.S. Government/AAA-Rated Securities Fund $204,000; and Cash Management Fund $134,000.


PLAN OF DISTRIBUTION - The Series has adopted a Plan of Distribution (the "Plan") for its Class 2 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plan has been approved by a majority of the entire Board of Trustees, and separately by a majority of the Trustees who are not "interested persons" of the Series and who have no direct or indirect financial interest in the operation of the Plan. The officers and Trustees who are "interested persons" of the Series may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plan to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the Series is committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Trustees.


Under the Plan the Series will pay to insurance company contract issuers 0.25% of each fund's average net assets annually (Class 2 shares only) to finance any distribution activity which is primarily intended to benefit the Class 2 shares of the Series, provided that the Board of Trustees of the Series has approved the categories of expenses for which payment is being made. Payments made pursuant to the Plan will be used by insurance company contract issuers to pay a continuing annual service fee to dealers on the value of all variable annuity contract payments. During the fiscal year ended December 31, 2001, the Series incurred distribution expenses of $19,250,000, payable to certain life insurance companies under the Plan. Fees are paid to the contract issuers without regard to expenses. Accrued and unpaid distribution expenses were $1,944,000.


                                PRICE OF SHARES

The price paid for shares is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m., New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at


                   American Funds Insurance Series - Page 31

1:00 p.m., the funds' share prices would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Certain of the funds invest in securities listed on foreign exchanges which trade on Saturdays or other U.S. business holidays. Since the funds typically do not calculate their net asset values on Saturdays or other U.S. business holidays, the value of the funds' redeemable securities may be affected on days when shareholders do not have access to the funds. The net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Series' Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and


3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and


                   American Funds Insurance Series - Page 32 therefore does not expect to pay federal income tax, although in certain circumstances each fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of each fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of each fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which each fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by each fund from its current year's ordinary income and capital gain net income and (ii) any amount on which each fund pays income tax during the periods described above. Although each fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, each fund may determine that it is the interest of shareholders to distribute a lesser amount.


In addition to the asset diversification and other requirements for qualification as a regulated investment company, the funds are subject to another set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, a fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of the total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If a fund should fail to comply with these regulations, Contracts invested in that fund will not be treated as annuity, endowment or life insurance contracts under the Code.


                   American Funds Insurance Series - Page 33

     DIVIDENDS - Each fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the funds accrue receivables or liabilities denominated in a foreign currency and the time the funds actually collect such receivables, or pay such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the funds' investment company taxable income to be distributed to its shareholders as ordinary income.


     If the funds invest in stock of certain passive foreign investment companies, the funds may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the funds' holding period for the stock. The distribution or gain so allocated to any taxable year of the funds, other than the taxable year of the excess distribution or disposition, would be taxed to the funds at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the funds' investment company taxable income and, accordingly, would not be taxable to the funds to the extent distributed by the funds as a dividend to its shareholders.


     To avoid such tax and interest, the funds intend to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the funds each year, even though the funds will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the funds which must be distributed to shareholders in order to maintain the qualification of the funds as regulated investment companies and to avoid federal income taxation at the level of the funds.


                   American Funds Insurance Series - Page 34

     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as short-term capital gain.



     Dividend and interest income received by the funds from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The funds also intend to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the funds for reinvestment, requiring federal income taxes to be paid thereon by the funds, the funds intend to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the funds on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


See the applicable Contract prospectus for information regarding the Federal income tax treatment of the Contracts and distributions to the separate accounts.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the funds' portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the funds or who have provided investment research, statistical, or other related services to the Investment Adviser. The funds do not consider that they have an obligation to


                   American Funds Insurance Series - Page 35 obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the funds may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the funds, they are effected only when the Investment Adviser believes that to do so is in the interest of the funds. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The funds will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2001, 2000 and November 30, 1999, respectively, amounted to the following: Global Growth Fund $946,000, $1,191,000 and $414,000; Global Small Capitalization Fund $569,000, $948,000 and $385,000; Growth Fund $5,646,000,
$6,133,000 and $4,487,000; International Fund $4,046,000, $5,853,000 and
$5,345,000; Growth-Income Fund $7,914,000, $7,472,000 and $6,110,000; Asset
Allocation Fund $581,000, $598,000 and $790,000; and New World Fund $244,000,
$310,000 and $385,000. Brokerage commissions paid on portfolio transactions for the fiscal year ended December 31, 2001 only amounted to the following:
High-Income Bond Fund $15,000; Blue Chip Income and Growth Fund $237,000; and Global Discovery Fund $13,000.


Brokerage commissions paid on portfolio transactions for the one-month period ended December 31, 1999 amounted to the following: Global Growth Fund $40,000; Global Small Capitalization Fund $89,000; Growth Fund $433,000, International Fund $336,000; New World Fund $16,000; Growth-Income Fund $520,000; and Asset Allocation Fund $53,000.


Dealer concessions paid on underwriting transactions for the 2001 fiscal year amounted to the following: Global Discovery Fund $1,000; Global Growth Fund $40,000; Global Small Capitalization Fund $571,000; Growth Fund; $3,987,000; International Fund, $159,000; New World Fund $7,000; Growth-Income Fund $1,612,000; Asset Allocation Fund, $1,004,000; Bond Fund $1,397,000; High-Income Bond Fund $1,254,000; and U.S. Government/AAA-Rated Securities Fund $138,000.


The Series is required to disclose information regarding investments in the securities of broker-dealers (or parent companies of broker-dealers that derive more than 15% of their revenue from broker-dealer activities) which have certain relationships with the funds. During the last fiscal year, the following funds held equity or debt securities of broker-dealers that were among the top 10 dealers that acted as principals in portfolio transactions:


Global Discovery Fund held equity securities of Bank of America Corp. in the amount of $137,000.


Global Growth Fund held equity securities of Credit Suisse Group in the amount of $4,480,000 and J.P. Morgan Chase & Co, in the amount of $3,998,000.


Growth Fund held equity securities of J.P. Morgan Chase & Co, in the amount of $9,996,000.


International Fund held equity securities of Credit Suisse Group in the amount of $8,533,000.


                   American Funds Insurance Series - Page 36

Blue Chip Income and Growth Fund held equity securities of J.P. Morgan Chase & Co., in the amount of $6,518,000 and Bank of America Corp. in the amount of $2,896,000.


Growth-Income Fund held equity securities of J.P. Morgan Chase & Co. in the amount of $136,592,000 and Bank of America Corp. in the amount of $180,981,000.


Asset Allocation Fund held equity securities of Bank of America Corp. in the amount of $37,770,000.


Bond Fund held equity securities of UBS AG in the amount of $697,000 and debt securities of J.P. Morgan Chase & Co. in the amount of $1,873,000 and Morgan Stanley Dean Witter & Co. in the amount of $1,262,000.


U.S. Government/AAA-Rated Securities Fund held debt securities of Morgan Stanley Dean Witter & Co. in the amount of $1,514,000.


Cash Management Fund held debt securities of J.P. Morgan Chase & Co. and Bank of America Corp. in the amounts of $9,992,000 and $5,792,000, respectively.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by all funds, except New World Fund, including proceeds from the sale of shares of the funds and of securities in the funds' portfolios, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02105, as Custodian. Securites and cash owned by New World Fund, including proceeds from the sales of shares of the fund and of securities in the fund's portfolio, are held by JP Morgan Chase Bank, 270 Park Avenue, New York, NY 10017, as Custodian. Non-U.S. securities may be held by the Custodians in non-U.S. banks or securities depositories or foreign branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each insurance company's separate account, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company earned a fee of $115,000 for the 2001 fiscal year.


INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the Series' independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. The selection of the Series' independent accountant is reviewed and determined annually by the Board of Trustees.


PROSPECTUSES AND REPORTS TO SHAREHOLDERS - The Series' fiscal year ends on December 31. Contract owners are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The Series' annual financial statements are audited by the independent accounting firm of PricewaterhouseCoopers LLP.


                   American Funds Insurance Series - Page 37

PERSONAL INVESTING POLICY - The Series, Capital Research and Management Company and its affiliated companies have adopted codes of ethics which allow for personal investments, including securities in which the Series may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series' principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or Trustees. The Declaration of Trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.


REGISTRATION STATEMENT - A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act, with respect to the Series. The prospectus and this Statement of Additional Information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this Statement of Additional Information as to the content of the Contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and Contracts as filed with the Securities and Exchange Commission.


AUTHORIZED SHARES - The Series was organized as a Massachusetts Business Trust which permits each fund of the Series to issue an unlimited number of shares of beneficial interest of one or more classes.


                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S employs the designations "Prime-1," "Prime-2" and "Prime-3" to indicate
-------
commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in


                   American Funds Insurance Series - Page 38 well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.


Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


S&P ratings of commercial paper are graded into four categories ranging from "A"
---
for the highest quality obligations to "D" for the lowest.


A - Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety.


A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.


A-2 - Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1."


                   American Funds Insurance Series - Page 39


American Funds Insurance Series Global Discovery Fund
Investment Portfolio as of December 31, 2001



                                                                           Percent of
Largest Individual Equity Securities                                       Net Assets
Wells Fargo                                                                      2.78%
Berkshire Hathaway                                                                2.43
American International Group                                                      2.37
USA Networks                                                                      2.07
Cisco Systems                                                                     1.92
Clear Channel Communications                                                      1.91
Intuit                                                                            1.78
Motorola                                                                          1.64
Xilinx                                                                            1.60
Texas Instruments                                                                 1.53

[begin pie chart]
                                                                           Percent of
Geographic Location                                                        net assets
The Americas                                                                    58.84%
Europe                                                                            3.01
Asia\Pacific Basin                                                                2.15
Cash & equivalents                                                               36.00
[end pie chart]



                                                                               Number   Market  Percent
                                                                                   of    Value   of Net
Equity Securities (common & preferred stocks)                                  Shares    (000)   Assets

Semiconductor Equipment & Products - 7.81%
Xilinx, Inc.  /1/                                                                6,375   $  249    1.60%
Texas Instruments Inc.                                                           8,500      238     1.53
Maxim Integrated Products, Inc.  /1/                                             4,000      210     1.35
Taiwan Semiconductor Manufacturing Co. Ltd.                                     50,000      125      .81
 (Taiwan) /1/
Applied Materials, Inc.  /1/                                                     3,000      120      .77
Altera Corp.  /1/                                                                4,950      105      .68
Linear Technology Corp.                                                          2,150       84      .54
KLA-Tencor Corp.  /1/                                                            1,675       83      .53


Insurance - 7.11%
Berkshire Hathaway Inc., Class A  /1/                                                5      378     2.43
American International Group, Inc.                                               4,650      369     2.37
XL Capital Ltd., Class A                                                         1,200      110      .71
Allmerica Financial Corp.                                                        2,000       89      .57
Allianz AG (Germany)                                                               350       83      .53
Allstate Corp.                                                                   2,300       77      .50


Communications Equipment - 6.69%
Cisco Systems, Inc.  /1/                                                        16,475      298     1.92
Motorola, Inc.                                                                  17,000      255     1.64
Juniper Networks, Inc.  /1/                                                     10,000      190     1.22
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                               25,000      136      .87
Lucent Technologies Inc., 8.00% convertible                                         80       89      .57
 preferred 2031  /2/
Nokia Corp., Class A (ADR) (Finland)                                             2,975       73      .47


Media - 6.42%
USA Networks, Inc.  /1/                                                         11,800      322     2.07
Clear Channel Communications, Inc.  /1/                                          5,825      297     1.91
Viacom Inc., Class B, nonvoting /1/                                              4,375      193     1.24
AOL Time Warner Inc.  /1/                                                        5,500      177     1.14
NTL Inc.  /1/                                                                   10,000        9      .06


Commercial Services & Supplies - 4.03%
Concord EFS, Inc.  /1/                                                           7,100      232     1.49
Paychex, Inc.                                                                    4,300      150      .96
ServiceMaster Co.                                                               10,000      138      .89
Robert Half International Inc.  /1/                                              4,000      107      .69


Banks - 3.87%
Wells Fargo & Co.                                                                9,950      432     2.78
Bank of America Corp.                                                            2,175      137      .88
HSBC Holdings PLC (United Kingdom)                                               2,800       33      .21


Wireless Telecommunication Services - 3.83%
America Movil SA de CV, Series L (ADR) (Mexico)                                 10,850      211     1.36
Western Wireless Corp., Class A  /1/                                             7,025      199     1.28
AT&T Wireless Services, Inc.  /1/                                                7,725      111      .71
China Mobile (Hong Kong) Ltd. (ADR) (People's                                    4,250       74      .48
 Republic of China) /1/


Diversified Financials - 3.62%
Freddie Mac                                                                      3,000      196     1.26
Capital One Financial Corp.                                                      3,200      173     1.11
Fannie Mae                                                                       1,550      123      .79
ING Groep NV (Netherlands)                                                       2,500       64      .41
Providian Financial Corp.                                                        1,850        7      .05


Multiline Retail - 3.59%
Wal-Mart de Mexico, SA de CV, Series V                                           8,000      219     1.41
 (ADR) (Mexico)
Kohl's Corp.  /1/                                                                3,000      211     1.36
Dollar General Corp.                                                             8,600      128      .82


Specialty Retail - 2.69%
Gap, Inc.                                                                       17,000      237     1.52
Lowe's Companies, Inc.                                                           3,000      139      .89
United Rentals, Inc.  /1/                                                        1,900       43      .28


Software - 2.67%
Intuit Inc.  /1/                                                                 6,480      277     1.78
Microsoft Corp.  /1/                                                             1,875      124      .80
Novell, Inc.  /1/                                                                3,000       14      .09


Energy Equipment & Services - 2.14%
Schlumberger Ltd.                                                                4,175      230     1.48
Precision Drilling Corp. (Canada) /1/                                            4,000      103      .66


Internet Software & Services - 1.81%
Yahoo Inc.  /1/                                                                  6,675      118      .76
CNET Networks, Inc.  /1/                                                        11,025       99      .63
VeriSign, Inc.  /1/                                                              1,700       65      .42


Airlines - 1.37%
Southwest Airlines Co.                                                           7,000      129      .83
British Airways PLC (United Kingdom)                                            28,000       80      .51
Cathay Pacific Airways Ltd. (Hong Kong)                                          3,000        4      .03


Hotels, Restaurants & Leisure - 1.26%
Carnival Corp.                                                                   7,000      197     1.26


Computers & Peripherals - 1.07%
EMC Corp.  /1/                                                                   7,000       94      .61
Hewlett-Packard Co.                                                              3,475       72      .46


IT Consulting & Services - 1.00%
Titan Corp.  /1/                                                                 6,225      155     1.00


Health Care Providers & Services - 0.76%
Service Corp. International  /1/                                                23,600      118      .76


Aerospace & Defense - 0.67%
Mercury Computer Systems, Inc.  /1/                                              2,650      104      .67


Electric Uutilities - 0.24%
AES Corp.  /1/                                                                   2,300       38      .24


Miscellaneous - 1.35%
Other equity securities in initial period of                                                210     1.35
 acquisition
Total equity securities (cost: $10,515,000)                                               9,954    64.00



                                                                            Principal
                                                                               amount
Short-Term Securities                                                           (000)

Corporate Short-Term Notes - 31.30%
Triple-A One Funding Corp. 2.15% due 1/2/02 /2/                                 $  400   $  400     2.57
Abbott Laboratories 1.87% due 1/3/02 /2/                                           400      400     2.57
Minnesota Mining & Manufacturing Co. 1.85%                                         400      400     2.57
 due 1/7/02
Gannett Co., Inc. 1.90% due 1/10/02 /2/                                            400      400     2.57
Kraft Foods Inc. 1.72% due 1/16/02                                                 400      400     2.57
Equilon Enterprises LLC 1.76% due 1/16/02                                          400      400     2.57
BellSouth Corp. 1.75% due 1/22/02 /2/                                              400      399     2.57
Colgate-Palmolive Co. 1.83% due 1/31/02 /2/                                        400      399     2.57
General Electric Capital Corp. 1.82% due 1/2/02                                    360      360     2.32
Park Avenue Receivables Corp. 1.84% due 1/8/02 /2/                                 360      360     2.32
Household Finance Corp. 2.00% due 1/7/02                                           350      350     2.25
USA Education Inc. 1.77% due 1/3/02 /2/                                            300      300     1.93
SBC Communications Inc. 2.08% due 1/30/02 /2/                                      300      299     1.92


Federal Agency Discount Notes  -  4.74%
Freddie Mac 1.75% due 2/19/02                                                      390      389     2.50
Federal Home Loan Banks 1.67% due 2/1/02                                           350      349     2.24


Non-U.S. Currency - 0.06%
New Taiwanese Dollar                                                           NT$ 350       10      .06

Total short-term securities (cost: $5,615,000)                                            5,615    36.10
Total investment securities (cost: $16,130,000)                                          15,569   100.10
Excess of payables over cash and receivables                                                 15      .10
Net assets                                                                              $15,554  100.00%

/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
 resale may be limited to qualified
 institutional buyers; resale to public
 may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series Global Growth Fund
Investment Portfolio as of December 31, 2001

[pie chart]
                                                                          Percent of
                                                                          Net Assets

The Americas                                                                  40.34%
Europe                                                                        27.76%
Asia/Pacific Basin                                                            12.90%
Other Countries                                                                0.17%
Cash & Equivalents                                                            18.83%
[end pie chart]

Largest Individual Equity Securities
AstraZeneca                                                                    1.81%
Nokia                                                                          1.76%
Taiwan Semiconductor Manufacturing                                             1.74%
Clear Channel Communications                                                   1.67%
Michaels Stores                                                                1.54%
Pfizer                                                                         1.43%
AOL Time Warner                                                                1.43%
Microsoft                                                                      1.34%
Viacom                                                                         1.22%
Microchip Technology                                                           1.18%



Equity Securities (common & preferred stocks)
                                                                                        Market  Percent
                                                                           Number of     Value   of Net
Media  -  12.32%                                                              Shares     (000)   Assets
Clear Channel Communications, Inc. (USA) /1/                                  266,680   $13,577   1.67%
AOL Time Warner Inc. (USA) /1/                                                362,500    11,636     1.43
Viacom Inc., nonvoting, Class B (USA) /1/                                     224,777     9,924     1.22
Univision Communications Inc., Class A (USA) /1/                              149,000     6,029      .74
Vivendi Universal  (ADR) (France)                                              64,000     3,443
Vivendi Universal                                                              38,617     2,114      .68
Grupo Televisa, SA, ordinary participation                                    120,000     5,182      .64
 certificates (ADR) (Mexico) /1/
USA Networks, Inc. (USA) /1/                                                  179,000     4,888      .60
Independent News & Media PLC (Ireland)                                      2,533,084     4,735      .58
Granada PLC  (United Kingdom)                                               2,076,346     4,333      .53
Liberty Media Corp. (formerly AT&T Corp.                                      240,000     3,360      .41
 Liberty Media Group), Class A (USA) /1/
Fox Entertainment Group, Inc., Class A (USA) /1/                              125,000     3,316      .41
News Corp. Ltd. (Australia)                                                   405,500     3,233      .40
General Motors Corp., Class H (USA) /1/                                       200,000     3,090      .38
Metro International SA, Class B (USA) /1/                                     651,377     2,606
Metro International SA, Class A (Sweden) /1/                                   68,700       237
Metro International SA, Class B /1/                                            10,600        43      .35
Globo Cabo SA, preferred nominative (ADR)                                     738,300     2,591      .32
 (Brazil) /1/
Rogers Communications Inc., nonvoting,                                        125,000     2,129      .26
 Class B (Canada)
Telewest Communications PLC (United Kingdom) /1/                            1,500,000     1,352      .17
AVEX Inc. (Japan)                                                              45,000     1,335      .16
MIH Ltd., Class A (South Africa) /1/                                          150,000     1,095      .14
Washington Post Co., Class B (USA)                                              2,000     1,060      .13
Havas Advertising (France)                                                    140,000     1,013      .12
Village Roadshow Ltd., Class A, 5.50% preferred                             1,222,262     1,011      .12
 (Australia)
KirchMedia GmbH & Co. KGaA, nonvoting,                                         42,000       984      .12
 (Germany) /2/,/3/
Daily Mail and General Trust PLC, nonvoting,                                   87,250       822      .10
 Class A (United Kingdom)
PT Multimedia-Servicos de Telecomunicacoes                                    118,000       819      .10
 e Multimedia, SGPS, SA (Portugal) /1/
ProSieben SAT.1 Media AG, nonvoting, preferred                                144,000       711      .09
 (Germany)
PRIMEDIA Inc. (USA) /1/                                                       150,000       652      .08
NTL Inc. (USA) /1/                                                            550,000       517      .06
Nippon Television Network Corp. (Japan)                                         2,300       488      .06
Insight Communications Co., LP,                                                20,000       483      .06
 Class A (USA) /1/
Clear Media Ltd. (Hong Kong) /1/                                              659,000       482      .06
SET Satellite (Singapore) Pte. Ltd.                                           125,710       368      .05
 (Singapore)  /1/,/2/,/3/
United Pan-Europe Communications NV                                           395,000       183      .02
 (Netherlands) /1/
SET India Ltd. (India)  /1/,/2/,/3/                                             6,400       176      .02
UnitedGlobalCom, Inc., Class A (USA) /1/                                       35,000       175      .02
Crown Media Holdings, Inc., Class A (USA) /1/                                  15,000       169      .02

Semiconductor Equipment & Products  -  9.77%
Taiwan Semiconductor Manufacturing Co. Ltd.                                 5,640,200    14,141     1.74
 (Taiwan) /1/
Microchip Technology Inc. (USA) /1/                                           247,500     9,588     1.18
Tokyo Electron Ltd. (Japan)                                                   170,000     8,314     1.02
Texas Instruments Inc. (USA)                                                  288,000     8,064      .99
Dialog Semiconductor PLC (United Kingdom) /1/                                 837,000     6,035      .74
Applied Materials, Inc. (USA) /1/                                             140,000     5,614      .69
KLA-Tencor Corp. (USA) /1/                                                    100,000     4,956      .61
Samsung Electronics Co., Ltd. (South Korea)                                    20,000     4,281      .53
Maxim Integrated Products, Inc. (USA) /1/                                      64,000     3,361      .41
Rohm Co., Ltd. (Japan)                                                         23,000     2,976      .36
Micron Technology, Inc. (USA) /1/                                              90,000     2,790      .34
Xilinx, Inc. (USA) /1/                                                         65,000     2,538      .31
Linear Technology Corp. (USA)                                                  61,000     2,381      .29
Altera Corp. (USA) /1/                                                         90,000     1,910      .23
ASML Holdings NV, New York registered                                         110,000     1,876      .23
 (Netherlands) /1/
Micrel, Inc. (USA) /1/                                                         30,300       795      .10

Pharmaceuticals  -  7.79%
AstraZeneca PLC (United Kingdom)                                              213,960     9,638
AstraZeneca PLC                                                               107,205     4,932
AstraZeneca PLC (ADR)                                                           3,000       140     1.81
Pfizer Inc (USA)                                                              292,950    11,674     1.43
Shionogi & Co., Ltd. (Japan)                                                  491,000     8,366     1.03
Novo Nordisk A/S, Class B (Denmark)                                           126,500     5,176      .64
Pharmacia Corp. (USA)                                                         115,000     4,905      .60
Forest Laboratories, Inc. (USA) /1/                                            47,400     3,884      .48
Eli Lilly and Co. (USA)                                                        45,000     3,534      .43
CSL Ltd. (Australia)                                                          100,000     2,628      .32
H. Lundbeck A/S (Denmark) /1/                                                 101,595     2,617      .32
Aventis (France)                                                               35,000     2,484      .30
Elan Corp., PLC (ADR) (Ireland) /1/                                            50,000     2,253      .28
Sanofi-Synthelabo (France)                                                     16,000     1,194      .15

Specialty Retail  -  3.72%
Michaels Stores, Inc. (USA) /1/                                               380,000    12,521     1.54
Lowe's Companies, Inc. (USA)                                                  165,000     7,658      .94
Limited Inc. (USA)                                                            310,000     4,563      .56
Dixons Group PLC (United Kingdom)                                           1,091,929     3,731      .45
Kingfisher PLC (United Kingdom)                                               320,119     1,867      .23

Software  -  3.32%
Microsoft Corp. (USA) /1/                                                     165,000    10,931     1.34
Amdocs Ltd. (USA) /1/                                                         150,000     5,096      .63
Cadence Design Systems, Inc. (USA) /1/                                        217,000     4,757      .58
Mentor Graphics Corp. (USA) /1/                                               132,000     3,111      .38
Intuit Inc. (USA) /1/                                                          40,000     1,711      .21
Capcom Co., Ltd. (Japan)                                                       54,000     1,425      .18

Diversified Telecommunication Services  -  3.21%
Telekom Austria AG (Austria) /1/                                              955,000     7,915      .97
Swisscom AG (Switzerland)                                                      22,000     6,098      .75
Hellenic Telecommunications Organization SA (Greece)                          365,000     5,946      .73
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                         130,000     4,552      .56
AT&T Corp. (USA)                                                               90,000     1,633      .20

Oil & Gas  -  3.05%
Norsk Hydro AS (Norway)                                                       170,000     7,122      .87
Husky Energy Inc. (Canada)                                                    675,000     6,980      .86
Petroleo Brasileiro SA - Petrobras (ADR) (Brazil)                             284,300     6,624      .81
"Shell" Transport and Trading Co., PLC, New York                              100,000     4,145      .51
 registered (United Kingdom)


Banks  -  2.99%
Bank of Nova Scotia (Canada)                                                  161,000     4,949      .61
Royal Bank of Canada (Canada)                                                 144,000     4,686      .58
Credit Suisse Group (Switzerland) /1/                                         105,000     4,480      .55
Lloyds TSB Group PLC (United Kingdom)                                         300,000     3,254      .40
DBS Group Holdings Ltd. (Singapore) /1/                                       351,000     2,624      .32
Westpac Banking Corp. (Australia)                                             214,348     1,724      .21
ABN AMRO Holding NV (Netherlands)                                             100,262     1,615      .20
Toronto-Dominion Bank (Canada)                                                 39,200     1,011      .12

Food Products  -  2.81%
Lindt & Sprungli AG (Switzerland)                                               6,000     3,362
Lindt & Sprungli AG, participation certificates                                   525     2,974      .78
Unilever PLC (United Kingdom)                                                 720,000     5,905      .72
Orkla AS (Norway)                                                             282,285     4,781      .59
Unilever NV (Netherlands)                                                      60,000     3,517      .43
Sara Lee Corp. (USA)                                                          105,000     2,334      .29

Electronic Equipment & Instruments  -  2.73%
EPCOS AG (Germany)                                                            130,000     6,712      .83
Murata Manufacturing Co., Ltd. (Japan)                                         67,000     4,006      .49
Venture Manufacturing (Singapore) Ltd (Singapore)                             490,000     3,530      .43
Samsung Electro-Mechanics Co., Ltd. (South Korea)                              85,000     2,856      .35
Celestica Inc. (Canada) /1/                                                    65,000     2,625      .32
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                 540,000     2,476      .31

Wireless Telecommunication Services  -  2.71%
Vodafone Group PLC (United Kingdom)                                         1,694,684     4,429
Vodafone Group PLC (ADR)                                                       78,000     2,003      .79
America Movil SA de CV, Series L (ADR) (Mexico)                               242,500     4,724      .58
Libertel N.V. (Netherlands) /1/                                               408,500     3,756      .46
NTT DoCoMo, Inc. (Japan)                                                          285     3,338      .41
Tele Nordeste Celular Participacoes  SA, preferred                             82,200     2,317      .28
 nominative (ADR) (Brazil)
KDDI Corp. (Japan)                                                                480       895      .11
Egyptian Co. for Mobile Services (Egypt) /1/                                   90,000       654      .08

Communications Equipment  -  2.33%
Nokia Corp., Class A (ADR) (Finland)                                          510,000    12,510
Nokia Corp.                                                                    70,000     1,805     1.76
Cisco Systems, Inc. (USA) /1/                                                 150,000     2,716      .33
Crown Castle International Corp. (USA) /1/                                    145,000     1,549      .19
ADVA AG Optical Networking (Germany) /1/                                       89,300       374      .05

Commercial Services & Supplies  -  2.24%
Hays PLC (United Kingdom)                                                   1,946,514     5,887      .72
DeVry Inc. (USA) /1/                                                          130,000     3,699      .46
Sabre Holdings Corp., Class A (USA) /1/                                        50,000     2,118      .26
Apollo Group, Inc., Class A (USA) /1/                                          42,000     1,890      .23
Securitas AB, Class B (Sweden)                                                 90,000     1,713      .21
Brambles Industries Ltd. (Australia)                                          287,358     1,525      .19
Adecco SA (Switzerland)                                                        25,325     1,377      .17

Metals & Mining  -  1.98%
RAO Norilsk Nickel (ADR) (Russia) /1/                                         360,000     6,120      .75
Alcoa Inc. (USA)                                                              140,000     4,977      .61
BHP Billiton PLC (formerly Billiton PLC)                                      500,000     2,538      .31
 (United Kingdom)
Hoganas AB, Class B (Sweden)                                                  160,000     2,502      .31

Diversified Financials  -  1.86%
Capital One Financial Corp. (USA)                                              95,000     5,125      .63
J.P. Morgan Chase & Co. (USA)                                                 110,000     3,998      .49
ING Groep NV (Netherlands)                                                     80,000     2,040      .25
AIFUL Corp. (Japan)                                                            25,000     1,613      .20
First Pacific Co. Ltd. (Hong Kong)                                         12,842,735     1,581      .19
Shohkoh Fund & Co., Ltd. (Japan)                                               10,000       791      .10

Hotels, Restaurants & Leisure  -  1.80%
Starbucks Corp. (USA) /1/                                                     320,000     6,096      .75
Carnival Corp. (USA)                                                          170,000     4,773      .58
McDonald's Corp. (USA)                                                         83,000     2,197      .27
Compass Group PLC (United Kingdom)                                            213,205     1,597      .20

Internet Software & Services  -  1.58%
SmartForce PLC (ADR) (Ireland) /1/                                            242,200     5,994      .74
VeriSign, Inc. (USA) /1/                                                      100,000     3,804      .47
CNET Networks, Inc. (USA) /1/                                                 182,439     1,637      .20
Yahoo Inc. (USA) /1/                                                           75,000     1,331      .16
WEB.DE AG (Germany) /1/                                                        30,000       106      .01

Personal Products  -  1.51%
Shiseido Co., Ltd. (Japan)                                                    555,000     5,112      .63
Avon Products, Inc. (USA)                                                      77,900     3,622      .45
Estee Lauder Companies Inc., Class A (USA)                                    110,000     3,527      .43

Chemicals -  1.36%
Dow Chemical Co. (USA)                                                        258,000     8,715     1.07
Valspar Corp. (USA)                                                            40,000     1,584      .19
BOC Group PLC (United Kingdom)                                                 50,000       771      .10

Multiline Retail  -  1.31%
Wal-Mart de Mexico, SA de CV, Series V (ADR)                                  228,000     6,242      .77
 (Mexico)
Woolworths Group PLC (United Kingdom)                                       6,450,000     4,443      .54

Containers & packaging  -  1.05%
Sealed Air Corp. (USA) /1/                                                    210,000     8,572     1.05

Automobiles  -  1.01%
Suzuki Motor Corp. (Japan)                                                    520,000     5,672      .69
Honda Motor Co., Ltd. (Japan)                                                  65,000     2,586      .32

Machinery  -  0.88%
Invensys PLC (United Kingdom)                                               4,118,706     7,142      .88

Health Care Equipment & Supplies  -  0.81%
Synthes-Stratec Inc. (Switzerland)                                              6,500     4,528      .56
Sulzer Medica Ltd (Switzerland)                                                49,000     2,067      .25

Air Freight & Couriers  -  0.69%
Atlas Air Worldwide Holdings, Inc. (USA) /1/                                  385,000     5,640      .69

Food & Drug Retailing  -  0.67%
Woolworths Ltd. (Australia)                                                   640,838     3,677      .45
Koninklijke Ahold NV (Netherlands)                                             61,812     1,798      .22

Insurance  -  0.66%
Munchener Ruckversicherungs-Gesellschaft AG                                    12,500     3,394      .42
 (Germany)
American International Group, Inc. (USA)                                       25,000     1,985      .24

Computers & Peripherals  -  0.64%
Opticom ASA (Norway) /1/                                                       56,000     2,296      .28
Psion PLC (United Kingdom)                                                  1,200,000     1,466      .18
C Technologies AB (Sweden) /1/                                                404,776     1,413      .18

Paper & Forest Products  -  0.56%
Kimberly-Clark de Mexico, SA de CV, Class A (Mexico)                        1,540,000     4,580      .56

Beverages  -  0.54%
Anheuser-Busch Companies, Inc. (USA)                                           50,000     2,261      .28
Heineken NV (Netherlands)                                                      56,000     2,123      .26

Health Care Providers & Services  -  0.49%
Fresenius Medical Care AG, preferred (Germany)                                 90,000     4,006      .49

Aerospace & Defense  -  0.44%
Bombardier Inc., Class B (Canada)                                             350,000     3,626      .44

Office Electronics  -  0.43%
Canon, Inc. (Japan)                                                           103,000     3,533      .43

Distributors  -  0.30%
Li & Fung Ltd. (Hong Kong)                                                  2,200,000     2,469      .30

Real Estate  -  0.27%
Cheung Kong (Holdings) Ltd. (Hong Kong)                                       210,000     2,182      .27

Internet & Catalog Retail  -  0.25%
eBay Inc. (USA) /1/                                                            30,000     2,007      .25

Household durables  -  0.22%
Sony Corp. (Japan)                                                             39,200     1,786      .22

Airlines  -  0.14%
British Airways PLC (United Kingdom)                                          400,000     1,134      .14

Miscellaneous  -  0.73%
Other equity securities in initial period of                                              5,915      .73
 acquisition

Total equity securities: (cost: $714,159,000)                                           661,186    81.17


Short-Tterm Securities
                                                                           Principal
                                                                              Amount
Corporate Short-Term Notes  -  17.27%                                          (000)
Societe Generale North America Inc. 1.79%-1.95%                                16,700    16,693     2.05
 due 1/7-1/10/02
Nestle Capital Corp. 1.84%-2.02% due                                           14,600    14,584     1.79
 1/8-1/28/02  /2/
Stadshypotek AB 1.98% due 1/18/02  /2/                                         14,200    14,186     1.74
American Honda Finance Corp. 1.93% due 1/29/02                                 11,600    11,582     1.42
Danske Corp. Inc. 1.85% due 1/14/02                                            11,000    10,992     1.35
Rabobank Nederland NV 1.77%-1.85% due 1/14/02                                  10,000     9,993     1.23
Asset Securitization Corp. 2.00%-2.10% due                                      9,700     9,697     1.19
 1/2-1/10/02  /2/
Toyota Motor Credit Corp. 1.80%-2.00% due                                       9,200     9,196     1.13
 1/9-1/11/02  /2/
Triple-A One Funding Corp. 1.85%-1.99% due                                      8,438     8,430     1.03
 1/9-1/22/02  /2/
Coca-Cola Co. 1.74% due 1/25/02                                                 8,100     8,090      .99
Reseau Ferre de France 1.97% due 1/11/02                                        7,800     7,795      .96
General Electric Capital Corp. 1.82% due 1/2/02                                 5,200     5,200      .64
Texaco Inc. 2.01% due 1/10/02                                                   5,000     4,997      .61
Pfizer Inc 1.80% due 1/31/02 /2/                                                4,800     4,793      .59
Merck & Co., Inc. 1.87% due 2/1/02                                              4,500     4,493      .55

Federal Agency Discount Notes  -  1.20%
Freddie Mac 1.74%-1.98% due 1/8-2/12/02                                         9,800     9,783     1.20

Non-U.S. Currency  -  0.06%
New Taiwanese Dollar                                                       NT$16,474        472      .06

Total short-term securities (cost: $150,985,000)                                        150,976    18.53

Total investment securities (cost: $865,144,000)                                        812,162    99.70
Excess of cash and receivables over payables                                              2,478      .30

Net Assets                                                                             $814,640 100.00%

/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
 resale may be limited to qualified
 institutional buyers; resale to public
 may require registration.
/3/Valued under procedures established by the Board of Trustees.

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series Global
Small Capitalization Fund
Investment Portfolio, December 31, 2001

Investment Portfolio
                                                                            Percent
                                                                             of net
                                                                              assets

The Americas                                                                  61.36%
Asia/Pacific Basin                                                             9.69%
Europe                                                                         9.57%
Other Countries                                                                2.69%
Cash & Equivalents                                                            16.69%


Largest Individual Equity Securities

Aviron                                                                          2.53%
Travelocity.com                                                                 2.44%
Western Oil Sands                                                               2.27%
Documentum                                                                      2.10%
Exar                                                                            1.90%
Hotel Reservations Network                                                      1.74%
School Specialty                                                                1.69%
Restoration Hardware                                                            1.61%
Ticketmaster                                                                    1.36%
Verisity                                                                        1.32%

                                                                                       Market   Percent
                                                                                         value    of net
Stocks (common & preferred)                                                   Shares     (000)    assets

Internet software & services - 10.36%
Travelocity.com Inc. (USA) (1)                                                360,000   $10,336    2.44%
Hotel Reservations Network, Inc., Class A (USA) (1)                           160,000     7,360      1.74
OTG Software, Inc. (USA) (1)                                                  400,000     4,000       .95
webMethods, Inc. (USA) (1)                                                    200,000     3,352       .79
DoubleClick Inc. (USA) (1)                                                    290,000     3,289       .78
SonicWALL, Inc. (USA) (1)                                                     150,000     2,916       .69
Retek Inc. (USA) (1)                                                           80,000     2,390       .57
MatrixOne, Inc. (USA) (1)                                                     150,000     1,949       .46
Cybird Co., Ltd. (Japan) (1)                                                      390     1,899       .45
EarthLink, Inc. (USA) (1)                                                     150,000     1,825       .43
CNET Networks, Inc. (USA) (1)                                                 175,000     1,570       .37
SmartForce PLC (ADR) (Ireland) (1)                                             40,000       990       .23
RADWARE Ltd. (Israel) (1)                                                      60,000       779       .18
Epicentric, Inc., Series C, convertible                                       340,136       435       .10
 preferred (USA) (1) (2) (3)
DreamArts Corp. (Japan) (1) (2) (3)                                               400       380       .09
BridgeSpan, Inc., Series B, convertible preferred                             246,129       244       .06
 (USA) (1) (2) (3)
GFT Technologies AG (Germany) (1)                                              23,000       104       .03


Semiconductor equipment & products - 7.81%
Exar Corp. (USA) (1)                                                          385,000     8,027      1.90
Cymer, Inc. (USA) (1)                                                         150,000     4,009       .95
Elantec Semiconductor, Inc. (USA) (1)                                          88,200     3,387       .80
Semtech Corp. (USA) (1)                                                        85,000     3,034       .72
Faraday Technology Corp. (Taiwan)                                             640,000     3,026       .71
ASM Pacific Technology Ltd. (Hong Kong)                                     1,460,000     2,874       .68
TriQuint Semiconductor, Inc. (USA) (1)                                        225,000     2,759       .65
Vitesse Semiconductor Corp. (USA) (1)                                         210,000     2,610       .61
SOITEC SA (France) (1)                                                         85,000     1,684       .40
Melexis NV (Belgium) (1)                                                      100,000       757       .18
TranSwitch Corp. (USA) (1)                                                    110,800       499       .12
MIPS Technologies, Inc., Class A (USA) (1)                                     43,100       372       .09
Custom Silicon Configuration Services (Belgium) (1)                            40,000        18       .00


Biotechnology  -  6.66%
Aviron (USA) (1)                                                              215,200    10,702      2.53
IDEXX Laboratories, Inc. (USA) (1)                                            188,700     5,380      1.27
Amylin Pharmaceuticals, Inc. (USA) (1)                                        500,000     4,570      1.08
ILEX Oncology, Inc. (USA) (1)                                                 101,000     2,731       .65
XOMA Ltd. (USA) (1)                                                           220,000     2,167       .51
Vical Inc. (USA) (1)                                                           80,000       979       .23
OSI Pharmaceuticals, Inc. (USA) (1)  (2)                                       14,000       640       .15
Genetronics Biomedical Corp. (USA) (1)                                        810,000       549       .13
Forbes Medi-Tech Inc. (Canada) (1)                                            252,000       467       .11


Software - 6.50%
Documentum, Inc. (USA) (1)                                                    410,000     8,905      2.10
Verisity Ltd. (Israel) (1)                                                    295,500     5,600      1.32
HNC Software Inc. (USA) (1)                                                   220,000     4,532      1.07
Mentor Graphics Corp. (USA) (1)                                               145,000     3,418       .81
Ulticom, Inc. (USA) (1)                                                       250,000     2,515       .60
Aspen Technology, Inc. (USA) (1)                                              100,000     1,680       .40
Aldata Solution Oyj (Finland) (1)                                             230,000       424       .10
Alterian PLC (United Kingdom) (1)                                             250,000       262       .06
Melody Interactive Solutions AB, Class A                                       86,300       115       .03
 (Sweden) (1) (2) (3)
Infoteria Corp. (Japan) (1) (2) (3)                                               128        61       .01


Specialty retail -  5.92%
Restoration Hardware, Inc. (USA) (1)                                          406,300     3,632
Restoration Hardware, Inc. (1) (2) (3)                                        282,051     2,269
Restoration Hardware, Inc. (1) (2)                                            100,000       894      1.61
Zale Corp. (USA) (1)                                                          125,000     5,235      1.24
Culture Convenience Club Co., Ltd. (Japan)                                    165,000     2,636       .62
Circuit City Stores, Inc. - CarMax Group (USA) (1)                            100,000     2,274       .54
Michaels Stores, Inc. (USA) (1)                                                60,000     1,977       .47
Finlay Enterprises, Inc. (USA) (1)                                            190,100     1,580       .37
JJB Sports PLC (United Kingdom)                                               200,000     1,338       .31
Sharper Image Corp. (USA) (1)                                                 100,000     1,175       .28
DFS Furniture Co. PLC (United Kingdom)                                        136,425       888       .21
Giordano International Ltd. (Hong Kong)                                     1,600,000       708       .17
African Lakes PLC (United Kingdom) (1)                                      3,700,000       398       .09
Homac Corp. (Japan)                                                             6,500        35       .01


Electronic equipment & instruments  -  5.32%
Keithley Instruments, Inc. (USA)                                              300,000     5,070      1.20
Micronic Laser Systems AB (Sweden) (1)                                        195,000     3,563       .84
Kingboard Chemical Holdings Ltd. (Hong Kong)                                4,600,000     2,950       .70
Newport Corp. (USA)(1)                                                        150,000     2,892       .68
Hankuk Electric Glass Co., Ltd. (South Korea)                                  55,000     2,481       .59
Venture Manufacturing (Singapore) Ltd (Singapore)                             168,000     1,210
Venture Manufacturing (Singapore) Ltd.  (2)                                    90,000       648       .44
DDi Corp. (USA) (1)                                                            90,000       886       .21
Orbotech Ltd. (Israel) (1)                                                     27,000       841       .20
Hana Microelectronics PCL (Thailand)                                          460,000       770       .18
Digital Electronics Corp. (Japan)                                              52,000       633       .15
QPL International Holdings Ltd. (Hong Kong) (1)                             1,293,000       464       .11
JOT Automation Group Oyj (Finland)                                            260,000       111       .02


Hotels, restaurants & leisure  -  4.71%
P.F. Chang's China Bistro, Inc. (USA) (1) (2)                                  75,000     3,547
P.F. Chang's China Bistro, Inc.  (1)                                           35,000     1,656      1.23
Ameristar Casinos, Inc. (USA) (1)                                             162,000     4,058       .96
Vail Resorts, Inc. (USA) (1)                                                  200,000     3,546       .84
Orient-Express Hotels Ltd., Class A (USA) (1)                                 150,000     2,715       .64
Extended Stay America, Inc. (USA) (1)                                         150,000     2,460       .58
Boca Resorts, Inc., Class A (USA) (1)                                         150,000     1,965       .46


Media  -  4.26%
Groupe AB SA (France)                                                         141,250     2,980       .70
Fox Kids Europe NV (Netherlands) (1)                                          288,000     2,948       .70
SBS Broadcasting SA (Luxembourg) (1)                                          118,000     2,136       .51
Cumulus Media Inc., Class A (USA) (1)                                         119,700     1,937       .46
Westwood One, Inc. (USA) (1)                                                   64,200     1,929       .46
Lions Gate Entertainment Corp., Series A,                                         558     1,272
 convertible preferred (Canada) (3)
Lions Gate Entertainment Corp. (1)                                            100,000       228
Lions Gate Entertainment Corp., warrants,                                     237,150        62       .37
 expire 2004 (1) (3)
UnitedGlobalCom, Inc., Class A (USA) (1)                                      300,000     1,500       .35
PRIMEDIA Inc. (USA) (1)                                                       292,612     1,273       .30
CanWest Global Communications Corp. (Canada)                                  111,300       831       .20
Sportsworld Media Group PLC (United Kingdom) (1)                              179,500       635       .15
GameLoft.com SA (France) (1)                                                  252,758       176       .04
Modalis Research Technologies, Inc. (USA) (1) (2) (3)                         322,270        62       .01
Photobition Group PLC (United Kingdom) (3)                                  1,460,000        62       .01


Internet & catalog retail  -  3.05%
School Specialty, Inc. (USA) (1)                                              312,700     7,155      1.69
Ticketmaster, Class B (USA) (1)                                               350,000     5,736      1.36


Commercial services & supplies -  2.94%
Education Management Corp. (USA) (1)                                          145,400     5,271      1.24
Informatics Holdings Ltd. (Singapore)                                       2,957,000     1,778       .42
Stericycle, Inc. (USA) (1)                                                     25,000     1,522       .36
Oslo Bors Holding ASA (Norway) (1) (2)                                         75,000     1,253       .30
ITE Group PLC (United Kingdom) (1)                                          3,831,058     1,223       .29
Sylvan Learning Systems, Inc. (USA) (1)                                        50,000     1,104       .26
Corporate Services Group PLC (United Kingdom) (1)                             578,750       286       .07

Oil & gas  -  2.54%
Western Oil Sands Inc. (Canada) (1) (2)                                       686,666     8,231
Western Oil Sands Inc., Class A (1)                                           114,444     1,372      2.27
Tullow Oil PLC (United Kingdom) (1)                                         1,026,399     1,128       .27


Metals & mining  -  2.29%
Hoganas AB, Class B (Sweden)                                                  158,000     2,471       .58
Kenmare Resources PLC (Ireland) (1)                                         9,500,000     2,022       .48
Nelson Resources Ltd. (Canada) (1)                                          8,250,000     1,865       .44
Gabriel Resources Ltd. (Canada) (1)                                           600,000     1,319
Gabriel Resources Ltd. (1) (2) (3)                                            200,000       396       .41
First Quantum Minerals Ltd. (Canada) (1)                                      400,000       753       .18
Thistle Mining Inc. (Canada) (1)                                            3,945,455       421       .10
Namibian Minerals Corp. (Canada)(1)                                         1,900,000       352
Namibian Minerals Corp. warrants (1) (3)                                      950,000      -          .08
Arcon International Resources PLC (Ireland) (1)                             3,250,000        95       .02


Computers & peripherals  -  1.32%
Pinnacle Systems, Inc. (USA) (1)                                              300,000     2,382       .56
O2Micro International Ltd. (USA) (1)                                           75,000     1,804       .43
C Technologies AB (Sweden) (1)                                                372,340     1,300       .31
Sotec Co. Ltd. (Japan) (2)                                                        129        91       .02


Wireless telecommunication services  -  1.30%
TeraBeam Networks (USA) (1) (2) (3)                                           533,332     1,600       .38
Tele Centro Oeste Celular Participacoes SA,                                   200,000     1,400       .33
 preferred nominative (ADR) (Brazil)
Tele Celular Sul Participacoes SA, preferred                                   50,000       818       .19
 nominative (ADR) (Brazil)
Tele Norte Celular Participacoes SA, preferred                                 28,000       640       .15
 nominative (ADR) (Brazil)
GLOBE TELECOM, Inc.(Philippines) (1)                                           40,500       535       .13
Tele Leste Celular Participacoes SA,                                           25,000       511       .12
 preferred nominative (ADR) (Brazil) (1)


Airlines  -  1.10%
Atlantic Coast Airlines Holdings, Inc. (USA) (1)                              200,000     4,658      1.10


Chemicals  -  1.07%
SPARTECH Corp. (USA)                                                          150,000     3,083       .73
OM Group, Inc. (USA)                                                           12,000       794       .19
Cambrex Corp. (USA)                                                            15,000       654       .15


Pharmaceuticals  -  1.02%
Inspire Pharmaceuticals, Inc. (USA) (1)                                       116,000     1,634       .39
Medicis Pharmaceutical Corp., Class A (USA) (1)                                20,000     1,292       .30
Scios Inc. (USA) (1)                                                           50,000     1,188       .28
InterMune Inc.  (USA) (1)                                                       4,400       217       .05


Food & drug retailing  -  0.95%
Performance Food Group Co. (USA) (1)                                          100,000     3,517       .83
Migros Turk TAS (Turkey)                                                    5,850,000       504       .12


Health care providers & services  -  0.92%
Triad Hospitals, Inc. (USA) (1)                                                75,000     2,201       .52
Rhon-Klinikum AG, nonvoting preferred (Germany)                                21,000     1,080       .26
ICON PLC (ADR) (Ireland) (1)                                                   20,000       596       .14


Gas utilities -  0.90%
International Energy Group Ltd. (United Kingdom)                              960,000     3,800       .90


Mutual funds  -  0.85%
Gladstone Capital Corp. (USA)                                                 195,000     3,607       .85


Transportation infrastructure  -  0.83%
Zhejiang Expressway Co. Ltd., Class H (China)                               7,000,000     1,724       .41
SembCorp Logistics Ltd. (Singapore)                                         1,200,000     1,170       .28
International Container Terminal Services,                                 14,500,000       592       .14
 Inc. (Philippines) (1)


Insurance  -  0.82%
Arthur J. Gallagher & Co. (USA)                                               100,000     3,449       .82


Household durables  -  0.78%
Techtronic Industries Co. Ltd. (Hong Kong)                                  6,000,000     2,405       .57
Tohoku Pioneer Corp. (Japan)                                                   50,000       911       .21


Health care equipment & supplies  -  0.70%
InSite Vision Inc. (USA) (1) (2)                                              915,000     1,684
InSite Vision Inc., warrants, expire 2004  (1) (2) (3)                          9,150      -          .40
TriPath Imaging, Inc. (USA) (1)                                                94,836       714       .17
Transgenomic, Inc. (USA) (1)                                                   50,000       550       .13


Machinery  -  0.65%
Yushin Precision Equipment Co., Ltd. (Japan)                                   83,900     2,042       .48
Asahi Diamond Industrial Co., Ltd. (Japan)                                    175,000       692       .17


Communications equipment  -  0.62%
Ixia (USA) (1)                                                                110,000     1,414       .33
Stratos Lightwave, Inc. (USA) (1)                                             113,800       700       .16
Alphyra group PLC  (formerly ITG Group PLC)                                    98,029       327       .08
 (Ireland) (1)
Toyo Communication Equipment Co., Ltd. (Japan)                                 70,000       200       .05


Banks  -  0.41%
ICICI Bank Ltd. (India)                                                       934,200     1,720
ICICI Bank Ltd.  (ADR)                                                          4,000        19       .41


Paper & forest products  -  0.38%
M-real Oyj, Class B (Finland)                                                 257,000     1,588       .38


Distributors  -  0.36%
Sixt AG, nonvoting preferred (Germany)                                        100,000       864       .20
Li & Fung Ltd. (Hong Kong)                                                    400,000       449       .11
MEDION AG (Germany)                                                             5,600       224       .05


Beverages  -  0.36%
BRL Hardy Ltd. (Australia)                                                    170,976       964       .23
Quilmes Industrial SA, Class B (ADR) (Argentina)                               45,000       538       .13


Diversified financials  -  0.34%
American Capital Strategies, Ltd. (USA)                                        50,000     1,418       .34


Food products  -  0.16%
PT Indofood Sukses Makmur Tbk (Indonesia)                                  11,500,000       694       .16


Diversified telecommunication services  -  0.03%
Global Light Telecommunications Inc. (Canada) (1)                              40,000        76       .02
Glocalnet AB (Sweden) (1) (2)                                                 800,000        46       .01
Highpoint Telecommunications Inc. (Canada) (1)                                510,000         6       .00


Textiles & apparel  -  0.03%
EUROBIKE AG (Germany)                                                          40,000       112       .03


IT consulting & services  -  0.02%
Alphameric PLC (United Kingdom)                                                64,700       104       .02


Total stocks (cost: $367,503,000)                                                       331,162     78.28

                                                                           Principal
                                                                              Amount
Convertible debentures                                                         (000)

Oil & gas  -  0.25%
Sibir Energy PLC 15.00% 2002 (United Kingdom)                                Pound650     1,040       .25


Metals & mining  -  0.12%
Nelson Resources Ltd., Series A, 13.00% 2004                                     $500       500       .12
 (Canada)  (2) (3)

Total convertible debentures (cost: $1,486,000)                                           1,540       .37

Miscellaneous  -  4.66%
Other stocks in initial period of acquisition                                            19,725      4.66

Total equity securities (cost:  $368,989,000)                                           352,427     83.31


Short-term securities

Corporate short-term notes  -  13.77%
Pfizer Inc 1.80% due 1/31/02 (2)                                                8,900     8,886      2.10
Asset Securitization Cooperative Corp.1.95%-2.10%                               7,600     7,596      1.80
 due 1/7-1/10/02 (2)
General Electric Capital Services, Inc.                                         6,100     6,099      1.44
 1.82% due 1/2/02
H.J. Heinz Co. 2.10% due 1/17/02 (2)                                            5,900     5,894      1.39
Coca-Cola Co. 1.74% due 1/25/02                                                 5,300     5,294      1.25
Rabobank Nederland NV 1.77% due 1/14/02                                         5,000     4,997      1.18
Danske Corp. Inc. 1.85% due 1/14/02                                             5,000     4,996      1.18
Societe Generale North America Inc. 1.79% due 1/10/02                           4,400     4,398      1.04
Toyota Motor Credit Corp. 2.00% due 1/11/02 (2)                                 3,900     3,898       .92
Stadshypotek AB 1.98% due 1/18/02 (2)                                           3,500     3,496       .83
Gaz de France 2.00% due 1/30/02                                                 2,300     2,296       .54
Nestle Capital Corp. 2.04% due 1/11/02 (2)                                        400       400       .10


Federal agency discount notes  -  2.45%
Freddie Mac 1.74% - 1.98% due 1/3 - 2/12/02                                    10,400    10,386      2.45


Non-U.S. currency  -  0.08%
New Taiwanese Dollar                                                       NT$11,231        322       .08


Total short-term securities (cost: $68,971,000)                                          68,958     16.30

Total investment securities (cost: $437,960,000)                                        421,385     99.61
Excess of cash and receivables over payables                                              1,670       .39

Net assets                                                                             $423,055  100.00%

(1) Non-income-producing security.
(2) Purchased in a private placement transaction;
    resale may be limited to qualified institutional buyers; resale to public may require registration.
(3) Valued under procedures established by the Board of Trustees.

ADR = American Depositary Receipts

See Notes to Financial Statements

Equity securities appearing in the portfolio since June 30, 2001

Ameristar Casinos
Atlantic Coast Airlines Holdings
Boca Resorts
CanWest Global Communications
Circuit City Stores
Extended Stay America
Faraday Technology
Genetronics Biomedical
Gladstone Capital
Perfomance Food Group
Scios
Smartforce
Sylvan Learning System
Techtronic
Transgenomic
Ulticom
Vitesse Semiconductor

Equity securities eliminated from the portfolio since June 30, 2001

@Comm
Alliance Atlantis Communications
Artprice.com
AstroPower
Baltimore Technologies
Black Box
Bricsnet
BriteSmile
Crown Media Holdings
CTS
Day Interactive Holding
DSP Group
Eclipsys
eCollege.com
Emmis Communications
ERG
Esprit Holdings
F.A.M.E. Film & Music Entertainment
FI System
GoTo.com
HighWave Optical Technologies
HotJobs.com
innominate
Integra
InterTrust Technologies
Keppel Telecommunications & Transportation
KOMERI
Kyowa Exeo
LookSmart
Macromedia
MDC Communications
MemberWorks
Mercury Computer Systems
Metalink
Minmet
Mogul.com Group
NH Hoteles
Nissin
Optical Communication Products
Optoma
Power Integrations
Procomp Informatics
Radiant Systems
Sextant Entertainment
SkyWest
SportsLine.com
Telelogic
Too
Toyoda Machine Works
TTI Team Telecom International
Universal Scientific Industrial
VTech Holdings
Yamaichi Electronics
Zenith National Insurance


American Funds Insurance Series Growth Fund
Investment Portfolio, December 31, 2001


[begin pie chart]
Equity securities            90.32%
Cash & equivalents          9.68%
[end pie chart]

                                                                          Percent
                                                                           of Net
10 Largest equity securities                                               Assets

Viacom                                                                       5.54%
AOL Time Warner                                                              3.50%
Berkshire Hathaway                                                           3.46%
PeopleSoft                                                                   2.89%
Texas Instruments                                                            2.56%
American International Group                                                 2.26%
USA Networks                                                                 2.25%
Clear Channel Communications                                                 1.88%
Applied Materials                                                            1.73%
Southwest Airlines                                                           1.63%



                                                                                        Market  Percent
                                                                        Number of        Value   of Net
Equity Securities                                                          Shares        (000)   Assets

Media - 19.65%
Viacom Inc., Class B  /1/                                                9,347,061     $412,673
Viacom Inc., Class A  /1/                                                  878,400       38,869    5.54%
AOL Time Warner Inc.  /1/                                                8,892,725      285,456     3.50
USA Networks, Inc.  /1/                                                  6,700,000      182,977     2.25
Clear Channel Communications, Inc.  /1/                                  3,000,000      152,730     1.88
Comcast Corp., Class A, special stock  /1/                               3,618,300      130,259     1.60
News Corp. Ltd., preferred (ADR) (Australia)                             2,964,393       78,438
News Corp. Ltd. (ADR)                                                    1,270,000       40,399     1.46
Fox Entertainment Group, Inc., Class A  /1/                              3,450,000       91,528     1.12
Adelphia Communications Corp., Class A  /1/                              1,464,300       45,657      .56
TMP Worldwide Inc.  /1/                                                  1,000,000       42,900      .53
PRIMEDIA Inc.  /1/ /2/                                                   6,115,200       26,601
PRIMEDIA Inc.  /1/                                                       1,022,900        4,450      .38
UnitedGlobalCom, Inc., Class A  /1/                                      3,940,000       19,700      .24
Liberty Media Corp. (formerly AT&T Corp.                                 1,350,000       18,900      .23
 Liberty Media Group), Class A  /1/
Univision Communications Inc., Class A /1/                                 300,000       12,138      .15
Cablevision Systems Corp.-New York Group,                                  158,200        7,507
 Class A  /1/
Cablevision Systems Corp. - Rainbow Media                                  151,300        3,737      .14
 Group, Class A /1/
NTL Inc.  /1/                                                            5,000,000        4,700      .06
United Pan-Europe Communications NV                                      2,076,000          961      .01
 (Netherlands) /1/


Semiconductor Equipment & Products  - 16.43%
Texas Instruments Inc.                                                   7,455,000      208,740     2.56
Applied Materials, Inc.  /1/                                             3,505,000      140,550     1.73
Microchip Technology Inc. /1/                                            3,150,000      122,031     1.50
Taiwan Semiconductor Manufacturing Co.                                  44,070,000      110,491     1.36
 Ltd. (Taiwan) /1/
Analog Devices, Inc.  /1/                                                2,449,832      108,748     1.33
KLA-Tencor Corp.  /1/                                                    2,020,000      100,111     1.23
Linear Technology Corp.                                                  2,355,000       91,939     1.13
Xilinx, Inc.  /1/                                                        1,975,000       77,124      .95
Micron Technology, Inc.  /1/                                             2,215,000       68,665      .84
PMC-Sierra, Inc.  /1/                                                    2,801,300       59,556      .73
Maxim Integrated Products, Inc.  /1/                                     1,050,300       55,151      .68
Broadcom Corp., Class A  /1/                                             1,200,000       49,044      .60
Altera Corp.  /1/                                                        2,150,000       45,623      .56
LSI Logic Corp.  /1/                                                     2,500,000       39,450      .48
Applied Micro Circuits Corp.  /1/                                        3,424,200       38,762      .48
Teradyne, Inc. /1/                                                         525,000       15,823      .19
Micrel, Inc.  /1/                                                          115,000        3,016      .04
Vitesse Semiconductor Corp.  /1/                                           140,000        1,740      .02
Conexant Systems, Inc.  /1/                                                120,000        1,723      .02


Insurance  - 9.07%
Berkshire Hathaway Inc., Class A  /1/                                        3,725      281,610     3.46
American International Group, Inc.                                       2,315,000      183,811     2.26
Progressive Corp.                                                          700,000      104,510     1.28
XL Capital Ltd., Class A (Bermuda)                                         976,900       89,250     1.09
Allmerica Financial Corp.                                                  510,000       22,720      .28
Aon Corp.                                                                  438,500       15,576      .19
MGIC Investment Corp.                                                      250,000       15,430      .19
Marsh & McLennan Companies, Inc.                                           126,800       13,625      .17
Principal Financial Group, Inc.  /1/                                       500,200       12,005      .15


Software  - 7.00%
PeopleSoft, Inc.  /1/                                                    5,850,828      235,203     2.89
Microsoft Corp.  /1/                                                     1,310,000       86,787     1.07
Cadence Design Systems, Inc.  /1/                                        3,850,000       84,392     1.04
BEA Systems, Inc.  /1/                                                   2,380,000       36,652      .45
Mentor Graphics Corp.  /1/                                               1,250,000       29,462      .36
Intuit Inc.  /1/                                                           570,000       24,385      .30
Siebel Systems, Inc.  /1/                                                  815,000       22,804      .28
VERITAS Software Corp.  /1/                                                500,000       22,415      .27
Autodesk, Inc.                                                             400,000       14,908      .18
i2 Technologies, Inc.  /1/                                               1,025,000        8,097      .10
Roxio, Inc.  /1/                                                           244,595        4,048      .05
Asera, Inc., Series C, convertible                                         511,776          502      .01
 preferred /1/ /2/ /3/


Pharmaceuticals  - 6.13%
AstraZeneca PLC (United Kingdom)                                         2,450,000      111,038     1.36
Eli Lilly and Co.                                                        1,290,000      101,317     1.24
Pharmacia Corp.                                                          2,080,487       88,733     1.09
Pfizer Inc                                                               2,212,500       88,168     1.08
Forest Laboratories, Inc.  /1/                                             700,000       57,365      .71
American Home Products Corp.                                               583,000       35,773      .44
Johnson & Johnson                                                          100,000        5,910      .07
IVAX Corp.  /1/                                                            265,000        5,337      .07
Andrx Corp. - Andrx Group  /1/                                              50,000        3,520      .04
Guilford Pharmaceuticals, Inc.  /1/                                        200,000        2,400      .03


Communications Equipment  - 3.76%
Nokia Corp., Class A (ADR) (Finland)                                     3,252,200       79,776      .98
Corning Inc. /1/                                                         4,602,500       41,054      .50
Crown Castle International Corp. /1/                                     2,905,000       31,025      .38
Cisco Systems, Inc.  /1/                                                 1,460,000       26,441      .33
Telefonaktiebolaget LM Ericsson,                                         4,918,000       25,672      .32
 Class B (ADR) (Sweden)
JDS Uniphase Corp.  /1/                                                  2,825,000       24,521      .30
Adaptec, Inc.  /1/                                                       1,486,000       21,547      .27
Motorola, Inc.                                                           1,035,000       15,546      .19
Brocade Communications Systems, Inc.  /1/                                  319,000       10,565      .13
3Com Corp.  /1/                                                          1,455,000        9,283      .11
Juniper Networks, Inc.  /1/                                                475,200        9,005      .11
Nortel Networks Corp. (Canada)                                             770,000        5,775      .07
Comverse Technology, Inc.  /1/                                              85,000        1,901      .02
Arris Group, Inc. (formerly ANTEC Corp.) /1/                               150,000        1,464      .02
CIENA Corp.  /1/                                                           100,000        1,431      .02
Nexsi Systems Corp., Series C, convertible                                 405,997        1,155      .01
 preferred /1/ /2/ /3/


Commercial Services & Supplies  - 2.64%
Sabre Holdings Corp., Class A  /1/                                       1,593,917       67,502      .83
Allied Waste Industries, Inc. /1/                                        3,066,700       43,118      .53
Ceridian Corp.  /1/                                                      1,967,500       36,891      .45
Robert Half International Inc.  /1/                                        800,000       21,360      .26
Avery Dennison Corp.                                                       300,000       16,959      .21
Paychex, Inc.                                                              250,000        8,712      .11
ARAMARK Corp., Class B  /1/                                                300,000        8,070      .10
Arbitron Inc.  /1/                                                         219,880        7,509      .09
Concord EFS, Inc.  /1/                                                     160,000        5,245      .06


Diversified Financials  -  2.58%
Fannie Mae                                                                 962,000       76,479      .94
Capital One Financial Corp.                                              1,205,000       65,010      .80
Household International, Inc.                                              775,000       44,903      .55
J.P. Morgan Chase & Co.                                                    275,000        9,996      .12
Freddie Mac                                                                148,000        9,679      .12
State Street Corp.                                                          80,000        4,180      .05


Hotels, Restaurants & Leisure  - 2.33%
Starbucks Corp.  /1/                                                     6,000,000      114,300     1.40
Carnival Corp.                                                           2,480,300       69,647      .86
Outback Steakhouse, Inc. /1/                                               175,000        5,994      .07


Oil & Gas  - 2.21%
Murphy Oil Corp.                                                           609,700       51,239      .63
EOG Resources Inc.                                                       1,200,000       46,932      .58
Pogo Producing Co.                                                       1,599,300       42,014      .52
Ocean Energy, Inc.                                                         892,600       17,138      .21
Enterprise Oil PLC (United Kingdom)                                      1,700,000       11,519      .14
Ivanhoe Energy Inc. (Canada) /1/                                         4,500,000       10,229
Ivanhoe Energy Inc., warrants,                                           4,500,000          523      .13
 expire 2002 /1/ /3/


Airlines  -  2.07%
Southwest Airlines Co.                                                   7,197,443      133,009     1.63
AMR Corp.  /1/                                                           1,100,000       24,387      .30
Ryanair Holdings PLC (ADR) (Ireland) /1/                                   200,000        6,410      .08
Delta Air Lines, Inc.                                                      150,000        4,389      .06


Internet Software & Services  - 1.61%
Yahoo  Inc.  /1/                                                         5,400,000       95,796     1.18
VeriSign, Inc.  /1/                                                        549,800       20,914      .26
CNET Networks, Inc.  /1/                                                   910,000        8,163      .10
Homestore.com, Inc.  /1/ /3/                                             2,400,000        6,048      .07


Specialty Retail  - .57%
Lowe's Companies, Inc.                                                   1,833,000       85,070     1.04
Staples, Inc.  /1/                                                         875,000       16,363      .20
Limited Inc.                                                             1,100,000       16,192      .20
CDW Computer Centers, Inc.  /1/                                            160,000        8,594      .11
Williams-Sonoma, Inc.  /1/                                                  45,000        1,931      .02


Electronic Eqipment & Instruments  - 1.44%
Solectron Corp.  /1/                                                     4,384,000       49,452      .61
Sanmina-SCI Corp. (merger of Sanmina Corp.                               1,205,710       23,994      .29
 and SCI Systems, Inc.)  /1/
DDi Corp.  /1/                                                           1,300,000       12,792      .16
Celestica Inc. (Canada) /1/                                                300,000       12,117      .15
Flextronics International Ltd.                                             400,000        9,596      .12
 (Singapore) /1/
Jabil Circuit, Inc.  /1/                                                   400,000        9,088      .11


Biotechnology  - 1.19%
Sepracor Inc.  /1/                                                         604,800       34,510      .42
Millennium Pharmaceuticals, Inc.  /1/                                    1,200,000       29,412      .36
Genentech, Inc.  /1/                                                       300,000       16,275      .20
IDEC Pharmaceuticals Corp.  /1/                                            173,400       11,952      .15
Amgen Inc.  /1/                                                             90,000        5,080      .06


Air Freight & Couriers  - 1.18%
FedEx Corp.  /1/                                                         1,400,000       72,632      .89
United Parcel Service, Inc., Class B                                       436,200       23,773      .29


Beverages  - 1.17%
Anheuser-Busch Companies, Inc.                                             650,000       29,387      .36
PepsiCo, Inc.                                                              400,000       19,476      .24
Coca-Cola Co.                                                              412,000       19,426      .24
Coca-Cola West Japan Co. Ltd. (Japan)                                      755,000       13,524      .17
Adolph Coors Co., Class B                                                  250,000       13,350      .16

Tobacco  - 1.05%
Philip Morris Companies Inc.                                             1,871,000       85,785     1.05


Diversified Telecommunication Services  - 0.96%
Telefonos de Mexico, SA de CV, Class L                                   1,820,000       63,736      .78
 (ADR) (Mexico)
WorldCom, Inc. - WorldCom Group  /1/                                     1,000,000       14,080      .18
CoreExpress, Inc., Series C, convertible                                 1,861,446          230      .00
 preferred  /1/  /2/ /3/
Sigma Networks, Inc., Series C, convertible                              2,546,377           25      .00
 preferred  /1/  /2/ /3/


Computers & Peripherals  - 0.82%
Sun Microsystems, Inc.  /1/                                              1,500,000       18,450      .23
Quantum Corp. - DLT & Storage Systems /1/                                1,500,000       14,775      .18
Storage Technology Corp.  /1/                                              500,000       10,335      .13
Maxtor Corp.  /1/                                                        1,520,000        9,637      .12
Dell Computer Corp.  /1/                                                   327,300        8,896      .11
Compaq Computer Corp.                                                      450,000        4,392      .05


Containers & Packaging  -  0.65%
Sealed Air Corp.  /1/                                                    1,300,000       53,066      .65


Energy Equipment & Services  - 0.59%
Baker Hughes Inc.                                                          625,000       22,794      .28
Schlumberger Ltd.                                                          260,000       14,287      .18
Nabors Industries, Inc.  /1/                                               131,000        4,497      .06
Cooper Cameron Corp.  /1/                                                  110,000        4,440      .05
Halliburton Co.                                                            150,000        1,965      .02


Internet & Catalog Retail  - 0.47%
eBay Inc.  /1/                                                             500,000       33,450      .41
Pay Pal, Inc. (formerly X.Com Corp),                                     1,872,727        5,150      .06
 Series C, convertible preferred  /1//2//3/


Health Care Equipment & Supplies  - 0.47%
Applera Corp. - Applied Biosystems Group                                   965,600       37,919      .47


Electric Utilities  - 0.46%
Edison International  /1/                                                2,500,000       37,750      .46


Industrial Conglomerates  - 0.43%
Tyco International Ltd.                                                    600,000       35,340      .43


Banks  - 0.41%
Charter One Financial, Inc.                                              1,212,750       32,926      .41


Aerospace & Defense  - 0.36%
Bombardier Inc., Class B (Canada)                                        1,838,700       19,050      .23
Lockheed Martin Corp.                                                      120,000        5,600      .07
Northrop Grumman Corp.                                                      45,000        4,536      .06


Chemicals  - 0.35%
Valspar Corp.                                                              666,100       26,378      .32
Syngenta AG (Switzerland) /1/                                               43,491        2,254      .03


Wireless Telecommunication Services  - 0.32%
Vodafone Group PLC (ADR) (United Kingdom)                                  375,000        9,630
Vodafone Group PLC                                                       2,710,000        7,083      .20
Sprint PCS Group  /1/                                                      225,000        5,492      .07
Nextel Communications, Inc., Class A  /1/                                  350,000        3,836      .05


Multi-Utilities  - 0.23%
Questar Corp.                                                              750,000       18,788      .23


Food & Drug Retailing  - 0.21%
Walgreen Co.                                                               500,000       16,830      .21


IT Consulting & Services  - 0.18%
Computer Sciences Corp.  /1/                                               300,000       14,694      .18


Health Care Providers & Services  - 0.12%
Anthem, Inc.  /1/                                                          200,000        9,900      .12


Multiline Retail  - 0.11%
Kohl's Corp.  /1/                                                          125,000        8,805      .11


Miscellaneous  - 0.10%
Other equity securities in initial period                                                 7,869      .10
 of acquisition



Total equity securities (cost: $6,396,049,000)                                        7,355,701    90.32



                                                                        Principal       Market  Percent
                                                                           Amount        Value   of Net
Short-Term Securities                                                       (000)        (000)   Assets

Corporate Short-Term Notes  - 5.80%
Ciesco LP 1.77%-2.02% due 1/15-2/5/02                                     $50,700        50,618      .62
BellSouth Corp. 1.80%-1.93% due 1/17-2/8/02 /2/                             50,000       49,920      .61
General Electric Capital Corp. 1.75%-2.05%                                  45,540       45,483      .56
 due 1/2-2/12/02
Household Finance Corp. 1.89%-2.03% due                                     40,200       40,172      .49
 1/11-1/22/02
Verizon Network Funding Corp. 1.92%-2.22%                                   32,400       32,362      .40
 due 1/15-1/22/02
Equilon Enterprises LLC 1.78%-1.80%                                         32,100       32,073      .39
 due 1/8-1/24/02
Private Export Funding Corp. 1.75%-1.87%                                    32,000       31,890      .39
 due 3/7-3/12/02  /2/
Three Rivers Funding Corp. 1.78%-1.93%                                      29,106       29,090      .36
 due 1/4-1/14/02  /2/
GE Financial Assurance Holdings Inc. 2.24%                                  25,000       24,961      .31
 due 1/25/02  /2/
E.W. Scripps Co. 1.80%-1.83% due                                            25,000       24,947      .30
 1/9-3/20/02  /2/
Gannett Co., Inc. 1.75%-1.90% due                                           20,100       20,087      .25
 1/10-1/23/02  /2/
Estee Lauder Companies Inc. 2.40% due 1/3/02  /2/                           20,000       19,996      .25
Tribune Co. 2.20% due 1/22/02  /2/                                          19,200       19,174      .24
USAA Capital Corp. 1.97% due 2/15/02                                        19,100       19,052      .23
Park Avenue Receivables Corp. 2.05%                                         17,500       17,465      .21
 due 2/4/02  /2/
Motiva Enterprises LLC 2.00% due 1/11/02                                    15,600       15,590      .19


Federal Agency Discount Notes  - 3.80%
Fannie Mae 1.74%-2.34% due 1/31-4/18/02                                    114,300      113,951     1.40
Federal Home Loan Banks 1.855%-2.28%                                        93,800       93,703     1.15
 due 1/11-1/30/02
Freddie Mac 1.68%-2.35% due 1/3-2/19/02                                     83,600       83,471     1.02
Federal Farm Credit Bank 2.05% due 1/22/02                                  18,500       18,477      .23


Non-U.S. Currency  - 0.04%
New Taiwanese Dollar                                                   NT$104,136         2,984      .04



Total short-term securities (cost: $785,588,000)                                        785,466     9.64


Total investment securities (cost: $7,181,637,000)                                    8,141,167    99.96
Excess of cash and receivables over payables                                              3,239      .04

Net assets                                                                           $8,144,406  100.00%

/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
 resale may be limited to qualified
 institutional buyers; resale to public
 may require registration.
/3/ Valued under procedures established by the Board of Trustees.


ADR = American Depositary Receipts

See Notes to Financial Statements






American Funds Insurance Series International Fund
Investment Portfolio, December 31, 2001
                                                                        Percent of
                                                                        Net Assets
[pie chart]
Europe                                                                       48.44%
Asia/Pacific Basin                                                           31.29%
The Americas                                                                 10.95%
Other Countries                                                               2.46%
Cash & Equivalents                                                            6.86%
[end pie chart]

Largest Individual Equity Securities

Taiwan Semiconductor Manufacturing                                            3.47%
AstraZeneca                                                                   3.32%
Petrobras                                                                     2.35%
Aventis                                                                       2.02%
Norsk Hydro                                                                   2.01%
Shionogi                                                                      1.93%
America Movil                                                                 1.68%
Groupe Bruxelles Lambert                                                      1.56%
Rohm                                                                          1.53%
Telekom Austria                                                               1.51%





                                                                         Number of       Market  Percent
                                                                            Shares        Value   of Net
Stocks (common & preferred)                                                               (000)   Assets

Pharmaceuticals  -  12.63%
AstraZeneca PLC (United Kingdom)                                          1,741,700   $   79,728   3.32%
Aventis SA (France)                                                         682,000       48,418     2.02
Shionogi & Co., Ltd. (Japan)                                              2,712,000       46,207     1.93
Sanofi-Synthelabo (France)                                                  440,000       32,823     1.37
Chugai Pharmaceutical Co., Ltd. (Japan)                                   2,200,000       25,419     1.06
Novo Nordisk A/S, Class B (Denmark)                                         491,500       20,109      .84
Elan Corp., PLC (ADR) (Ireland) /1/                                         415,800       18,736      .78
CSL Ltd. (Australia)                                                        450,000       11,826      .49
H. Lundbeck A/S (Denmark) /1/                                               344,744        8,880      .37
Novartis AG (Switzerland)                                                   200,000        7,231      .30
Shire Pharmaceuticals Group PLC (United Kingdom) /1/                        264,800        3,311
Shire Pharmaceuticals Group PLC (ADR) /1/                                    11,000          403      .15


Media  -  8.33%
Vivendi Universal  (France)                                                 604,491       33,094     1.38
Mediaset SpA (Italy)                                                      4,100,000       29,874     1.24
KirchMedia GmbH & Co. KGaA, non-voting                                      675,511       15,819      .66
 (Germany) /2/ /3/
Grupo Televisa, SA (ADR) (Mexico) /1/                                       360,000       15,545      .65
Granada PLC (United Kingdom)                                              6,631,150       13,837      .58
News Corp. Ltd. (ADR) (Australia)                                           362,000       11,515
News Corp. Ltd., preferred                                                  203,538        1,356      .54
Modern Times Group MTG AB, Class B (Sweden) /1/                             516,600       11,414      .47
British Sky Broadcasting Group PLC                                        1,000,000       10,993      .46
 (United Kingdom) /1/
ProSieben SAT.1 Media AG (Germany)                                        2,211,856       10,928      .45
Nippon Television Network Corp. (Japan)                                      42,000        8,916      .37
Fox Kids Europe NV (Netherlands) /1/                                        820,000        8,395      .35
Telewest Communications PLC (United Kingdom) /1/                          8,500,000        7,663      .32
MIH Ltd., Class A (South Africa) /1/                                        985,000        7,190      .30
Pearson PLC (United Kingdom)                                                500,000        5,751      .24
SBS Broadcasting SA (Luxembourg) /1/                                        158,800        2,874      .12
SET Satellite (Singapore) Pte. Ltd.                                         645,000        1,889      .08
 (Singapore) /1/ /2/ /3/
United Pan-Europe Communications NV                                       2,642,000        1,223      .05
 (Netherlands) /1/
SET India Ltd. (India)  /1/ /2/ /3/                                          32,200          883      .04
KirchPayTV GmbH & Co. KGaA (Germany) /1/ /2/ /3/                            239,788          872      .03


Oil & Gas  -  7.63%
Petoleo Brasileiro SA - Petrobras, ordinary                              2,422,400       56,442     2.35
 nominative (ADR) (Brazil)
Norsk Hydro AS (Norway)                                                   1,050,000       43,987
Norsk Hydro AS (ADR)                                                        100,000        4,200     2.01
Husky Energy Inc. (Canada)                                                2,250,000       23,269      .97
"Shell" Transport and Trading Co., PLC                                      410,000       16,994
 (New York registered) (United Kingdom)
"Shell" Transport and Trading Co., PLC                                      540,000        3,706      .86
Petro-Canada (Canada)                                                       740,000       18,265      .76
ENI SpA (Italy)                                                           1,300,000       16,261      .68


Electronic Equipment & Instruments  -  6.36%
Samsung SDI Co., Ltd. (South Korea)                                         811,000       36,086     1.50
Samsung Electro-Mechanics Co., Ltd. (South Korea)                           780,580       26,229     1.09
Nippon Electric Glass Co., Ltd. (Japan)                                   3,000,000       21,975      .92
Hon Hai Precision Industry Co., Ltd. (Taiwan)                             3,745,200       17,170      .72
Orbotech Ltd. (Israel) /1/                                                  550,000       17,132      .71
Murata Manufacturing Co., Ltd. (Japan)                                      211,000       12,615      .53
Hoya Corp. (Japan)                                                          175,000       10,423      .43
Hirose Electric Co., Ltd. (Japan)                                           111,000        7,540      .31
EPCOS AG (Germany)                                                           70,000        3,614      .15


Semiconductor Equipment & Products  -  6.13%
Taiwan Semiconductor Manufacturing Co. Ltd.                              33,208,952       83,260     3.47
 (Taiwan) /1/
Rohm Co., Ltd. (Japan)                                                      284,000       36,745     1.53
Dialog Semiconductor PLC (United Kingdom) /1/                             1,369,108        9,872      .41
ASML Holding NV (formerly ASM Lithography                                   500,000        8,688      .36
 Holding NV) (Netherlands) /1/
Samsung Electronics Co., Ltd. (South Korea)                                  40,000        8,562      .36


Banks  -  6.08%
Allied Irish Banks, PLC (Ireland)                                         2,300,000       26,617     1.11
Westpac Banking Corp. (Australia)                                         2,651,900       21,325      .89
Bank of Nova Scotia (Canada)                                                565,000       17,369      .72
Hang Seng Bank Ltd. (Hong Kong)                                           1,350,000       14,847      .62
Lloyds TSB Group PLC (United Kingdom)                                     1,340,000       14,536      .61
DBS Group Holdings Ltd. (Singapore)                                       1,318,700        9,858      .41
Credit Suisse Group (Switzerland) /1/                                       200,000        8,533      .35
Unibanco-Uniao de Bancos Brasileiros SA,                                    360,000        8,028      .33
 units (GDR) (Brazil)
ABN AMRO Holding NV (Netherlands)                                           425,737        6,856      .29
HBOS PLC (formerly Bank of Scotland)                                        579,000        6,702      .28
 (United Kingdom)
Svenska Handelsbanken Group, Class A (Sweden)                               300,000        4,419      .18
Sumitomo Mitsui Banking Corp. (Japan)                                     1,010,000        4,264      .18
Bangkok Bank PCL (Thailand) /1/                                           1,499,000        1,670      .07
Societe Generale  (France)                                                   17,400          973      .04


Food Products  -  4.88%
Orkla AS, Class A (Norway)                                                2,097,942       35,529     1.48
Nestle SA (Switzerland)                                                     142,520       30,402     1.27
Koninklijke Numico NV (Netherlands)                                       1,035,000       24,121     1.00
Unilever NV (Netherlands)                                                   255,000       14,948      .62
Groupe Danone (France)                                                      100,000       12,196      .51


Diversified Telecommunication Services  -  4.11%
Telekom Austria AG (Austria) /1/                                          4,365,000       36,176     1.51
Telefonos de Mexico, SA de CV, Class L                                      749,000       26,230     1.09
 (ADR) (Mexico)
Hellenic Telecommunications Organization SA (Greece)                      1,175,000       19,142      .80
Swisscom AG (Switzerland)                                                    20,000        5,544      .23
Videsh Sanchar Nigam Ltd. (ADR) (India)                                     555,426        5,332      .22
Bayan Telecommunications Holdings Corp.,                                    150,000        3,300       -
 convertible preferred (Philippines) /2/ /3/
Bayan Telecommunications Holdings Corp.,                                     43,010                    -
 Class A /1/  /2/ /3/
Bayan Telecomunications Holdings Corp.,                                      14,199                   .14
 Class B /1/  /2/ /3/
Philippine Long Distance Telephone Co. (Philippines)                        205,000        1,663
Philippine Long Distance Telephone Co. (ADR)                                154,000        1,269      .12


Wireless Telecommunication Services  -  3.49%
America Movil SA de CV (ADR) (Mexico)                                     2,064,000       40,207     1.68
China Mobile (Hong Kong) Ltd. (ADR) (People's                               650,000       11,362      .47
 Republic of China) /1/
NTT DoCoMo, Inc. (Japan)                                                        780        9,137      .38
China Unicom Ltd. (People's Republic of China) /1/                        7,478,200        8,248      .34
Vodafone Group PLC (United Kingdom)                                       3,000,000        7,841      .33
KDDI Corp. (Japan)                                                            2,750        5,125      .21
Egyptian Co. for Mobile Services (Egypt) /1/                                260,000        1,888      .08


Diversified Financials  -  2.99%
Groupe Bruxelles Lambert SA (Belgium)                                       710,000       37,322     1.56
ING Groep NV (Netherlands)                                                  842,082       21,469      .89
Housing Development Finance Corp. Ltd. (India) /2/                          933,000       12,902      .54


Household Durables  -  2.65%
Nintendo Co., Ltd. (Japan)                                                  198,600       34,669     1.45
Sony Corp. (Japan)                                                          590,200       26,891     1.12
SEGA Corp. (Japan) /1/                                                      100,000        1,989      .08


Commercial Services & Supplies  -  2.58%
Adecco SA (Switzerland)                                                     469,471       25,532     1.06
Brambles Industries PLC (United Kingdom) /1/                              4,031,993       19,934      .83
Brambles Industries Ltd. (Australia)                                      2,890,104       15,341      .64
Rentokil Initial PLC (United Kingdom)                                       284,100        1,140      .05


Specialty Retail  -  1.84%
Dixons Group PLC (United Kingdom)                                         7,192,341       24,577     1.02
INDITEX SA (Spain) /1/                                                      952,600       18,156      .76
Kingfisher PLC (United Kingdom)                                             242,376        1,413      .06


Automobiles  -  1.70%
Honda Motor Co., Ltd. (Japan)                                               561,000       22,317      .93
Suzuki Motor Corp. (Japan)                                                1,700,000       18,543      .77


Metals & Mining  -  1.55%
Anglo American Platinum Corp. Ltd. (South Africa)                           490,000       18,145      .76
BHP Billiton PLC (formerly Billiton PLC)                                  2,243,700       11,387      .47
 (United Kingdom)
Anglogold Ltd. (South Africa)                                               220,000        7,743      .32


Beverages  -  1.55%
Heineken NV (Netherlands)                                                   660,000       25,023     1.04
Southcorp Ltd. (Australia)                                                3,163,498       12,191      .51


Paper & Forest Products  -  1.50%
UPM-Kymmene Corp. (Finland)                                                 945,000       31,336     1.30
Kimberly-Clark de Mexico, SA de CV,                                       1,600,000        4,758      .20
 Class A (Mexico)


Insurance  -  1.43%
Allianz AG (Germany)                                                         93,500       22,099      .92
Munchener Ruckversicherungs-Gesellschaft                                     45,000       12,218      .51
 AG(Germany)


Real Estate  -  1.37%
Cheung Kong (Holdings) Ltd. (Hong Kong)                                   2,300,000       23,893      .99
Sumitomo Realty & Development Co., Ltd. (Japan)                           1,980,000        9,036      .38


Electrical Equipment  -  1.37%
Schneider SA (France)                                                       291,200       13,998      .59
Nitto Denko Corp. (Japan)                                                   521,100       12,010      .50
Johnson Electric Holdings Ltd. (Hong Kong)                                6,461,500        6,795      .28


Food & Drug Retailing  -  0.99%
Koninklijke Ahold NV (Netherlands)                                          737,550       21,457      .89
Loblaw Companies Ltd. (Canada)                                               75,000        2,449      .10


Construction Materials  -  0.77%
Holcim Ltd. (Switzerland)                                                    50,000       10,786      .45
Cemex, SA de CV, ordinary participation                                     300,000        7,410      .31
 certificates, Units (ADR) (Mexico)
Cemex, SA de CV, warrants, expire 2004                                       92,038          193      .01


Machinery  -  0.74%
Metso Oyj (Finland)                                                         830,000        8,719      .36
Mitsubishi Heavy Industries, Ltd. (Japan)                                 2,500,000        6,655      .28
Sandvik AB (Sweden)                                                         110,500        2,373      .10


Electric Utilities  -  0.72%
Scottish Power PLC (United Kingdom)                                       2,950,000       16,300      .68
Manila Electric Co, Class A (GDR)                                           587,000          963
 (Philippines) /1/ /2/ /3/
Manila Electric Co. Class A (Special Purchase                                71,100           28      .04
 Right) (Philippines) /1/ /3/


Software  -  0.71%
SAP AG (Germany)                                                            129,600       16,984      .71


Internet Software & Services  -  0.69%
BCE Inc. (Canada) /1/                                                       575,000       16,464      .69


Auto Components  -  0.65%
GKN PLC (United Kingdom)                                                  4,031,993       15,537      .65


Health Care Providers & Services  -  0.61%
Fresenius Medical Care AG (Germany)                                         330,000       14,688      .61


Multiline Retail  -  0.59%
Wal-Mart de Mexico, SA de CV, Class C (Mexico)                            6,000,000       14,105      .59


Biotechnology  -  0.55%
Serono SA, Class B (Switzerland) /1/                                         15,000       13,097      .55


Aerospace & Defense  -  0.50%
Bombardier Inc., Class B (Canada)                                         1,160,600       12,024      .50


Communications Equipment  -  0.42%
Nokia Corp., Class A (Finland)                                              393,000       10,132      .42


Airlines  -  0.42%
British Airways PLC (United Kingdom)                                      2,846,900        8,072      .34
Cathay Pacific Airways Ltd. (Hong Kong) /1/                               1,529,000        1,961      .08


Office Electronics  -  0.40%
Canon, Inc. (Japan)                                                         280,000        9,605      .40


It Consulting & Services  -  0.40%
Nomura Research Institute, Ltd. (Japan) /1/                                  81,200        9,499      .40


Computers & Peripherals  -  0.33%
Opticom ASA (Norway) /1/                                                    194,000        7,954      .33


Hotels, Restaurants & Leisure  -  0.26%
Compass Group PLC (United Kingdom)                                          830,170        6,217      .26


Transportation Infrastructure  -  0.11%
Zhejiang Expressway Co. Ltd., Class H                                    10,298,000        2,536      .11
 (People's Republic of China)


Chemicals  -  0.04%
Syngenta AG (Switzerland) /1/                                                17,007          881      .04


TOTAL STOCKS (cost: $2,147,584,000)                                                    2,161,730    90.07



                                                                         Principal       Market  Percent
                                                                            Amount        Value   of Net
Convertible Debentures                                                       (000)        (000)   Assets

Media  -  0.12%
EM.TV & Merchandising AG 4.00% convertible                              Euro 6,508         2,780      .12
 debentures 2005 (Germany)


Diversified Telecommunication Services  -  0.05%
COLT Telecom Group PLC 2.00% 2006 (United Kingdom)                        2,400,000        1,258      .05


Electrical Equipment  -  0.03%
Elektrim SA 3.75% 2004 (Poland) /3/                                             850          681      .03
TOTAL CONVERTIBLE DEBENTURES (cost: $11,270,000)                                           4,719      .20

Miscellaneous  -  2.87%
Other stocks in initial period of acquisition                            25,773,823       68,916     2.87


TOTAL EQUITY SECURITIES (cost: $2,229,369,000)                                         2,235,365    93.14

                                                                         Principal       Market  Percent
                                                                            Amount        Value   of Net
Short-Term Securities                                                        (000)        (000)   Assets

Corporate Short-Term Notes  -  7.80%
American Honda Finance Corp. 1.78%-1.90%                                 42,100,000       42,044     1.75
 due 1/17-2/20/02
Asset Securitization Cooperative Corp. 1.88%-2.10%                       35,000,000       34,968     1.46
 due 1/8-1/24/02 /2/
Triple A One Funding Corp. 1.77%-1.90%                                   31,869,000       31,848     1.33
 due 1/11-1/15/02 /2/
Reseau Ferre de France 2.01% due 1/29/02                                 25,000,000       24,959     1.04
Private Export Funding Corp. 1.87% due 3/7/02 /2/                        20,000,000       19,935      .83
General Electric Capital Services, Inc.                                  18,510,000       18,508      .77
 1.82% due 1/2/02
UBS Finance (Delaware) Inc. 2.00% due 1/4/02                             15,000,000       14,997      .62


Non-U.S. Currency  -  0.06%
New Taiwanese Dollar                                                     NT$52,589         1,507      .06
TOTAL SHORT-TERM SECURITIES (cost: $188,844,000)                                         188,766     7.86


TOTAL INVESTMENT SECURITIES (cost: $2,418,213,000)                                     2,424,131   101.00
Excess of payables over cash and receivables                                              24,035     1.00

NET ASSETS                                                                            $2,400,096  100.00%

/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
 resale may be limited to qualified
 institutional buyers; resale to public
 may require registration.
/3/ Valued under procedures established by the Board of Trustees.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts


See Notes to Financial Statements

American Funds Insurance Series New World Fund
Investment Portfolio as of December 31, 2001


[pie chart]
The Americas                                                                     31.72%
Asia/Pacific Basin                                                               27.94%
Europe                                                                           19.73%
Other countries                                                                   5.49%
Cash & equivalents                                                               15.12%
[end pie chart]

                                                                               Percent
                                                                                of Net
Largest Individual Equity Securities                                            Assets

Coca-Cola                                                                         3.11%
Avon Products                                                                      2.01
Sappi                                                                              1.75
China Unicom                                                                       1.58
Votorantim Celulose e Papel                                                        1.50
Hon Hai Precision Industry                                                         1.41
Suzuki Motor                                                                       1.38
Petrobras                                                                          1.37
Housing Development Finance                                                        1.36
Migros Turk                                                                        1.34



                                                                                Number    Market  Percent
                                                                                    of     Value   of Net
Stocks (common & preferred)                                                     Shares     (000)   Assets

Banks  -  7.56%
Unibanco-Uniao de Bancos Brasileiros SA,                                        84,400    $ 1,882    1.23%
 units (GDR) (Brazil)
Shinhan Financial Group Co., Ltd. (formerly                                    120,230      1,619     1.06
 Shinhan Bank) (South Korea) /1/
Yapi ve Kredi Bankasi AS (Turkey) /1/                                      412,424,335      1,266      .83
Bank of the Philippine Islands (Philippines)                                  1,008,200     1,127      .74
ICICI Bank Ltd. (India)                                                         576,800     1,062
ICICI Ltd.  (ADR)                                                                08,000        38      .72
Bank Zachodni WBK SA (Poland) /1/                                                81,395     1,028      .67
Allied Irish Banks, PLC (Ireland)                                                84,500       978      .64
United Overseas Bank Ltd. (Singapore)                                           123,000       846      .56
HSBC Holdings PLC (United Kingdom)                                               54,800       641      .42
ABN AMRO Holding NV (Netherlands)                                                33,577       541      .36
Australia and New Zealand Banking Group Ltd.                                     55,000       500      .33
 (Australia)


Beverages  -  6.13%
Coca-Cola Co. (USA)                                                             100,500     4,739     3.11
Fomento Economico Mexicano, SA de CV (ADR)                                       45,500     1,572     1.03
 (Mexico)
Anheuser-Busch Companies, Inc. (USA)                                             30,000     1,356      .89
PepsiCo, Inc. (USA)                                                              21,400     1,042      .68
Heineken NV (Netherlands)                                                        17,000       645      .42


Wireless Telecommunication Services -  5.22%
China Unicom Ltd. (People's Republic of China) /1/                            2,178,000     2,402     1.58
GLOBE TELECOM, Inc. (Philippines) /1/                                           143,992     1,903     1.24
China Mobile (Hong Kong) Ltd. (People's Republic                                350,000     1,232      .81
 of China) /1/
COSMOTE Mobile Telecommunications SA (Greece)                                    90,000       915      .60
America Movil SA de CV, Series L (ADR) (Mexico)                                  40,000       779      .51
Tele Nordeste Celular Participacoes SA, preferred                                26,000       733      .48
 nominative (ADR) (Brazil)


Electronic Equipment & Instruments  -  4.94%
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                   469,500     2,152     1.41
Samsung SDI Co., Ltd. (South Korea)                                              37,000     1,646     1.08
Orbotech Ltd. (Israel) /1/                                                       50,000     1,557     1.02
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                43,000     1,445      .95
Venture Manufacturing (Singapore) Ltd (Singapore)                               101,000       728      .48


Food Products  -  4.88%
Orkla AS (Norway)                                                                86,142     1,459      .96
Unilever PLC (United Kingdom)                                                   170,000     1,394      .91
Nestle SA (Switzerland)                                                          06,000     1,280      .84
Sara Lee Corp. (USA)                                                             53,000     1,178      .77
Unilever NV (Netherlands)                                                        20,000     1,172      .77
Groupe Danone (France)                                                           06,200       756      .50
PT Indofood Sukses Makmur Tbk (Indonesia)                                     3,300,000       200      .13


Pharmaceuticals  -  4.27%
Dr. Reddy's Laboratories Ltd. (India)                                            84,000     1,611     1.06
AstraZeneca PLC (United Kingdom)                                                 31,800     1,463      .96
Aventis (France)                                                                 16,100     1,143      .75
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                               16,000       986      .65
PLIVA DD (GDR) (Croatia)                                                         90,000       922      .60
Pfizer Inc (USA)                                                                 09,700       387      .25


Paper & Forest Products  -  3.90%
Sappi Ltd. (South Africa)                                                       267,000     2,672     1.75
Votorantim Celulose e Papel SA (ADR) (Brazil)                                   130,000     2,294     1.50
Kimberly-Clark de Mexico, SA de CV, Class A (Mexico)                            330,000       981      .65


Diversified Telecommunication Services  -  3.87%
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                            45,000     1,576     1.03
Cia. de Telecomunicaciones de Chile SA (ADR)                                    105,800     1,424      .93
 (Chile) /1/
Videsh Sanchar Nigam Ltd. (ADR) (India)                                         132,100     1,268      .83
Telecom Argentina STET-France Telecom SA,                                       160,900     1,049      .69
 Class B (ADR) (Argentina)
Hellenic Telecommunications Organization SA (Greece)                             21,000       342      .23
Philippine Long Distance Telephone Co. (Philippines)                             30,800       250      .16


Media  -  3.72%
Grupo Televisa, SA, ordinary participation                                       39,500     1,706     1.12
 certificates (ADR) (Mexico) /1/
Independent News & Media PLC (Ireland)                                          794,724     1,486      .98
ABS-CBN Holdings Corp. (PDR) (Philippines)                                    2,250,000     1,039      .68
BEC World PCL (Thailand)                                                        220,000     1,025      .67
Globo Cabo SA, preferred nominative (ADR)                                       109,300       384      .25
 (Brazil) /1/
United Pan-Europe Communications NV                                              39,000        18      .01
 (Netherlands) /1/
Antenna TV SA (ADR) (Greece) /1/                                                 04,200        10      .01


Oil & Gas  -  3.44%
Petroleo Brasileiro SA - Petrobras (ADR) (Brazil)                                90,000     2,097     1.37
Sasol Ltd. (South Africa)                                                       120,000     1,055      .69
LUKOIL (ADR) (Russia)                                                            21,400     1,054      .69
Gulf Indonesia Resources Ltd. (Indonesia) /1/                                    70,000       630      .41
"Shell" Transport and Trading Co., PLC                                           10,000       414      .28
 (New York registered) (United Kingdom)


Metals & Mining  -  3.21%
Pohang Iron & Steel Co., Ltd. (South Korea)                                      15,700     1,469      .96
Cia. Vale do Rio Doce (Brazil)                                                   55,000     1,279      .84
Anglo American PLC (United Kingdom)                                              68,688     1,050      .69
BHP Billiton PLC (formerly Billiton PLC)                                        134,052       680      .45
 (United Kingdom)
Freeport-McMoRan Copper & Gold Inc.,                                             31,000       415      .27
 Class B (USA) /1/


Automobiles  -  2.67%
Suzuki Motor Corp. (Japan)                                                      193,000     2,105     1.38
Honda Motor Co., Ltd. (Japan)                                                    33,000     1,313      .86
Nissan Motor Co., Ltd. (Japan)                                                  125,000       661      .43


Personal Products  -  2.01%
Avon Products, Inc. (USA)                                                        65,800     3,060     2.01


Commercial Services & Supplies  -  2.01%
Sylvan Learning Systems, Inc. (USA) /1/                                          92,200     2,035     1.34
Sabre Holdings Corp., Class A (USA) /1/                                          24,155     1,023      .67


Diversified Financials  -  1.72%
Housing Development Finance Corp. Ltd. (India)                                  150,550     2,082     1.36
First Pacific Co. Ltd. (Hong Kong)                                            4,365,959       538      .36


Electric Utilities  -  1.68%
Huaneng Power International, Inc., Class H                                    3,040,000     1,832     1.20
 (People's Republic of China)
AES Corp. (USA) /1/                                                              45,000       736      .48


Food & Drug Retailing  -  1.34%
Migros Turk TAS (Turkey)                                                     23,700,000     2,043     1.34


Hotels, Restaurants & Leisure  -  1.30%
McDonald's Corp. (USA)                                                           60,000     1,588     1.04
Millennium & Copthorne Hotels PLC (United Kingdom)                              100,000       396      .26


Leisure Equipment & Products  -  1.26%
Fuji Photo Film Co., Ltd. (Japan)                                                54,000     1,922     1.26


Semiconductor Equipment & Products  -  1.12%
Samsung Electronics Co., Ltd. (South Korea)                                      08,000     1,712     1.12


Aerospace & Defense  -  1.00%
EMBRAER - Empresa Brasileira de Aeronautica SA,                                  69,000     1,527     1.00
 preferred nominative (ADR) (Brazil)


Health Care Equipment & Supplies  -  0.83%
Lumenis Ltd. (Israel) /1/                                                        64,500     1,271      .83


Gas Utilities  -  0.66%
Gas Natural SDG, SA (Spain)                                                      60,000       999      .66


Real Estate  -  0.65%
SM Prime Holdings, Inc. (Philippines)                                         8,110,000       993      .65


IT Consulting & Services  -  0.60%
Infosys Technologies Ltd. (India)                                                10,800       916      .60


Internet Software & Services  -  0.55%
Check Point Software Technologies Ltd. (Israel) /1/                              21,000       838      .55


Household Products  -  0.54%
Kimberly-Clark Corp. (USA)                                                       13,680       818      .54


Machinery  -  0.53%
Mitsubishi Heavy Industries, Ltd. (Japan)                                       254,000       676      .44
Sandvik AB (Sweden)                                                              06,200       133      .09


Distributors  -  0.53%
Li & Fung Ltd. (Hong Kong)                                                      714,000       801      .53


Industrial Conglomerates  -  0.52%
Itausa - Investimentos Itau SA, preferred                                       850,000       799      .52
 nominative (Brazil)


Electrical Equipment  -  0.46%
Johnson Electric Holdings Ltd. (Hong Kong)                                      667,000       701      .46


Multiline Retail  -  0.39%
Wal-Mart de Mexico, SA de CV, Series V (ADR)                                     22,000       602      .39
 (Mexico)


Construction Materials -  0.37%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)                            360,000       561      .37



Household Durables  -  0.33%
Sony Corp. (Japan)                                                               11,000       501      .33


Transportation Infrastructure  -  0.30%
Grupo Aeroportuario del Sureste, SA de CV,                                       30,000       462      .30
 Class B (ADR) (Mexico) /1/


Building Pproducts  -  0.29%
Asahi Glass Co., Ltd. (Japan)                                                    74,000       436      .29


Energy Equipment & Services  -  0.23%
Tubos de Acero de Mexico, SA (ADR) (Mexico)                                      40,000       358      .23

Total stocks (cost: $119,688,000)                                                         114,430    75.03



                                                                             Principal
                                                                                Amount
Convertible Debentures                                                           (000)

Aerospace & Defense  -  0.44%
Banco Nacional de Desenvolvimento Economico e                                   750,000       677      .44
 Social 6.50% 2006 (Brazil) /2/


Electrical Equipment  -  0.10%
Elektrim SA 3.75% 2004 (Poland) /3/                                       Euro 200,000        160      .10

Total convertible debentures (cost: $956,000)                                                 837      .54
Total equity securities (cost:  $120,644,000)                                             115,267    75.57



                                                                             Principal    Market  Percent
                                                                                Amount     Value   of Net
Bonds & Notes                                                                    (000)     (000)   Assets

Wireless Telecommunication Services  -  0.60%
PTC International Finance BV 0%/10.75% 2007 /4/                                 375,000       337      .22
Cellco Finance NV 12.75% 2005                                                   350,000       305      .20
GLOBE TELECOM, Inc. 13.00% 2009                                                 247,000       270      .18

Non-U.S. Government Obligations  -  8.71%
Brazil (Federal Republic of):
   Bearer 8.00% 2014 /5/  /6/                                               $1,539,000      1,189
   10.125% 2027                                                              1,175,000        867
   14.50% 2009                                                                  450,000       482
   3.25% 2009 /6/  /7/                                                          436,765       351
   Eligible Interest Bond 3.188% 2006 /6/ /7/                                   378,000       332
   8.875% 2024                                                                  295,000       197     2.24
Russian Federation:
   5.00% 2030 /2/  /6/  /7/                                                   2,906,250     1,693
   5.00% 2030 /6/  /7/                                                        1,000,000       583
   8.25% 2010 /2/                                                               365,753       319
   8.25% 2010                                                                   250,000       218     1.84
United Mexican States Government Eurobonds, Global:
   9.875% 2007                                                                  750,000       851
   11.375% 2016                                                                 623,000       770
   8.30% 2031                                                                   365,000       360
   10.375% 2009                                                                 250,000       287
   9.875% 2010                                                                  125,000       140
   8.625% 2008                                                                  125,000       134     1.67
Panama (Republic of):
   Interest Reduction Bond 4.75% 2014 /6/  /7/                                  919,630       819
   9.375% 2029                                                                  585,000       614      .94
Turkey (Republic of) 11.875% 2030                                               975,000       943      .62
Poland (Republic of) Past Due Interest Bond,                                    717,750       715      .47
 Bearer 6.00% 2014 /6/  /7/
Croatian Government:
   Series A, 4.529% 2010 /7/                                                    544,091       536
   Series B, 4.529% 2006 /7/                                                     60,187        59      .39
Argentina (Republic of):
   12.25% 2018 /5/  /6/                                                       1,049,660       255
   7.00%/15.50% 2008 /4/  /6/                                                   389,378       106
   12.00% 2031 /5/  /6/                                                         305,481        68      .28
Philippines (Republic of) 10.625% 2025                                                        393      .26

Total bonds & notes (cost: $13,967,000)                                                    14,193     9.31



                                                                             Principal    Market  Percent
                                                                                Amount     Value   of Net
Short-Term Securities                                                            (000)     (000)   Assets

Corporate Short-Term Notes  -  14.26%
Gaz de France 2.00% due 1/30/02                                               3,500,000     3,494     2.29
Stadshypotek AB 1.85% due 1/14/02 /2/                                         2,600,000     2,598     1.70
Export Development Corp. 1.90% due 1/29/02                                    2,600,000     2,596     1.70
CBA (Delaware) Finance Inc. 1.82% due 1/11/02                                 2,000,000     1,999     1.31
Danske Corp. Inc. 1.85% due 1/14/02                                           2,000,000     1,998     1.31
Asset Securitization Corp. 2.10% due 1/10/02 /2/                              1,900,000     1,899     1.25
Societe Generale North America Inc. 1.79%                                     1,600,000     1,599     1.05
 due 1/10/02
Triple-A One Funding Corp. 1.99% due 1/9/02 /2/                               1,500,000     1,499      .98
Glaxo Wellcome PLC 2.00% due 2/6/02 /2/                                       1,175,000     1,173      .77
Coca-Cola Co. 1.74% due 1/25/02                                                 800,000       799      .53
General Electric Capital Corp. 1.82% due 1/2/02                                 700,000       700      .46
Pfizer Inc 1.80% due 1/31/02 /2/                                                700,000       699      .46
Rio Tinto America, Inc. 1.80% due 2/27/02 /2/                                   694,000       692      .45


Federal Agency Discount Notes  -  1.57%
Freddie Mac 1.74% due 2/12/02                                                 2,400,000     2,395     1.57


Non-U.S. Currency  -  0.02%
New Taiwanese Dollar                                                          NT$1,280         37      .02

Total short-term securities (cost: $24,180,000)                                            24,177    15.85
Total investment securities (cost: $158,791,000)                                          153,637   100.73
Excess of payables over cash and receivables                                                1,120      .73
Net assets                                                                               $152,517  100.00%

/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
 resale may be limited to qualified
 institutional buyers; resale to public
 may require registration.
/3/ Valued under procedures established by the Board
 of Trustees
/4/ Step bond; coupon rate will increase at a
 later date.
/5/ Payment in kind; the issuer has the option of
 paying additional securities in lieu of cash.
/6/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
 Therefore, the effective maturities
 are shorter than the stated maturities.
/7/ Coupon rate may change periodically.


ADR = American Depositary Receipts
GDR = Global Depositary Receipts
PDR = Philippine Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series
 Blue Chip Income and Growth Fund
Investment Portfolio, December 31, 2001

[pie chart]
                                                                            Percent
                                                                             of Net
                                                                             Assets

Equity Securities                                                            93.93%
Cash & Equivalents                                                            6.07%
[end pie chart]

Largest Invidividual Equity Securities

H.J. Heinz                                                                    4.11%
J.P. Morgan Chase                                                               4.08
Kimberly-Clark                                                                  3.36
TRW                                                                             3.25
Household International                                                         3.23
Sanmina-SCI                                                                     2.89
ChevronTexaco                                                                   2.78
Interpublic Group of Companies                                                  2.72
Dow Chemical                                                                    2.57
General Electric                                                                2.48


                                                                                       Market  Percent
                                                                          Number of     Value   of Net
EQUITY SECURITIES (common & preferred stocks)                                Shares     (000)   Assets

DIVERSIFIED FINANCIALS  -  10.64%
J.P. Morgan Chase & Co.                                                      179,300  $  6,518   4.08%
Household International, Inc.                                                 89,000     5,157     3.23
Freddie Mac                                                                   43,200     2,825     1.77
USA Education Inc.                                                            15,000     1,260      .79
Fannie Mae                                                                    15,400     1,224      .77


PHARMACEUTICALS  -  9.15%
Schering-Plough Corp.                                                        104,100     3,728     2.33
Eli Lilly and Co.                                                             39,500     3,102     1.94
Bristol-Myers Squibb Co.                                                      59,400     3,029     1.90
AstraZeneca PLC (ADR) (United Kingdom)                                        53,800     2,507     1.57
Merck & Co., Inc.                                                             38,200     2,246     1.41


ELECTRIC UTILITIES  -  8.31%
FPL Group, Inc.                                                               64,200     3,621     2.27
Xcel Energy Inc.                                                             120,700     3,348     2.10
Duke Energy Corp.                                                             72,500     2,846     1.78
TXU Corp.                                                                     54,000     2,546     1.59
FirstEnergy Corp.                                                             25,901       906      .57


FOOD PRODUCTS  -  5.43%
H.J. Heinz Co.                                                               159,600     6,563     4.11
Unilever NV (New York registered) (Netherlands)                               36,600     2,109     1.32


OIL & GAS  -  5.40%
ChevronTexaco Corp.                                                           49,600     4,445     2.78
Unocal Corp.                                                                  64,100     2,312     1.45
Royal Dutch Petroleum Co. (New York registered)                               38,200     1,873     1.17
 (Netherlands)


COMPUTERS & PERIPHERALS  -  4.84%
EMC Corp.  /1/                                                               228,900     3,076     1.93
Hewlett-Packard Co.                                                          138,400     2,843     1.78
International Business Machines Corp.                                         15,000     1,814     1.13


COMMERCIAL SERVICES & SUPPLIES  -  3.89%
Pitney Bowes Inc.                                                            104,900     3,945     2.47
Automatic Data Processing, Inc.                                               38,600     2,274     1.42


CHEMICALS  -  3.77%
Dow Chemical Co.                                                             121,600     4,108     2.57
Air Products and Chemicals, Inc.                                              40,600     1,905     1.20


DIVERSIFIED TELECOMMUNICATION SERVICES  -  3.61%
AT&T Corp.                                                                   196,700     3,568     2.24
Qwest Communications International Inc.                                      109,800     1,552      .97
Verizon Communications Inc.                                                   13,600       645      .40


AEROSPACE & DEFENSE  -  3.49%
Honeywell International Inc.                                                  98,300     3,325     2.08
United Technologies Corp.                                                     34,700     2,243     1.41


HOUSEHOLD PRODUCTS  -  3.36%
Kimberly-Clark Corp.                                                          89,600     5,358     3.36


AUTO COMPONENTS  -  3.25%
TRW Inc.                                                                     140,300     5,197     3.25


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  2.89%
Sanmina-SCI Corp.  /1/                                                       231,900     4,615     2.89


MEDIA  -  2.72%
Interpublic Group of Companies, Inc.                                         146,800     4,336     2.72


INDUSTRIAL CONGLOMERATES  -  2.48%
General Electric Co.                                                          98,800     3,960     2.48


SEMICONDUCTOR EQUIPMENT & PRODUCTS  - 2.35%
Texas Instruments Inc.                                                       133,800     3,746     2.35


BANKS  -  2.20%
Wells Fargo & Co.                                                             80,800     3,511     2.20


INSURANCE  -  1.94%
American International Group, Inc.                                            28,200     2,239     1.40
Jefferson-Pilot Corp.                                                         18,400       851      .54


ELECTRICAL EQUIPMENT  -  1.67%
Emerson Electric Co.                                                          46,800     2,672     1.67


HOTELS, RESTAURANTS & LEISURE  -  1.44%
Carnival Corp.                                                                81,900     2,300     1.44


ENERGY EQUIPMENT & SERVICES  -  1.42%
Schlumberger Ltd.                                                             41,300     2,269     1.42


LEISURE EQUIPMENT & PRODUCTS  -  1.32%
Eastman Kodak Co.                                                             71,900     2,116     1.32


AIR FREIGHT & COURIERS  -  1.28%
United Parcel Service, Inc., Class B                                          37,600     2,049     1.28


SPECIALTY RETAIL  -  1.13%
Gap, Inc.                                                                    129,000     1,798     1.13


PAPER & FOREST PRODUCTS  -  1.07%
Weyerhaeuser Co.                                                              31,700     1,714     1.07


FOOD & DRUG RETAILING  -  0.78%
Albertson's, Inc.                                                             39,400     1,241      .78


MISCELLANEOUS  -  4.10%
Other equity securities in initial period                                                6,542     4.10
 of acquisition


TOTAL EQUITY SECURITIES (cost: $148,015,000)                                           149,977    93.93



                                                                          Principal
                                                                             Amount
Short-Term Securities                                                         (000)

Corporate Short-Term Notes  -  6.71%
Bank of America Corp. 1.76% due 1/28/02                                        2,900     2,896     1.81
BellSouth Corp. 1.84% due 1/10/02 /2/                                          2,200     2,199     1.38
Ciesco LP 1.75% due 1/7/02                                                     1,500     1,499      .94
Three Rivers Funding Corp. 1.85% due 1/17/02 /2/                               1,400     1,399      .88
Asset Securitization Corp. 2.00% due 1/2/02 /2/                                1,100     1,100      .69
Verizon Network Funding Corp. 1.73% due 1/11/02                                1,000       999      .62
Triple-A One Funding Corp. 1.78%-1.85% due                                       618       618      .39
 1/7-1/18/02 /2/



Federal Agency Discount Notes  -  0.50%
Freddie Mac 1.85% due 1/2/02                                                     800       800      .50



TOTAL SHORT-TERM SECURITIES (cost: $11,510,000)                                         11,510     7.21


TOTAL INVESTMENT SECURITIES (cost: $159,525,000)                                       161,487   101.14
Excess of payables over cash and receivables                                             1,816     1.14

NET ASSETS                                                                            $159,671  100.00%

/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
 resale may be limited to qualified
 institutional buyers; resale to public
 may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series Growth-Income Fund



Investment Portfolio As of December 31, 2001

                                                                                                 Percent
                                                                                                  of net
                                                                                                  assets
[pie chart]
Equity securities                                                                                  85.49%
Corporate bonds                                                                                     0.24%
Cash & equivalents                                                                                 14.27%
[end pie chart]

Largest individual equity securities

Bank of America                                                                                     2.10%
Allied Waste Industries                                                                             1.57%
AT&T                                                                                                1.51%
Household International                                                                             1.48%
Philip Morris                                                                                       1.33%
Lowe's Companies                                                                                    1.32%
J.P. Morgan Chase                                                                                   1.27%
Wells Fargo                                                                                         1.21%
Petro-Canada                                                                                        1.18%
Sanmina-SCI                                                                                         1.15%


                                                                            Number       Market  Percent
                                                                                of        value   of net
Stocks (common & preferred)                                                 Shares        (000)   assets

Oil & Gas  -  5.60%
Petro-Canada (Canada)                                                     4,100,000    $101,200    1.18%
ChevronTexaco Corp. (formed by the merger of                              1,001,000       89,700     1.04
 Chevron Corp. and Texaco Inc.)
Pennzoil-Quaker State Co.                                                 3,830,900       55,356      .64
USX-Marathon Group                                                        1,432,600       42,978      .50
Ultramar Diamond Shamrock Corp.  /1/                                        826,400       40,890      .48
Exxon Mobil Corp.                                                           700,000       27,510      .32
"Shell" Transport and Trading Co., PLC                                      568,900       23,581
 (New York registered) (United Kingdom)
"Shell" Transport and Trading Co., PLC                                      486,600        3,340      .31
Unocal Corp.                                                                600,000       21,642      .25
BP PLC (ADR) (United Kingdom)                                               450,000       20,929      .24
Noble Affiliates, Inc.                                                      500,000       17,645      .21
Conoco Inc.                                                                 491,369       13,906      .16
Kerr-McGee Corp.                                                            225,000       12,330      .14
Ashland Inc.                                                                250,000       11,520      .13


Pharmaceuticals  -  4.89%
Eli Lilly and Co.                                                         1,035,000       81,289      .94
Schering-Plough Corp.                                                     2,230,000       79,856      .93
Pfizer Inc                                                                1,487,500       59,277      .69
Scios Inc.  /1/                                                           1,911,900       45,446      .53
AstraZeneca PLC (ADR) (United Kingdom)                                      756,750       35,264      .41
Forest Laboratories, Inc.  /1/                                              382,400       31,338      .36
Merck & Co., Inc.                                                           500,000       29,400      .34
Bristol-Myers Squibb Co.                                                    450,000       22,950      .27
Johnson & Johnson                                                           350,000       20,685      .24
Pharmacia Corp.                                                             360,000       15,354      .18


Banks  -  4.75%
Bank of America Corp.                                                     2,875,000      180,981     2.10
Wells Fargo & Co.                                                         2,397,000      104,150     1.21
Bank of New York Co., Inc.                                                  800,000       32,640      .38
Wachovia Corp. (formerly First Union Corp.)                                 972,800       30,507      .35
BANK ONE CORP.                                                              768,012       29,991      .35
FleetBoston Financial Corp.                                                 500,000       18,250      .21
SunTrust Banks, Inc.                                                        200,000       12,540      .15


Media  -  4.74%
Viacom Inc., Class B, nonvoting  /1/                                      2,075,000       91,611     1.06
Interpublic Group of Companies, Inc.                                      2,637,600       77,915      .90
News Corp. Ltd. (ADR) (Australia)                                         1,100,000       34,991
News Corp. Ltd., preferred (ADR)                                            900,000       23,814      .68
Clear Channel Communications, Inc.  /1/                                     948,700       48,298      .56
AOL Time Warner Inc.  /1/                                                 1,150,000       36,915      .43
Gannett Co., Inc.                                                           500,000       33,615      .39
Dow Jones & Co., Inc.                                                       450,000       24,629      .29
Fox Entertainment Group, Inc., Class A  /1/                                 700,000       18,571      .22
Comcast Corp., Class A, special nonvoting                                   500,000       18,000      .21
 stock  /1/


Commercial Services & Supplies  -  4.68%
Allied Waste Industries, Inc.  /1/                                        9,600,100      134,977     1.57
Pitney Bowes Inc.                                                         2,282,200       85,834     1.00
Ceridian Corp. (new)  /1/                                                 2,000,000       37,500      .43
Avery Dennison Corp.                                                        600,000       33,918      .39
Sabre Holdings Corp., Class A  /1/                                          750,000       31,762      .37
ServiceMaster Co.                                                         1,600,000       22,080      .26
Waste Management, Inc.                                                      500,000       15,955      .18
IMS Health Inc.                                                             800,000       15,608      .18
Equifax Inc.                                                                500,000       12,075      .14
Cendant Corp.  /1/                                                          500,000        9,805      .11
First Data Corp.                                                             50,000        3,923      .05


Diversified Financials  -  4.15%
Household International, Inc.                                             2,200,000      127,468     1.48
J.P. Morgan Chase & Co.                                                   3,000,000      109,050     1.27
Freddie Mac                                                                 700,000       45,780      .53
American Express Co.                                                        800,000       28,552      .33
Citigroup Inc.                                                              550,050       27,766      .32
Providian Financial Corp.  /1/                                            4,227,200       15,007      .18
MBNA Corp.                                                                  100,000        3,520      .04


Specialty Retail  -  3.69%
Lowe's Companies, Inc.                                                    2,450,000      113,705     1.32
Circuit City Stores, Inc. - Circuit City Group                            3,400,000       88,230     1.02
Gap, Inc.                                                                 3,875,000       54,017      .63
Limited Inc.                                                              1,500,000       22,080      .25
AutoZone, Inc.  /1/                                                         300,000       21,540      .25
Staples, Inc.  /1/                                                        1,000,000       18,700      .22

Insurance  -  3.60%
Allstate Corp.                                                            2,050,000       69,085      .80
Manulife Financial Corp. (Canada)                                         2,500,000       65,150      .76
Allmerica Financial Corp.                                                 1,100,000       49,005      .57
American International Group, Inc.                                          550,000       43,670      .51
 (formerly American General Corp.)
MGIC Investment Corp.                                                       575,000       35,489      .41
Royal & Sun Alliance Insurance Group PLC                                  4,500,000       25,830      .30
 (United Kingdom)
St. Paul Companies, Inc.                                                    500,000       21,985      .25


Semiconductor Equipment & Products  -  3.24%
Texas Instruments Inc.                                                    2,950,000       82,600      .96
Applied Materials, Inc.  /1/                                              1,200,000       48,120      .56
Altera Corp.  /1/                                                         1,495,000       31,724      .37
Maxim Integrated Products, Inc.  /1/                                        500,000       26,255      .31
LSI Logic Corp.  /1/                                                      1,600,000       25,248      .29
Xilinx, Inc.  /1/                                                           531,100       20,739      .24
Intel Corp.                                                                 600,000       18,870      .22
Micrel, Inc.  /1/                                                           492,400       12,916      .15
Agere Systems Inc., Class A  /1/                                          1,385,400        7,883      .09
Micron Technology, Inc.  /1/                                                150,000        4,650      .05


Communications Equipment  -  3.23%
Cisco Systems, Inc.  /1/                                                  3,642,600       65,967      .76
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                         6,000,000       32,711
Telefonaktiebolaget LM Ericsson, Class B (ADR)                            5,250,000       27,405      .70
Nokia Corp., Class A (ADR) (Finland)                                      2,450,000       60,099      .70
Motorola, Inc.                                                            2,000,000       30,040      .35
Corning Inc. /1/                                                          3,350,000       29,882      .34
Lucent Technologies Inc., 8.00% convertible                                  12,910       14,330
 preferred 2031  /2/
Lucent Technologies Inc.  /1/                                               400,000        2,516      .20
Harris Corp.                                                                500,000       15,255      .18


Diversified Telecommunication Services  -  2.99%
AT&T Corp.                                                                7,175,700      130,167     1.51
ALLTEL Corp.                                                                530,000       32,717      .38
Verizon Communications                                                      650,000       30,849      .36
Qwest Communications International Inc.                                   1,400,000       19,782      .23
SBC Communications Inc.                                                     500,000       19,585      .23
Sprint FON Group                                                            850,000       17,068      .20
WorldCom, Inc. - WorldCom Group  /1/                                        500,000        7,040      .08


Aerospace & Defense  -  2.74%
Honeywell International Inc.                                              2,600,000       87,932     1.02
Lockheed Martin Corp.                                                     1,280,800       59,775      .69
United Technologies Corp.                                                   623,200       40,277      .47
Raytheon Co.                                                                892,300       28,973      .34
Boeing Co.                                                                  500,000       19,390      .22


Multiline Retail  -  2.41%
Kohl's Corp.  /1/                                                         1,035,000       72,905      .85
Dollar General Corp.                                                      3,362,400       50,100      .58
Federated Department Stores, Inc.  /1/                                    1,000,000       40,900      .47
May Department Stores Co.                                                 1,100,000       40,678      .47
Dillard's, Inc., Class A                                                    201,100        3,218      .04


Computers & Peripherals  -  1.82%
International Business Machines Corp.                                       310,000       37,497      .43
Compaq Computer Corp.                                                     3,500,000       34,160      .40
Hewlett-Packard Co.                                                       1,550,000       31,837      .37
Dell Computer Corp.  /1/                                                    700,000       19,026      .22
Lexmark International, Inc., Class A  /1/                                   313,300       18,485      .21
Sun Microsystems, Inc.  /1/                                               1,300,000       15,990      .19


Electronic Equipment & Instruments  -  1.75%
Sanmina-SCI Corp. (formerly SCI Systems, Inc.) /1/                        4,978,000       99,062     1.15

Solectron Corp.  /1/                                                      2,315,600       26,120      .30
Flextronics International Ltd. /1/                                          550,000       13,195      .15
Jabil Circuit, Inc.  /1/                                                    550,000       12,496      .15


Tobacco  -  1.72%
Philip Morris Companies Inc.                                              2,500,000      114,625     1.33
R.J. Reynolds Tobacco Holdings, Inc.                                        600,000       33,780      .39


Paper & Forest Products  -  1.71%
Bowater Inc.                                                              1,245,000       59,387      .69
Weyerhaeuser Co.                                                            750,000       40,560      .47
International Paper Co.                                                     750,000       30,262      .35
Georgia-Pacific Corp., Georgia-Pacific Group                                439,660       12,139      .14
Westvaco Corp.                                                              187,500        5,334      .06


Road & Rail  -  1.71%
Norfolk Southern Corp.                                                    4,400,000       80,652      .94
Burlington Northern Santa Fe Corp.                                        1,409,500       40,213      .47
CSX Corp.                                                                   300,000       10,515      .12
Union Pacific Corp.                                                         150,000        8,550      .10
Canadian National Railway Co. (Canada)                                      150,000        7,242      .08


Electric Utilities  -  1.70%
Edison International  /1/                                                 2,499,500       37,742      .44
Ameren Corp.                                                                645,400       27,300      .32
Dominion Resources, Inc.                                                    350,000       21,035      .24
TECO Energy, Inc.                                                           750,000       19,680      .23
Duke Energy Corp.                                                           350,400       13,757      .16
American Electric Power Co., Inc.                                           275,000       11,971      .14
Constellation Energy Group, Inc.                                            300,000        7,965      .09
TXU Corp.                                                                   150,000        7,073      .08


Software  -  1.65%
Microsoft Corp.  /1/                                                      1,320,000       87,450     1.02
Oracle Corp.  /1/                                                         1,500,000       20,715      .24
BMC Software, Inc.  /1/                                                   1,000,000       16,370      .19
Cadence Design Systems, Inc.  /1/                                           475,000       10,412      .12
Computer Associates International, Inc.                                     200,000        6,898      .08


Food & Drug Retailing  -  1.58%
Albertson's, Inc.                                                         3,040,000       95,730     1.11
Walgreen Co.                                                              1,200,000       40,392      .47


Food Products  -  1.53%
Sara Lee Corp.                                                            2,200,000       48,906      .57
H.J. Heinz Co.                                                              988,700       40,656      .47
General Mills, Inc.                                                         620,000       32,246      .37
Wm. Wrigley Jr. Co.                                                         200,000       10,274      .12


Textiles & Apparel  -  1.35%
NIKE, Inc., Class B                                                       1,609,600       90,524     1.05
VF Corp.                                                                    650,000       25,356      .30


Hotels, Restaurants & Leisure  -  1.22%
McDonald's Corp.                                                          2,000,000       52,940      .61
Carnival Corp.                                                            1,150,000       32,292      .38
MGM Mirage, Inc.   /1/                                                      700,000       20,209      .23


Personal Products  -  1.15%
Avon Products, Inc.                                                       2,125,000       98,812     1.15


Energy equipment & services  -  1.13%
Schlumberger Ltd.                                                         1,770,000       97,261     1.13


Machinery  -  1.07%
Ingersoll-Rand Co.  /1/                                                   1,025,000       42,855      .50
Caterpillar Inc.                                                            400,000       20,900      .24
Pall Corp.                                                                  700,000       16,842      .20
CNH Global NV (Netherlands)                                               1,200,000        7,308      .08
Deere & Co.                                                                  97,700        4,266      .05


Wireless Telecommunication Services  -  1.00%
Nextel Communications, Inc., Class A  /1/                                 3,070,000       33,648      .39
AT&T Wireless Services, Inc.  /1/                                         2,067,790       29,714      .35
Western Wireless Corp., Class A  /1/                                        797,600       22,532      .26


Health Care Equipment & Supplies  -  0.99%
Applera Corp. - Applied Biosystems Group                                  1,084,600       42,592      .50
Guidant Corp.  /1/                                                          470,800       23,446      .27
Becton, Dickinson and Co.                                                   570,000       18,896      .22


Household Products  -  0.96%
Kimberly-Clark Corp.                                                      1,240,000       74,152      .86
Colgate-Palmolive Co.                                                       150,000        8,663      .10


Health Care Providers & Services -  0.88%
Cardinal Health, Inc.                                                       675,000       43,646      .51
Service Corp. International  /1/                                          4,000,000       19,960      .23
Aetna Inc.                                                                  375,000       12,371      .14


Air Freight & Couriers  -  0.87%
FedEx Corp.  /1/                                                            900,000       46,692      .54
United Parcel Service, Inc., Class B                                        511,400       27,871      .33


Office Electronics  -  0.67%
Xerox Corp.  /1/                                                          3,319,936       34,594      .40
IKON Office Solutions, Inc.                                               2,000,000       23,380      .27


Chemicals  -  0.63%
PPG Industries, Inc.                                                        400,000       20,688      .24
Air Products and Chemicals, Inc.                                            400,000       18,764      .22
Millennium Chemicals Inc.                                                 1,150,000       14,490      .17


Real Estate  -  0.62%
Equity Residential Properties Trust                                       1,000,000       28,710      .33
Boston Properties, Inc.                                                     650,000       24,700      .29


Auto Components  -  0.54%
TRW Inc.                                                                  1,175,000       43,522      .50
Dana Corp.                                                                  231,800        3,217      .04


Electrical Equipment  -  0.50%
Emerson Electric Co.                                                        750,000       42,825      .50


Internet Software & Services  -  0.48%
Yahoo  Inc.  /1/                                                          2,311,200       41,001      .48


Containers & Packaging  -  0.45%
Sonoco Products Co.                                                         800,000       21,264      .25
Owens-Illinois, Inc.  /1/                                                 1,500,000       14,985      .17
Crown Cork & Seal Co., Inc.  /1/                                          1,150,000        2,921      .03


IT Consulting & Services  -  0.37%
Computer Sciences Corp.  /1/                                                650,000       31,837      .37


Airlines  -  0.32%
Southwest Airlines Co.                                                    1,500,000       27,720      .32


Internet & Catalog Retail  -  0.31%
eBay Inc.  /1/                                                              400,000       26,760      .31


Metals & Mining  -  0.31%
Alcoa Inc.                                                                  750,000       26,662      .31


Automobiles  -  0.28%
General Motors Corp.                                                        500,000       24,300      .28
Total stocks (cost: $6,437,348,000)                                                    7,062,223    81.98


                                                                         Principal
                                                                            amount
Convertible debentures                                                       (000)

Biotechnology  -  0.21%
Sepracor Inc. 5.00% 2007                                                   $20,000        17,754      .21


Diversified Telecommunication Services  -  0.16%
Telefonos de Mexico, SA de CV 4.25% 2004 (Mexico)                            11,060       14,104      .16
Total convertible debentures (cost: $30,364,000)                                          31,858      .37


Miscellaneous  -  3.14%
Other equity securities in initial period                                                270,395     3.14
 of acquisition
Total equity securities (cost: $6,467,712,000)                                         7,364,476    85.49



                                                                         Principal       Market  Percent
                                                                            amount        value   of net
Bonds & Notes                                                                (000)        (000)   assets

Wireless Telecommunication Services  -  0.24%
Nextel Communications, Inc.:  /3/
     0%/9.95% 2008                                                         $22,200      $15,263
     0%/10.65% 2007                                                           7,200        5,436      .24
Total bonds & notes (cost: $18,793,000)                                                   20,699      .24




Short-Term Securities

Corporate Short-Term Notes  -  8.16%
SBC Communications Inc. 1.83%-2.37%                                          75,400       75,299      .88
 due 1/9-2/14/02  /2/
Coca-Cola Co. 1.77%-1.97% due 1/28-2/22/02                                   53,800       53,674      .62
General Electric Capital Corp. 2.05%-2.10%                                   46,900       46,807      .54
 due 1/22-2/12/02
Corporate Asset Funding Co. 1.72%-2.32%                                      46,700       46,585      .54
 due 1/18-3/13/02  /2/
Tribune Co. 1.74%-1.87% due 2/6-2/20/02  /2/                                 45,800       45,701      .53
BellSouth Corp. 1.80%-1.93% due 1/17-2/8/02  /2/                             43,300       43,250      .50
Three Rivers Funding Corp. 1.78%-1.96%                                       41,484       41,448      .48
 due 1/7-2/8/02  /2/
Merck & Co., Inc. 1.80%-1.87% due 1/31-2/14/02                               40,000       39,918      .46
Gannett Co., Inc. 1.75%-1.90% due                                            37,400       37,363      .44
 1/10-1/25/02  /2/
Equilon Enterprises LLC 1.80% due 1/17-1/25/02                               36,400       36,362      .42
Park Avenue Receivables Corp. 2.05%-2.06%                                    36,250       36,204      .42
 due 1/16-2/4/02  /2/
Household Finance Corp. 2.16%-2.17% due                                      34,400       34,358      .40
 1/14-1/24/02
Procter & Gamble Co. 1.78%-1.97% due                                         33,100       33,002      .38
 2/12-2/28/02  /2/
Private Export Funding Corp. 1.75%-1.87%                                     30,675       30,591      .36
 due 1/15-3/20/02  /2/
Motiva Enterprises LLC 1.87%-2.00% due                                       30,100       30,088      .35
 1/7-1/11/02
J.P. Morgan Chase & Co. 1.75% due 2/12/02                                    27,600       27,542      .32
E.W. Scripps Co. 1.82%-1.88% due 2/5-3/20/02 /2/                             25,000       24,923      .29
Ciesco LP  1.80%-2.02% due 1/11-1/15/02                                      20,000       19,986      .23


Federal Agency Discount notes  -  6.23%
Fannie Mae 1.73%-2.34% due 1/31-4/25/02                                     221,594      220,821     2.57
Freddie Mac 1.68%-2.30% due 1/3-3/27/02                                     203,000      202,532     2.35
Federal Home Loan Banks 1.75%-3.63% due                                     113,200      112,987     1.31
 1/2-3/20/02


Non-U.S. Currency  -  0.04%
New Taiwanese Dollar                                                   NT$ 137,967         3,953      .04


Total Short-Term Securities (cost: $1,243,403,000)                                     1,243,394    14.43
Total Investment Securities (cost: $7,729,908,000)                                     8,628,569   100.16
Excess of Payables Over Cash and Receivables                                              13,854      .16
Net Assets                                                                            $8,614,715  100.00%


/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
 resale may be limited to qualified
 institutional buyers; resale to public
 may require registration.
/3/ Step bond; coupon rate will increase at a later date.



ADR = American Depositary Receipts


See Notes to Financial Statements

American Funds Insurance Series Asset Allocation Fund
Investment Portfolio, December 31, 2001
                                                                                       Percent of
                                                                                        net assets
                                                                                      ------------
Equity securities                                                                           62.06%
Corporate bonds                                                                             13.94%
U.S. Treasury bonds & notes                                                                   3.8%
Asset-backed obligations                                                                      3.6%
Mortgaged-backed obligations                                                                 4.32%
Cash & equivalents                                                                          12.28%

Largest individual equity securities

Household International                                                                       2.50%
CenturyTel                                                                                    2.45%
BANK ONE                                                                                      2.35%
Carnival                                                                                      2.26%
Bank of America                                                                               2.17%
Pitney Bowes                                                                                  2.16%
ChevronTexaco                                                                                 2.08%
AstraZeneca                                                                                   2.01%
United Technologies                                                                           1.86%
Albertson's                                                                                   1.81%

                                                                                        Principal
                                                                                      amount (000)       Market  Percent
                                                                                         Number of        value   of net
Stocks (common & preferred)                                                                 shares        (000)   assets

Pharmaceuticals -  6.89%
AstraZeneca PLC (ADR) (United Kingdom)                                               750,000              34,950   2.01%
Pfizer Inc                                                                           650,000              25,902     1.49
Bristol-Myers Squibb Co.                                                             395,700              20,181     1.16
Schering-Plough Corp.                                                                400,000              14,324      .82
Pharmacia Corp.                                                                      300,000              12,795      .73
Eli Lilly and Co.                                                                    150,000              11,781      .68


Banks  -  5.05%
BANK ONE CORP.                                                                     1,050,000              41,003     2.35
Bank of America Corp.                                                                600,000              37,770     2.17
HSBC Capital Funding LP, Series 1, 9.547% noncumulative                               $3,000               3,478      .20
 preferred (undated) (United Kingdom) (1) (2) (3)
First Republic Capital Corp., Series A, 10.50%                                         2,250               2,160      .13
 preferred (1)
Fuji JGB Investment LLC, Series A, 9.87% noncumulative                                $2,500               1,976      .11
 preferred (undated) (Japan) (1) (2)
NB Capital Corp. 8.35% exchangeable preferred                                         60,000               1,560      .09
 depositary shares


Diversified telecommunication services -  4.24%
CenturyTel, Inc.                                                                   1,298,350              42,586     2.45
AT&T Corp.                                                                         1,400,000              25,396     1.46
Qwest Communications International Inc.                                              400,000               5,652      .32
COLT Telecom Group PLC (ADR) (United Kingdom) (4)                                     38,400                 263      .01
GT Group Telecom Inc., warrants, expire 2010                                           2,250                  13      .00
 (Canada) (1) (4) (5)


Aerospace & defense  -  3.98%
United Technologies Corp.                                                            500,000              32,315     1.86
Raytheon Co.                                                                         700,000              22,729     1.30
Honeywell International Inc.                                                         400,000              13,528      .78
EarthWatch Inc., Series B, 7.00% convertible                                         339,255                 750      .04
 preferred 2009 (1) (4) (5) (6)


Oil & gas  -  3.94%
ChevronTexaco Corp. (merger of Chevron Corp.                                         404,000              36,202     2.08
 and Texaco Inc.)
Royal Dutch Petroleum Co., New York registered                                       360,000              17,647     1.01
 (Netherlands)
Petro-Canada (Canada)                                                                600,000              14,810      .85

Commercial services & supplies  -  3.91%
Pitney Bowes Inc.                                                                  1,000,000              37,610     2.16
Rentokil Initial PLC (ADR) (United Kingdom)                                        1,000,000              19,563     1.12
Ceridian Corp. (4)                                                                   583,100              10,933      .63


Diversified financials -  3.41%
Household International, Inc.                                                        750,000              43,455     2.50
Fannie Mae                                                                           200,000              15,900      .91


Multiline retail -  2.52%
May Department Stores Co.                                                            825,000              30,508     1.75
J.C. Penney Co., Inc.                                                                500,000              13,450      .77



Insurance - 2.46%
Allstate Corp.                                                                       400,000              13,480      .77
American International Group, Inc.                                                   146,718              11,649      .67
Allmerica Financial Corp.                                                            200,000               8,910      .51
Aon Corp.                                                                            250,000               8,880      .51

Media  - 2.40%
Interpublic Group of Companies, Inc.                                                 650,000              19,201     1.10
New York Times Co., Class A                                                          300,000              12,975      .75
AOL Time Warner Inc. (4)                                                             225,000               7,223      .41
Adelphia Communications Corp., Series B, 13.00%                                       25,000               2,500      .14
 preferred 2009 (4)


Food & drug retailing -  2.39%
Albertson's, Inc.                                                                  1,000,000              31,490     1.81
Walgreen Co.                                                                         300,000              10,098      .58


Hotels, restaurants & leisure - 2.26%
Carnival Corp.                                                                     1,400,000              39,312     2.26


Computers & peripherals - 1.87%
International Business Machines Corp.                                                150,000              18,144     1.04
Hewlett-Packard Co.                                                                  700,000              14,378      .83


Communications equipment - 1.84%
Nokia Corp., Class A (ADR) (Finland)                                                 980,000              24,039     1.38
Corning Inc. (4)                                                                     600,000               5,352      .31
Crown Castle International Corp. 12.75% exchangeable                                   3,786               2,726      .15
 preferred 2010 (4) (6)


Electric utilities - 1.84%
Edison International (4)                                                           1,600,000              24,160     1.39
American Electric Power Co., Inc.                                                    180,000               7,835      .45


Food products - 1.53%
General Mills, Inc.                                                                  300,000              15,603      .89
Sara Lee Corp.                                                                       500,000              11,115      .64


Energy equipment & services  -  1.42%
Schlumberger Ltd.                                                                    450,000              24,728     1.42


Semiconductor equipment & products - 1.14%
Texas Instruments Inc.                                                               523,700              14,664      .84
Agere Systems Inc., Class A (4)                                                      923,593               5,255      .30


Trading companies & distributors - 1.05%
Genuine Parts Co.                                                                    500,000              18,350     1.05


Paper & forest products  - 0.93%
Weyerhaeuser Co.                                                                     300,000              16,224      .93


Software -  0.86%
Autodesk, Inc.                                                                       400,000              14,908      .86


Beverages - 0.84%
PepsiCo, Inc.                                                                        300,000              14,607      .84


Metals & mining - 0.82%
Alcoa Inc.                                                                           400,000              14,220      .82


Health care providers & services - 0.80%
CIGNA Corp.                                                                          150,000              13,898      .80


Machinery - 0.64%
Dover Corp.                                                                          300,000              11,121      .64


Auto components - 0.64%
TRW Inc.                                                                             300,000              11,112      .64


Chemicals - 0.58%
Millennium Chemicals Inc.                                                            800,000              10,080      .58


Specialty retail - 0.54%
Limited Inc.                                                                         636,546               9,370      .54


Road & rail - 0.29%
Burlington Northern Santa Fe Corp.                                                   175,700               5,013      .29


Wireless telecommunication services - 0.19%
AT&T Wireless Services, Inc. (formerly AT&T                                          140,700               2,022      .12
 Wireless Group) (4)
Nextel Communications, Inc., Series D, 13.00%                                          2,142               1,264      .07
 exchangeable preferred 2009 (4) (6)
Leap Wireless International, Inc., warrants,                                             700                   5      .00
 expire 2010 (1) (4)
NTELOS, Inc., warrants, expire 2010 (4) (5)                                            2,000                   2      .00
McCaw International, Ltd., warrants, expire                                            2,000                 -        -
 2007 (1) (4) (5)


Electronic equipment & instruments - 0.09%
Agilent Technologies, Inc. (4)                                                        57,210               1,631      .09


Total stocks (cost: $914,559,000)                                                                      1,068,734   61.36


                                                                                         Principal       Market  Percent
                                                                                            amount        value   of net
Convertible debentures                                                                       (000)        (000)   assets

Electronic equipment & instruments - 0.15%
Solectron Corp., 0% LYON convertible notes 2020                                    $   5,000               2,657      .15

Total convertible debentures (cost: $10,733,000)                                                           2,657      .15


Miscellaneous -  0.55%
Other equity securities in initial period of acquisition                                                   9,516      .55


Total equity securities (cost: $925,292,000)                                                           1,080,907   62.06


Bonds & notes

Media - 3.12%
Clear Channel Communications, Inc. 6.625% 2008                                         5,000               4,882
Chancellor Media Corp. of Los Angeles 8.00% 2008                                       2,000               2,080      .40
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 0%/9.75% 2007 (3)                                                                     5,000               5,025
 8.875% 2007                                                                           1,500               1,560      .38
Cox Communications, Inc. 7.875% 2009                                                   5,000               5,348      .31
Liberty Media Corp. 7.875% 2009                                                        5,000               5,066      .29
Telemundo Holdings, Inc., Series D, 0%/11.50% 2008 (3)                                 4,000               3,780      .22
Gray Communications Systems, Inc.:
 9.25% 2011 (1)                                                                        2,000               1,990
 10.625% 2006                                                                          1,600               1,648      .21
Univision Communications Inc. 7.85% 2011                                               2,750               2,784      .16
Young Broadcasting Inc.:
 10.00% 2011                                                                           2,250               2,104
 Series B, 8.75% 2007                                                                    250                 228      .13
British Sky Broadcasting Group PLC 8.20% 2009                                          2,250               2,319      .13
Fox Family Worldwide, Inc.:
 10.25% 2007                                                                           1,403               1,515
 9.25% 2007                                                                              700                 745      .13
Viacom Inc. 6.625% 2011                                                                2,000               2,037      .12
Charter Communications Holdings, LLC:
 0%/11.75% 2011 (3)                                                                    2,000               1,210
 11.125% 2011                                                                            500                 533      .10
ACME Television, LLC, Series B, 10.875% 2004                                           1,750               1,680      .09
Emmis Communications Corp. 0%/12.50% 2011 (3)                                          2,500               1,525      .09
Belo Corp. 8.00% 2008                                                                  1,250               1,278      .07
Antenna TV SA 9.75% 2008                                                                Euro 1,500         1,162      .06
Key3Media Group, Inc. 11.25% 2011                                                  $   1,250               1,038      .06
American Media Operations, Inc. 10.25% 2009                                            1,000               1,010      .06
Penton Media, Inc. 10.375% 2011                                                        1,250                 719      .04
Sun Media Corp. 9.50% 2007                                                               500                 512      .03
Adelphia Communications Corp. 10.25% 2011                                                500                 501      .03
NTL Communications Corp., Series B, 11.875% 2010                                         325                 106      .01


Hotels, restaurants & leisure - 1.19%
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                            3,000               2,385
 8.75% 2011                                                                            1,000                 810      .18
Premier Parks Inc.:
 9.25% 2006                                                                            1,150               1,161
 9.75% 2007                                                                            1,100               1,111
 0%/10.00% 2008 (3)                                                                    1,000                 852      .18
MGM Mirage Inc. 8.50% 2010                                                             3,000               2,983      .17
Boyd Gaming Corp. 9.25% 2009 (1)                                                       2,000               2,050      .12
Harrah's Operating Co., Inc. 7.125% 2007                                               2,000               2,026      .11
Argosy Gaming Co. 10.75% 2009                                                          1,250               1,369      .08
Hard Rock Hotel, Inc., Series B, 9.25% 2005                                            1,250               1,200      .07
Horseshoe Gaming Holding Corp. 8.625% 2009                                             1,000               1,034      .06
Jupiters Ltd. 8.50% 2006                                                               1,000               1,005      .06
Venetian Casino Resort, LLC 12.25% 2004                                                1,000               1,000      .06
Eldorado Resorts LLC 10.50% 2006                                                       1,000                 970      .05
Hollywood Casino Corp. 11.25% 2007                                                       750                 810      .05


Diversified telecommunication services - 1.10%
TCI Communications, Inc. 8.75% 2015                                                    2,000               2,295
AT&T Corp. 7.30% 2011 (1)                                                              2,000               2,055      .25
COLT Telecom Group PLC 12.00% 2006                                                     3,750               3,225      .18
PCCW-HKT Capital Ltd. 7.75% 2011 (1)                                                   3,000               2,999      .17
CenturyTel, Inc., Series H, 8.375% 2010                                                2,500               2,645      .15
Qwest Capital Funding, Inc. 7.75% 2006                                                 2,000               2,044      .12
TELUS Corp. 7.50% 2007                                                                 1,500               1,561      .09
Allegiance Telecom, Inc. 12.875% 2008                                                  1,300                 968      .06
Koninklijke KPN NV 8.00% 2010                                                            900                 909      .05
Williams Communications Group, Inc. 10.875% 2009                                       1,250                 534      .03


Wireless telecommunication services - 0.81%
Nextel Partners, Inc.:
 0%/14.00% 2009 (3)                                                                    6,875               4,262
 11.00% 2010                                                                           1,000                 810      .29
Verizon Wireless Capital LLC 5.375% 2006 (1)                                           2,250               2,242      .13
Centennial Cellular Corp. 10.75% 2008                                                  2,250               1,901      .11
Dobson/Sygnet Communications Co. 12.25% 2008                                           1,500               1,590      .09
CFW Communications Co. 13.00% 2010                                                     2,000               1,400      .08
Leap Wireless International, Inc. 12.50% 2010                                            550                 418
Cricket Communications, Inc.: (2)
 6.25% 2007                                                                              280                 214
 6.50% 2007                                                                              165                 126      .04
Telesystem International Wireless Inc. 14.00% 2003 (1)                                   859                 649      .04
AirGate PCS, Inc. 0%/13.50% 2009 (3)                                                     575                 437      .03

Banks & thrifts -  0.73%
SocGen Real Estate Co. LLC, Series A, 7.64%                                            4,000               4,122      .24
 (undated) (1) (2)
National Westminster Bank PLC 7.75% (undated) (2)                                      3,200               3,417      .19
Regional Diversified Funding Ltd. 9.25% 2030 (1)                                       3,000               3,143      .18
BANK ONE, Texas, NA 6.25% 2008                                                         2,000               2,039      .12


Insurance - 0.70%
Prudential Holdings, LLC, Series C, 8.695% 2023 (1)                                    4,000               4,173      .24
Monumental Global Funding Trust II, Series                                             2,000               2,048
 2001-A,  6.05% 2006 (1)
Transamerica Corp. 9.375% 2008                                                         1,600               1,822      .22
UnumProvident Corp. 7.625% 2011                                                        2,000               2,078      .12
AFLAC Inc. 6.50% 2009                                                                  2,000               2,010      .12


Consumer finance - 0.63%
Capital One Financial Corp. 7.125% 2008                                                3,200               2,973
Capital One Capital I 3.78% 2027 (1) (2)                                               1,250                 949      .22
Household Finance Corp. 7.875% 2007                                                    3,000               3,275      .19
MBNA Corp., MBNA Capital B, Series B, 3.03% 2027 (2)                                   3,000               2,164      .12
Advanta Capital Trust I, Series B, 8.99% 2026                                          3,000               1,680      .10


Communications equipment - 0.62%
Motorola, Inc. 8.00% 2011 (1)                                                          3,500               3,514      .20
SpectraSite Holdings, Inc., Series B:
 10.75% 2010                                                                           3,250               1,658
 0%/12.875% 2010 (3)                                                                   3,250                 813
 12.50% 2010                                                                           1,250                 681      .18
SBA Communications Corp.:
 10.25% 2009                                                                           2,500               2,112
 0%/12.00% 2008 (3)                                                                      500                 371      .15
American Tower Corp. 9.375% 2009                                                       2,000               1,585      .09


Electric utilities - 0.56%
Edison Mission Energy:
 9.875% 2011                                                                           2,750               2,865
 7.73% 2009                                                                            1,500               1,395
Mission Energy Holding Co. 13.50% 2008                                                 1,250               1,387      .32
Israel Electric Corp. Ltd.:
 7.70% 2018 (1)                                                                        1,750               1,645
 7.75% 2027 (1)                                                                        1,500               1,365      .17
AES Corp.:
 9.50% 2009                                                                              875                 761
 9.375% 2010                                                                             455                 412      .07


Metals & mining - 0.45%
BHP Finance Ltd.:
 6.75% 2013                                                                            2,680               2,714
 6.69% 2006                                                                            2,000               2,070      .27
Allegheny Technologies, Inc. 8.375% 2011 (1)                                           3,000               2,945      .17
Doe Run Resources Corp., Series B, 9.38% 2003 (2)                                      1,500                 165      .01


Commercial services & supplies - 0.43%
Allied Waste North America, Inc.:
 10.00% 2009                                                                           1,750               1,794
 8.50% 2008 (1)                                                                          875                 888
 8.875% 2008                                                                             500                 518      .19
Cendant Corp. 7.75% 2003                                                               2,750               2,795      .16
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                1,500               1,433      .08


Health care providers & services - 0.41%
Humana Inc. 7.25% 2006                                                                 3,000               3,019      .18
Aetna Inc. 7.375% 2006                                                                 3,000               3,015      .17
CIGNA Corp. 6.375% 2011                                                                1,000                 988      .06
Integrated Health Services, Inc., Series A: (5) (7)
 9.25% 2008                                                                            1,750                  17
 9.50% 2007                                                                            1,250                  13      .00


Paper & forest products - 0.40%
Georgia-Pacific Corp. 8.125% 2011                                                      3,250               3,184
Fort James Corp. 6.875% 2007                                                           1,000                 945      .24
Scotia Pacific Co. LLC, Series B, Class A-2,                                           2,000               1,684      .09
 7.11% 2014 (8)
Potlatch Corp. 10.00% 2011 (1)                                                         1,000               1,045      .06
Pindo Deli Finance Mauritius Ltd. 10.75% 2007 (7)                                      1,000                 153      .01


Multiline retail - 0.33%
J.C. Penney Co., Inc.:
 8.25% 2022 (8)                                                                        3,650               3,157
 7.60% 2007                                                                            2,000               1,960
 7.05% 2005                                                                              500                 490      .32
Saks Inc. 7.375% 2019                                                                    295                 209      .01


Automobiles - 0.27%
Ford Motor Credit Co.:
 5.80% 2009                                                                            3,000               2,719
 6.875% 2006                                                                           1,000               1,000
 7.25% 2011                                                                            1,000                 975      .27


Auto components - 0.26%
TRW Inc. 8.75% 2006                                                                    3,000               3,216      .18
Dana Corp. 9.00% 2011 (1)                                                              1,500               1,357      .08


Oil & gas - 0.24%
Pemex Finance Ltd., Series 1999-2, Class A3,                                           1,870               2,147      .12
 10.61% 2017 (8)
OXYMAR 7.50% 2016 (1)                                                                  2,500               2,044      .12


Specialty retail - 0.23%
Toys "R" Us, Inc. 7.625% 2011 (1)                                                      1,830               1,788      .10
Gap, Inc. 8.80% 2008 (1)                                                               1,680               1,472      .09
Woolworth Corp., Series A, 7.00% 2002                                                    750                 756      .04


Containers & packaging - 0.22%
Container Corp. of America 9.75% 2003                                                  2,000               2,050
Stone Container Corp. 9.75% 2011                                                         250                 266      .13
Riverwood International Corp. 10.875% 2008                                             1,500               1,523      .09


Aerospace & defense - 0.20%
BAE SYSTEMS 2001 Asset Trust Pass-Through Trusts,                                      3,478               3,495      .20
 Series 2001, Class B, 7.156% 2011 (1) (8)


Textiles & apparel - 0.19%
VF Corp. 8.50% 2010                                                                    3,000               3,296      .19


Gas production & distribution -  0.17%
Gemstone Investor Ltd. 7.71% 2004 (1)                                                  3,000               2,918      .17


Food & drug retailing - 0.14%
Rite Aid Corp.:
 7.70% 2027                                                                            2,600               1,807
 6.875% 2013                                                                             700                 490
 6.875% 2028 (1)                                                                         225                 146      .14


Industrial congolmerates - 0.12%
Hutchison Whampoa International Ltd. 7.00% 2011 (1)                                    2,000               2,039      .12


Food products - 0.11%
Fage Dairy Industry SA 9.00% 2007                                                      2,000               1,880      .11


Machinery - 0.08%
Terex Corp., Class B, 10.375% 2011                                                     1,350               1,411      .08


Semiconductor equipment & products - 0.07%
Amkor Technology, Inc. 9.25% 2008                                                      1,275               1,205      .07


Personal products - 0.06%
Playtex Products, Inc. 9.375% 2011                                                     1,000               1,050      .06


Real estate - 0.06%
EOP Operating LP 7.25% 2018                                                            1,000                 948      .06


Airlines - 0.04%
United Air Lines, Inc. 9.00% 2003                                                        500                 370      .02
Northwest Airlines, Inc. 8.875% 2006                                                     300                 255      .02



Mortgage-backed obligations (8) -  4.32%
Agency Pass-Throughs:
Government National Mortgage Assn.:
 7.50% 2029                                                                            8,070               8,347
 8.00% 2020-2030                                                                       6,614               6,923
 7.00% 2022-2024                                                                       6,057               6,184
 6.50% 2029                                                                            6,118               6,139
 8.50% 2021-2029                                                                       1,201               1,273
 10.00% 2019                                                                             315                 354     1.68
Fannie Mae:
 6.00% 2013-2032                                                                      12,522              12,500
 6.50% 2016                                                                            4,700               4,791
 7.00% 2009                                                                              544                 567     1.03
Commercial Mortgage-Backed Securities:
DLJ Commercial Mortgage Corp.:
 Series 1998-CF1, Class A-1B, 6.41% 2008                                               5,000               5,151
 Series 1996-CF2, Class A-1B, 7.29% 2021 (1)                                           3,000               3,195      .48
Fannie Mae Grantor Trust, Series 2001-T10,                                             4,892               5,067      .29
 Class A1, 7.00% 2041
Starwood Asset Receivables Trust, Series 2000-1,                                       5,000               4,992      .29
 Class D, 3.38% 2022 (1) (2)
Morgan Stanley Capital I, Inc., Series 1998-HF2,                                       3,000               3,102      .18
 Class A-2, 6.48% 2030
L.A. Arena Funding, LLC, Series 1, Class A,                                            1,973               1,980      .11
 7.656% 2026 (1)
Security National Mortgage Loan Trust, Series                                          1,830               1,823      .10
 2001-2A, Class M, 8.10% 2007 (1)
Private Issue Collateralized Mortgage Obligations:
 Structured Asset Securities Corp., Series 1998-RF2,                                   2,600               2,796      .16
 Class A, 8.527% 2027 (1) (2)


Asset-backed obligations (8) -  3.60%
Continental Airlines, Inc.:
 Series 2001-1, Class B,  7.373% 2015                                                  2,476               2,135
 Series 1999-1, 10.22% 2014                                                            1,847               1,348
 Series 1997-4, Class A, 6.90% 2018                                                    1,362               1,207
 Series 1998-3, Class C-2, 7.25% 2005                                                  1,500               1,110      .33
MMCA Auto Owner Trust:
 Series 2000-1, Class B, 7.55% 2005                                                    3,000               3,191
 Series 2000-2, Class B, 7.42% 2005                                                    2,000               2,140      .30
Money Store Residential Trust 1997-1,                                                  5,000               5,131      .29
 Class M-1, 7.085% 2016
Tobacco Settlement Financing Corp., Series                                             5,000               4,881      .28
 2001A, 6.36% 2025
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007 (1)                                  5,000               4,803      .28
NextCard Credit Card Master Note Trust: (1) (2)
 Series 2000-1, Class B, 2.696% 2006                                                   2,750               2,662
 Series 2001-1A, Class B, 2.776% 2007                                                  2,000               2,000      .27
US Airways, Inc., Series 2001-1G, 7.076% 2021                                          4,492               4,505      .26
Residential Funding Mortgage Securities II, Inc.,                                      3,000               3,133      .18
 Series 2000-HI5, Class AI4, AMBAC Insured, 6.94% 2014
Hyundai Auto Receivables Trust, Series 2001-A,                                         3,000               2,997      .17
 Class C, 5.57% 2006 (1)
Metris Master Trust, Series 2001-3, Class B,                                           3,000               2,945      .17
 3.003% 2008 (2)
United Air Lines, Inc.:
 Series 1996-A2, 7.87% 2019                                                            2,500               1,796
 Series 1995-A1, 9.02% 2012                                                            1,241               1,135      .17
Prestige Auto Receivables Trust, Series 2001-1A,                                       2,371               2,407      .14
 Class A, FSA Insured, 5.26% 2009 (1)
Airplanes Pass-Through Trust:
 Class B, 2.646% 2019 (2)                                                              1,967               1,574
 Class 1-C, 8.15% 2019 (6)                                                             1,539                 924      .14
Delta Air Lines, Inc.:
 Series 1993-A2, 10.50% 2016                                                           2,000               1,570
 Series 1992-A2, 9.20% 2014                                                            1,000                 806      .14
First Consumer Master Trust, Series 1999-A,                                            2,250               2,336      .13
 Class A, 5.80% 2005 (1)
Jet Equipment Trust, Series 1995-B, Class B,                                           2,098               1,574      .09
 7.83% 2015 (1)
H.S. Receivables Corp., Series 1999-1, Class A,                                        1,406               1,458      .08
 8.13% 2004 (1)
Providian Master Trust, Series 2000-1, Class C,                                        1,500               1,415      .08
 3.046% 2009 (1) (2)
Drive Auto Receivables Trust, Series 2000-1,                                           1,279               1,316      .08
 Class A, MBIA Insured, 6.672% 2006 (1)
Northwest Airlines, Inc. 8.52% 2004                                                      350                 306      .02



U.S. Treasury bonds & notes - 3.80%
 7.00% 2006                                                                           25,000              27,641
 6.50% 2005                                                                           20,000              21,581
 3.50% 2011 (2) (9)                                                                   10,211              10,184
 3.375% 2007 (2) (9)                                                                   5,609               5,625
 11.75% 2010                                                                             500                 611
 10.75% 2003                                                                             500                 554     3.80


Total bonds and notes (cost: $456,676,000)                                                               446,901    25.66



                                                                                         Principal       Market  Percent
                                                                                            amount        value   of net
Short-term securities                                                                        (000)        (000)   assets

Corporate short-term notes  -  10.18%
Kraft Foods Inc. 1.72% due 1/16/02                                                    22,000              21,983     1.26
Procter & Gamble Co. 1.77% due 2/26/02 (1)                                            21,000              20,941     1.20
Wells Fargo & Co. 2.14% due 1/18/02                                                   20,000              19,979     1.15
Coca-Cola Co. 1.90%-1.97% due 1/28-2/8/02                                             18,100              18,066     1.04
Coca-Cola Co. 01-28-02                                                                 7,600               7,588
Coca-Cola Co. 02-08-02                                                                10,500              10,478     1.04
Gannett Co.1.75%-1.90% due 1/10-1/25/02 (1)                                           16,900              16,886      .97
Gannett Co., Inc. 01-10-02 (1)                                                         8,800               8,796
Gannett Co., Inc. 01-25-02 (1)                                                         8,100               8,090      .97
Corporate Asset Funding Co. Inc. 2.07% due 1/4/02 (1)                                 15,865              15,861      .91
Household Finance Corp. 2.03% due 1/11/02                                             12,600              12,592      .72
Triple-A One Funding Corp. 1.96% due 1/8/02 (1)                                       12,088              12,083      .69
General Electric Capital Corp. 1.82% due 1/2/02                                       11,680              11,679      .67
Equilon Enterprises LLC 1.78% due 1/8/02                                              10,000               9,996      .58
E.W. Scripps Co. 1.80% due 1/9/02 (1)                                                  9,900               9,896      .57
BellSouth Corp. 1.80% due 2/4/02 (1)                                                   7,300               7,287      .42


Federal agency discount notes  - 1.72%
Freddie Mac 2.05% due 1/24/02                                                         13,525              13,507      .78
Federal Home Loan Banks 1.97% due 1/23/02                                             10,000               9,987      .57
Federal Farm Credit Bank 2.05% due 1/22/02                                             6,500               6,492      .37


Total short-term securities (cost: $207,235,000)                                                         207,235    11.90


Total investment securities (cost: $1,589,203,000)                                                     1,735,043    99.62
Excess of cash and receivables over payables                                                               6,578      .38

Net assets                                                                                            $1,741,621  100.00%

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers;
    resale to public may require registration.
(2) Coupon rate may change periodically.
(3) Step bond; coupon rate will increase at a later date.
(4) Non-income-producing security.
(5) Valued under procedures established by the Board of Trustees.
(6) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(7) Company not making interest (or dividend) payments;
    bankruptcy proceedings pending.
(8) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(9) Index-linked bond whose principal amount moves with a government retail price index.

ADR = American Depositary Receipts

See Notes to Financial Statements.

American Funds Insurance Series Bond Fund
Investment Portfolio, December 31, 2001

[pie chart]
                                           Percent of
                                           Net Assets
Corporate bonds                                53.72%
Mortgage-backed obligations                      11.86
U.S. Treasury bonds & notes                       7.14
Equity securities                                 7.08
Federal agency obligations                        3.45
Asset-backed obligations                          3.38
Non-U.S. government obligations                   1.63
Cash & equivalents                               11.74

Total                                         100.00%

[end pie chart]




                                                                           Principal    Market  Percent
                                                                              Amount     Value   of Net
Bonds & Notes                                                                  (000)     (000)   Assets

MEDIA  -  11.36%
Charter Communications Holdings, LLC:
 0%/11.75% 2011 /1/                                                            $5,350  $  3,237
 0%/13.50% 2011 /1/                                                             1,750     1,164
 10.75% 2009                                                                    1,000     1,060
 10.00% 2009                                                                    1,000     1,020
 0%/9.92% 2011 /1/                                                              1,250       900
 0%/11.75% 2010 /1/                                                               450       319    1.42%
A.H. Belo Corp.:
 8.00% 2008                                                                     5,500     5,625
 7.75% 2027                                                                       500       439     1.12
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 0%/9.75% 2007 /1/                                                              3,750     3,769
 8.875% 2007                                                                    1,500     1,560      .98
Adelphia Communications Corp.:
 10.25% 2011                                                                    2,250     2,256
 10.25% 2006                                                                    2,000     2,050
Century Communications, Inc. 0% 2003                                            1,000       890      .96
Liberty Media Corp.:
 7.875% 2009                                                                    2,000     2,026
 8.50% 2029                                                                     1,000       977
 8.25% 2030                                                                       850       804
 7.75% 2009                                                                       500       503      .79
CBS Corp. 7.15% 2005                                                            2,000     2,111
Viacom Inc. 6.625% 2011                                                         2,000     2,037      .77
Fox Family Worldwide, Inc.:
 10.25% 2007                                                                    1,810     1,955
 9.25% 2007                                                                       500       532      .46
Young Broadcasting Inc.:
 10.00% 2011                                                                    1,250     1,169
 Series B, 9.00% 2006                                                             875       822
 Series B, 8.75% 2007                                                             500       456      .45
Key3Media Group, Inc. 11.25% 2011                                               2,850     2,365      .44
News America Holdings Inc. 7.75% 2045                                           2,000     1,922      .35
Comcast UK Cable Partners Ltd. 11.20% 2007                                      1,900     1,368
NTL Communications Corp.:
 Series B, 11.875% 2010                                                         1,000       325
 9.875% 2009                                                                 Euro 825       222      .35
Emmis Communications Corp. 0%/12.50% 2011 /1/                                 $ 2,650     1,616      .30
AOL Time Warner Inc. 7.625% 2031                                                1,000     1,058
Time Warner Inc. 7.75% 2005                                                       500       537      .29
Radio One, Inc., Series B, 8.875% 2011                                          1,500     1,545      .29
EchoStar DBS Corp. 9.125% 2009 /2/                                              1,500     1,500      .28
Univision Communications Inc. 7.85% 2011                                        1,425     1,443      .27
Telemundo Holdings, Inc., Series D, 0%/11.50%                                   1,500     1,417      .26
 2008 /1/
Clear Channel Communications, Inc. 6.625% 2008                                    750       732
Chancellor Media Corp. of Los Angeles,                                            500       522      .23
 Series B, 8.75% 2007
Antenna TV SA 9.75% 2008                                                   Euro 1,425     1,104      .20
Gray Communications Systems, Inc. 9.25% 2011 /2/                                $ 875       871      .16
Comcast Cable Communications, Inc. 8.375% 2007                                    750       832      .15
CSC Holdings, Inc. 8.125% 2009                                                    750       773      .14
American Media Operations, Inc. 10.25% 2009                                       750       757      .14
British Sky Broadcasting Group PLC 8.20% 2009                                     625       644      .12
Penton Media, Inc. 10.375% 2011                                                 1,000       575      .11
Cox Radio, Inc. 6.625% 2006                                                       500       506      .09
Sinclair Broadcast Group, Inc. 8.75% 2011 /2/                                     500       502      .09
Rogers Communications Inc. 8.875% 2007                                            250       254      .05
Carmike Cinemas, Inc., Series B, 9.375% 2009 /3/                                  225       229      .04
RBS Particicacoes SA 11.00% 2007 /2/                                              250       173      .03
Hearst-Argyle Television, Inc. 7.00% 2018                                         175       147      .03


DIVERSIFIED TELECOMMUNICATION SERVICES  -  5.85%
France Telecom: /2/  /4/
 8.50% 2031                                                                     1,850     2,108
 7.20% 2006                                                                     2,000     2,100
 7.75% 2011                                                                       750       803
Orange PLC 8.75% 2006                                                           2,000     2,091     1.31
PCCW-HKT Capital Ltd. 7.75% 2011 /2/                                            4,500     4,499      .83
Qwest Capital Funding, Inc.:
 7.90% 2010                                                                     2,300     2,343
 7.625% 2021 /2/                                                                1,500     1,434
 7.25% 2011                                                                       700       683      .82
AT&T Corp.: /2/
 8.00% 2031                                                                     2,650     2,772
 7.30% 2011                                                                     1,000     1,028      .70
VoiceStream Wireless Corp., 10.375% 2009                                        2,797     3,194      .59
British Telecommunications PLC:  /4/
 8.875% 2030                                                                    1,500     1,721
 8.375% 2010                                                                    1,000     1,105      .52
CenturyTel, Inc., Series H, 8.375% 2010                                         2,500     2,645      .49
WCG Note Trust 8.25% 2004 /2/                                                   1,000       978      .18
TELUS Corp. 8.00% 2011                                                            750       791      .15
Koninklijke KPN NV 8.00% 2010                                                     750       757      .14
Allegiance Telecom, Inc. 0%/11.75% 2008 /1/                                       500       225      .04
COLT Telecom Group PLC 12.00% 2006                                                250       215      .04
GT Group Telecom Inc., units 0%/13.25% 2010 /1/                                 1,000       125      .02
NEXTLINK Communications, Inc.:
 9.625% 2007                                                                      500        59
 0%/12.25% 2009 /1/                                                               500        39      .02


WIRELESS TELECOMMUNICATION SERVICES  -  4.30%
Nextel Communications, Inc.:
 0%/9.75% 2007 /1/                                                              2,475     1,754
 0%/9.95% 2008 /1/                                                              2,375     1,633
 0%/10.65% 2007 /1/                                                             1,525     1,151
 12.00% 2008                                                                      500       436      .92
Cricket Communications, Inc.:  /4/
 6.50% 2007                                                                     1,350     1,029
 6.50% 2007                                                                     1,000       762
 6.25% 2007                                                                       440       335
Leap Wireless International, Inc. 0%/14.50%                                     2,050       748      .53
 2010 /1/
PanAmSat Corp.:
 6.125% 2005                                                                    2,000     1,813
 6.375% 2008                                                                      500       426      .41
Dobson Communications Corp. 10.875% 2010                                        1,000     1,050
American Cellular Corp. 9.50% 2009                                                750       735
Dobson/Sygnet Communications Co. 12.25% 2008                                      250       265      .38
AT&T Wireless Services, Inc. 7.875% 2011                                        1,650     1,759      .32
Tritel PCS, Inc. 10.375% 2011                                                   1,125     1,274
TeleCorp PCS, Inc. 0%/11.625% 2009 /1/                                            500       430      .31
Verizon Wireless Capital LLC 5.375% 2006 /2/                                    1,250     1,246      .23
Triton PCS, Inc. 9.375% 2011                                                    1,000     1,040      .19
Cingular Wireless 5.625% 2006 /2/                                               1,000     1,009      .19
Nextel Partners, Inc. 12.50% 2009 /2/                                           1,000       880      .16
CFW Communications Co. 13.00% 2010                                              1,250       875      .16
Microcell Telecommunications Inc., Series B,                                    1,000       860      .16
 14.00% 2006
Centennial Cellular Corp. 10.75% 2008                                             750       634      .12
Horizon PCS, Inc. 13.75% 2011 /2/                                                 500       500      .09
Vodafone AirTouch PLC 7.75% 2010                                                  375       412      .08
Rogers Cantel Inc. 9.75% 2016                                                     250       249      .05
PageMart Wireless, Inc. 0%/11.25% 2008 /1/ /3/ /5/                                750         2      .00


ELECTRIC UTILITIES  -  4.05%
Mission Energy Holding Co. 13.50% 2008                                          2,650     2,941
Edison Mission Energy:
 10.00% 2008                                                                    1,000     1,030
 7.73% 2009                                                                     1,000       930
 9.875% 2011                                                                      875       912
Homer City Funding LLC 8.734% 2026                                              1,000       921
Midwest Generation, LLC, Series B, 8.56% 2016 /6/                                 900       849
Edison International 6.875% 2004                                                  760       699     1.53
AES Corp.:
 9.375% 2010                                                                    1,300     1,176
 9.50% 2009                                                                       400       348
AES Drax Holdings Ltd., Series A, 10.41% 2020 /6/                               1,350     1,212
AES Ironwood, LLC 8.857% 2025 /6/                                               1,250     1,179
AES Red Oak, LLC, Series B, 9.20% 2029 /6/                                      1,000       975      .90
American Electric Power Co., Inc., Series A,                                    2,950     2,916      .54
 6.125% 2006
Exelon Generation Co., LLC 6.95% 2011 /2/                                       1,150     1,168
Exelon Corp. 6.75% 2011                                                           750       761
Commonwealth Edison Co. 6.95% 2018                                                700       678      .48
Israel Electric Corp. Ltd.:  /2/
 7.70% 2018                                                                     1,000       940
 7.75% 2027                                                                       620       564      .28
FirstEnergy Corp., Series C, 7.375% 2031                                        1,250     1,220      .22
Louis Dreyfus Natural Gas Corp. 9.25% 2004                                        500       549      .10


BANKS & THRIFTS  -  3.24%
SocGen Real Estate Co. LLC, Series A, 7.64%                                     2,250     2,319      .43
 (undated) /2/  /4/
Royal Bank of Scotland Group PLC 7.648%                                         2,250     2,278      .42
 (undated) /4/
Washington Mutual Bank, FA 6.875% 2011                                          1,250     1,285
Washington Mutual Finance 8.25% 2005                                              800       876      .40
Abbey National PLC: /4/
 6.70% (undated)                                                                1,300     1,280
 7.35% (undated)                                                                  825       854      .39
J.P. Morgan & Co. Inc., Series A, 8.382%                                        2,000     1,873      .35
 2012 /4/
DBS Bank Ltd. 7.875% 2009 /2/                                                   1,500     1,610      .30
National Westminister Bank PLC:
 9.375% 2003                                                                      276       305
 7.75% (undated) /4/                                                              250       267
Bank of Scotland 7.00% (undated) /2/  /4/                                         480       485      .19
GS Escrow Corp.:
 7.00% 2003                                                                       500       506
 7.125% 2005                                                                      500       498      .19
AB Spintab 7.50% (undated) /2/  /4/                                               750       778      .14
Barclays Bank PLC 7.375% (undated) /2/  /4/                                       500       519      .10
Chevy Chase Bank, FSB 9.25% 2008                                                  500       505      .09
Imperial Capital Trust I, Imperial Bancorp                                        350       394      .07
 9.98% 2026
Riggs Capital Trust II 8.875% 2027                                                500       375      .07
Komercni Finance BV 9.00% 2008 /2/ /4/                                            300       313      .06
BankUnited Capital Trust, BankUnited Financial                                    250       236      .04
 Corp. 10.25% 2026


HOTELS, RESTAURANTS & LEISURE  -  2.85%
Mirage Resorts, Inc.:
 6.625% 2005                                                                    2,000     1,976
 6.75% 2008                                                                       250       234
MGM Mirage Inc. 8.50% 2010                                                        875       870      .57
Boyd Gaming Corp.:
 9.25% 2009 /2/                                                                 1,500     1,537
 9.25% 2003                                                                       500       509
 9.50% 2007                                                                       500       505      .47
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                       925       735
 8.75% 2011                                                                       875       709
 6.75% 2008                                                                       175       133      .29
Horseshoe Gaming Holding Corp., Series B,                                       1,500     1,551      .28
 8.625% 2009
Ameristar Casinos, Inc. 10.75% 2009                                             1,000     1,085      .20
Florida Panthers Holdings, Inc. 9.875% 2009                                     1,000     1,035      .19
Mohegan Tribal Gaming Authority 8.375% 2011                                     1,000     1,035      .19
Harrah's Operating Co., Inc. 7.50% 2009                                         1,000     1,011      .19
Premier Parks Inc. 9.75% 2007                                                   1,000     1,010      .19
International Game Technology:
 7.875% 2004                                                                      500       516
 8.375% 2009                                                                      250       263      .14
Station Casinos, Inc. 8.375% 2008                                                 500       507      .09
Argosy Gaming Co. 9.00% 2011                                                      250       262      .05


AUTOMOBILES  -  2.84%
General Motors Acceptance Corp.:
 6.125% 2006                                                                    6,500     6,432
 8.00% 2031                                                                     2,500     2,529
 6.875% 2011                                                                    1,000       978
 7.75% 2010                                                                       500       515     1.93
Ford Motor Credit Co.:
 7.25% 2011                                                                     1,500     1,462
 7.375% 2011                                                                      500       493
Ford Motor Co. 7.45% 2031                                                       1,000       918      .53
DaimlerChrysler North America Holding Corp.                                     2,000     2,073      .38
 7.75% 2011


COMMUNICATIONS EQUIPMENT  -  2.84%
Motorola, Inc.:
 8.00% 2011 /2/                                                                 3,100     3,112
 5.22% 2097                                                                       750       472
 7.50% 2025                                                                       500       466
 6.50% 2028                                                                       250       205      .78
Crown Castle International Corp.:
 10.75% 2011                                                                    2,000     1,955
 0%/10.625% 2007 /1/                                                            1,000       875
 0%/11.25% 2011 /1/                                                             1,000       640      .64
American Tower Corp. 9.375% 2009                                                3,500     2,774      .51
SBA Communications Corp.:
 10.25% 2009                                                                    1,750     1,479
 0%/12.00% 2008 /1/                                                               500       371      .34
Nortel Networks Ltd. 6.125% 2006                                                2,000     1,600      .30
SpectraSite Holdings, Inc., Series B:
 12.50% 2010                                                                    1,000       545
 0%/12.875% 2010 /1/                                                            1,250       312
 10.75% 2010                                                                      500       255
 0%/12.00% 2008 /1/                                                               500       190
 0%/11.25% 2009 /1/                                                               500       138      .27


PAPER & FOREST PRODUCTS  -  2.13%
Georgia-Pacific Corp.:
 8.125% 2011                                                                    3,450     3,380
 7.50% 2006                                                                     1,000       991      .81
Bowater Canada Finance Corp. 7.95% 2011 /2/                                     1,850     1,864      .34
International Paper Co. 6.75% 2011                                              1,750     1,762      .32
Potlatch Corp. 10.00% 2011 /2/                                                  1,250     1,306      .24
Scotia Pacific Co. LLC, Series B, Class A-2,                                    1,000       842      .16
 7.11% 2028 /6/
Kappa Beheer BV 10.625% 2009                                                 Euro 750       735      .14
Pindo Deli Finance Mauritius Ltd.:  /3/
 10.25% 2002                                                                  $ 1,500       229
 10.75% 2007                                                                      750       114      .06
Appleton Papers Inc. 12.50% 2008 /2/                                              350       335      .06


COMMERCIAL SERVICES & SUPPLIES  -  1.62%
Allied Waste North America, Inc.:
 10.00% 2009                                                                    2,500     2,563
 Series B, 8.875% 2008                                                          1,000     1,035
 8.50% 2008 /2/                                                                   750       761      .80
Waste Management, Inc.:
 7.375% 2010                                                                    1,400     1,439
 6.625% 2002                                                                      925       941
WMX Technologies, Inc. 7.10% 2026                                                 500       523      .54
Cendant Corp. 7.75% 2003                                                        1,500     1,525      .28
Safety-Kleen Corp. 9.25% 2009 /3/ /5/                                           1,000        10      .00


INSURANCE  -  1.42%
Prudential Holdings, LLC, Series C, 8.695%                                      2,250     2,347      .43
 2023 /2/
ING Capital Funding Trust III 8.439%                                            1,500     1,640
 (undated) /4/
ReliaStar Financial Corp. 8.00% 2006                                              250       275      .35
Provident Companies, Inc. 7.00% 2018                                            1,460     1,382      .26
AIG SunAmerica Global Financing VII 5.85%                                       1,000     1,008      .19
 2008 /2/
Lindsey Morden Group Inc., Series B, 7.00%                                   C$ 1,895       773      .14
 2008 /2/ /5/
The Equitable Life Assurance Society of the                                     $ 250       263      .05
 United States 6.95% 2005 /2/


MULTILINE RETAIL  -  1.39%
J.C. Penney Co., Inc.:
 8.25% 2022 /6/                                                                 2,700     2,336
 7.40% 2037                                                                       750       737
 6.875% 2015                                                                      600       495
 7.95% 2017                                                                       500       443
 7.65% 2016                                                                       500       438
 8.125% 2027                                                                      200       172      .85
Federated Department Stores, Inc. 6.625% 2011                                   2,000     1,965      .36
Dillard's, Inc. 6.30% 2008                                                        700       615      .11
Saks Inc. 7.375% 2019                                                             500       354      .07


HEALTH CARE PROVIDERS & SERVICES  -  1.32%
Aetna Inc.:
 7.875% 2011                                                                    2,350     2,310
 7.375% 2006                                                                    1,650     1,658      .73
Columbia/HCA Healthcare Corp. 6.91% 2005                                        1,500     1,508
HCA - The Healthcare Co. 8.75% 2010                                               500       541      .38
Humana Inc. 7.25% 2006                                                            750       755      .14
Clarent Hospital Corp. 11.50% 2005 /5/                                            367       349      .06
Integrated Health Services, Inc., Series A:  /3/
 9.25% 2008 /5/                                                                 2,000        20
 9.50% 2007 /5/                                                                   750         8      .01


CONSUMER FINANCE  -  1.23%
Capital One Bank:
 6.875% 2006                                                                    1,500     1,461
 8.25% 2005                                                                       800       817
 6.375% 2003                                                                      500       508
Capital One Financial Corp. 7.125% 2008                                         1,000       929
Capital One Capital I 3.78% 2027 /2/  /4/                                         250       190      .72
Household Finance Corp. 6.75% 2011                                              1,850     1,841      .34
MBNA Corp. 6.75% 2008                                                             500       472      .09
Advanta Capital Trust I, Series B, 8.99% 2026                                     500       280      .05
Providian Financial Corp. 9.525% 2027 /2/                                         750       180      .03


GAS PRODUCTION & DISTRIBUTION  -  0.89%
NiSource Finance Corp.:
 7.875% 2010                                                                    1,550     1,603
 7.625% 2005                                                                    1,250     1,307      .53
Gemstone Investor Ltd. 7.71% 2004 /2/                                           2,000     1,945      .36


SPECIALTY RETAIL  -  0.88%
Gap, Inc. 8.80% 2008 /2/                                                        2,250     1,971      .36
Toys "R" Us, Inc. 7.625% 2011 /2/                                               1,750     1,710      .32
Office Depot, Inc. 10.00% 2008                                                  1,000     1,090      .20


METALS & MINING  -  0.75%
Kaiser Aluminum & Chemical Corp. 12.75% 2003                                    2,500     1,822      .34
Freeport-McMoRan Copper & Gold Inc.:
 7.20% 2026                                                                     1,000       890
 7.50% 2006                                                                       100        73      .18
Luscar Coal Ltd. 9.75% 2011 /2/                                                   750       780      .14
Allegheny Technologies, Inc. 8.375% 2011 /2/                                      500       491      .09


CONTAINERS & PACKAGING  -  0.70%
Container Corp. of America 9.75% 2003                                           1,000     1,025
Stone Container Corp. 9.75% 2011                                                  750       799      .34
Tekni-Plex, Inc., Series B, 12.75% 2010                                         1,500     1,463      .27
Printpack, Inc. 10.625% 2006                                                      500       520      .09


FOOD & DRUG RETAILING  -  0.62%
Rite Aid Corp.:
 7.125% 2007                                                                      900       729
 11.25% 2008                                                                      375       369
 6.875% 2028 /2/                                                                  450       291
 7.70% 2027                                                                       400       278
 6.875% 2013                                                                      275       193      .34
Delhaize America, Inc. 8.125% 2011                                              1,350     1,481      .28


AUTO COMPONENTS  -  0.54%
Dana Corp. 9.00% 2011 /2/                                                       2,350     2,127      .39
TRW Inc. 7.75% 2029                                                               830       780      .15


TEXTILES & APPAREL  -  0.39%
VF Corp. 8.50% 2010                                                             1,750     1,922      .35
Levi Strauss & Co. 11.625% 2008                                                   250       218      .04


LEISURE PRODUCTS  -  0.38%
Hasbro, Inc. 7.95% 2003                                                         2,000     2,040      .38


MACHINERY  -  0.28%
Terex Corp. 9.25% 2011 /2/                                                      1,250     1,256      .23
Deere & Co. 8.95% 2019                                                            250       276      .05


FOOD PRODUCTS  -  0.27%
Gruma, SA de CV 7.625% 2007                                                     1,000       943      .17
Smithfield Foods, Inc. 8.00% 2009 /2/                                             500       518      .10


AIR FREIGHT & COURIERS  -  0.24%
Atlas Air, Inc., Pass Through Trusts, Series                                    1,422     1,299      .24
 1998-1, Class A, 7.38% 2019 /6/


CHEMICALS  -  0.21%
Equistar Chemicals, LP 8.75% 2009                                                 750       724      .13
Reliance Industries Ltd., Series B, 10.25% 2097                                   500       421      .08


CONSTRUCTION & ENGINEERING  -  0.20%
McDermott Inc. 9.375% 2002                                                      1,150     1,093      .20


INDUSTRIAL CONGLOMERATES  -  0.19%
Hutchison Whampoa International Ltd. 7.00%                                      1,000     1,020      .19
 2011 /2/


REAL ESTATE  -  0.15%
EOP Operating LP 8.10% 2010                                                       500       542      .10
ProLogis Trust 7.05% 2006                                                         250       258      .05


AEROSPACE & DEFENSE  -  0.14%
BAE SYSTEMS, Series 2001, Class G, MBIA Insured,                                  767       788      .14
 6.664% 2013 /2/ /6/


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.12%
Flextronics International Ltd. 9.875% 2010                                        625       656      .12


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.11%
Hyundai Semiconductor America, Inc. 8.625%                                        600       327      .06
 2007 /2/
Zilog, Inc. 9.50% 2005 /3/                                                        950       283      .05


MARINE  -  0.09%
Teekay Shipping Corp. 8.875% 2011                                                 500       515      .09


AIRLINES  -  0.07%
United Air Lines, Inc. 10.67% 2004                                                500       365      .07


MULTI-UTILITIES  -  0.04%
Florida Gas Transmission Co. 7.625% 2010 /2/                                      250       238      .04


INTERNET SOFTWARE & SERVICES  -  0.02%
Exodus Communications, Inc. 11.625% 2010 /3/                                      500       115      .02


MORTGAGE-BACKED OBLIGATIONS  /6/  -  11.86%
AGENCY PASS-THROUGHS:
 GOVERNMENT NATIONAL MORTGAGE ASSN.:
  8.00% 2023 - 2031                                                             6,927     7,252
  7.50% 2023 - 2030                                                             5,844     6,044
  7.00% 2023 - 2029                                                             3,255     3,323
  6.00% 2029 - 2031                                                             2,338     2,295
  6.50% 2025 - 2028                                                               890       893
  10.00% 2019                                                                     210       236
  9.50% 2021                                                                      208       221     3.73
 FANNIE MAE:
  6.50% 2016 - 2031                                                             4,514     4,597
  5.50% 2016 - 2017                                                             4,491     4,415
  6.00% 2013 - 2016                                                             2,636     2,643
  7.00% 2026                                                                      865       884
  7.50% 2031                                                                      695       717
  10.00% 2018                                                                     106       119     2.47
 Freddie Mac 6.00% 2032                                                         2,495     2,443      .45
COMMERCIAL MORTGAGE-BACKED SECURITIES:
 Merrill Lynch Mortgage Investors, Inc.:
  Series 1995-C3, Class A-3, 7.051% 2025 /4/                                    2,675     2,728
  Series 1999-C1, Class A-2, 7.56% 2031                                         1,500     1,621      .80
 CS First Boston Mortgage Securities Corp.:
  Series 1998-C1, Class A-1B, 6.48% 2040                                        1,250     1,289
  Series 2001-CK6, Class A-2, 6.103% 2036                                       1,230     1,240
  Series 1998-C1, Class A-1A, 6.26% 2040                                          894       928      .64
 Chase Commercial Mortgage Securities Corp.:
  Series 1998-1, Class A-2, 6.56% 2030                                          1,250     1,301
  Series 1999-1, Class B, 7.619% 2031                                             750       809
  Series 1998-2, Class A-2, 6.39% 2030                                            750       770      .53
 Bear Stearns Commercial Mortgage Securities
 Inc.:
  Series 2000-WF2, Class A-2, 7.32% 2032                                        1,520     1,621
  Series 2001-TOP2, Class A-2, 6.48% 2035                                         750       765      .44
 Morgan Stanley Capital I, Inc.:
  Series 1997-HF1, Class B, 7.33% 2007 /2/                                      1,000     1,067
  Series 1998-HF2, Class A-2, 6.48% 2030                                        1,000     1,034      .39
 GS Mortgage Securities Corp. II, Series
 1998-C1:  /4/
  Class E, 7.242% 2030                                                          1,250     1,170
  Class D, 7.242% 2030                                                          1,000       961      .39
 Nomura Asset Securities Corp., Series 1998-D6,                                 1,376     1,432      .26
 Class A-A1, 6.28% 2030
 L.A. Arena Funding, LLC, Series 1, Class A,                                    1,282     1,287      .24
 7.656% 2026 /2/
 Salomon Brothers Commercial Mortgage Trust,                                    1,250     1,285      .24
  Series 2000-C3, Class A-2, 6.592% 2033
 Morgan Stanley Dean Witter Capital I Trust,                                    1,250     1,262      .23
  Series 2001-TOP5, Class A-3, 6.16% 2035
 GGP Mall Properties Trust, Series 2001-C1A,                                      749       725      .13
  Class A-2 5.007% 2011 /2/
 DLJ Mortgage Acceptance Corp., Series 1995-CF2,                                  582       598      .11
  Class A1B, 6.85% 2027 /2/
 LB-UBS Commercial Mortgage Trust, Series 2000-C3,                                500       556      .10
  Class A-2, 7.95% 2010
 DLJ Commercial Mortgage Corp., Series 1999-CG1,                                  500       515      .10
  Class A1B, 6.46% 2032
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS:
 Fannie Mae:
  Series 2001-T10, Class A-1, 7.00% 2041                                          734       760
  Series 2001-20, Class C, 11.538% 2031 /4/                                       602       685
  Series 2001-4, Class GA, 10.018% 2025 /4/                                       360       401      .34
PRIVATE ISSUE COLLATERALIZED MORTGAGE OBLIGATIONS:
 Fannie Mae Trust, Series 2001-50, Class BA                                       737       756      .14
  7.00% 2041
 Residential Funding Mortgage Securities I, Inc.,                                 220       228      .04
  Series 2001-S1, Class A-1, 7.00% 2016
PRIVATE ISSUE PASS-THROUGH OBLIGATIONS:
 Structured Asset Securities Corp., Series                                        459       493      .09
  1998-RF2, Class A, 8.527% 2027 /2/  /4/


ASSET-BACKED OBLIGATIONS /6/  -  3.38%
Conseco Finance Home Equity Loan Trust:
 Series 2001-C, Class A-3, 5.39% 2025                                           1,250     1,271
 Series 2000-A, Class BV-2, 4.696% 2031 /4/                                     1,000       820
 Series 1999-G, Class B-2, 10.96% 2029                                          1,750       802
Green Tree Financial Corp.:
 Series 1996-5, Class B-2, 8.45% 2027                                             992       525
 Series 1995-6, Class B-2, 8.00% 2026                                             940       489
 Series 1997-8, Class B-2, 7.75% 2028                                             499       194
Conseco Finance Manufactured Housing Contract                                     750       758      .90
 Trust, Series 2001-3, Class A-2, 5.16% 2033
Continental Airlines, Inc.:
 Series 1998-3, Class A-2, 6.32% 2008                                             500       456
 Series 1999-1, Class B, 6.795% 2020                                              496       410
 Series 1998-1, Class A,  6.648% 2019                                             458       406
 Series 1998-3, Class C-2, 7.25% 2005                                             500       370
 Series 1997-1, Class C-1, 7.42%  2007 /4/                                        363       284
 Series 1996, Class C, 9.50% 2015                                                 204       148      .38
ComEd Transitional Funding Trust, Series 1998,                                  2,000     2,046      .38
 Class A-4, 5.39% 2005
Residential Funding Mortgage Securities II,                                     1,250     1,277      .24
 Inc., Series 2001-HS2, Class A-4, AMBAC Insured,
 6.43% 2016
Southwest Airlines Co., Series 2001-1, Class B,                                 1,000       979      .18
 6.126% 2006
United Air Lines, Inc., Series 2000-1, Class A-2,                               1,000       865      .16
 7.73% 2012
American Airlines Inc., Series 2001-1,                                            876       829      .15
 Class A-1, 6.977% 2021 /2/
Airplanes Pass Through Trust:
 Class 1-C, 8.15% 2019  /5/                                                       746       448
 Class B, 2.646% 2019 /4/                                                         472       378      .15
Tobacco Settlement Financing Corp., Series 2001-A,                                800       781      .14
 6.36% 2025
PF Export Receivables Master Trust, Series 2001-B,                                750       756      .14
 MBIA Insured, 6.60% 2011 /2/
Team Fleet Financing Corp., Series 2001-3A,                                       750       750      .14
 Class A, 2.83% 2005 /2/  /4/
US Airways, Inc.:
 Series 2000-3G, 7.89% 2020                                                       496       497
 Series 2001-1G, 7.076% 2021                                                      250       250      .14
Jet Equipment Trust:  /2/
 Series 1995-D, 11.44% 2014                                                       300       195
 Series 1995-A, Class C, 10.69% 2015                                              250       179
 Series 1994-A, 11.79% 2013                                                       250       163      .10
America West Airlines, Inc., Series 2000-1,                                       490       497      .09
 Class G, AMBAC Insured, 8.057% 2020
Northwest Airlines, Inc., Series 1999-3,                                          478       490      .09
 Class G, 7.935% 2020


U.S. TREASURY BONDS & NOTES  -  7.14%
6.25% 2003-2023                                                                10,500    11,102
6.75% 2005                                                                     10,000    10,872
3.375% 2007  /7/                                                                4,767     4,781
4.75% 2008                                                                      4,000     3,982
5.00% 2011                                                                      2,000     1,993
10.375% 2009-2012                                                               1,500     1,868
7.25% 2004                                                                      1,500     1,637
8.875% 2019                                                                     1,000     1,342
7.50% 2016                                                                      1,000     1,183     7.14


FEDERAL AGENCY OBLIGATIONS  -  3.45%
Freddie Mac:
 5.00% 2004                                                                     4,750     4,893
 6.75% 2031                                                                     4,500     4,772     1.78
Fannie Mae:
 4.75% 2004                                                                     4,750     4,873
 7.25% 2030                                                                     3,000     3,380     1.52
Small Business Administration, Series 2001-20J,                                   800       782      .15
 Class 1, 5.76% 2021 /6/


NON-U.S. GOVERNMENT OBLIGATIONS  -  1.63%
United Mexican States Government Eurobonds,
 Global:
 9.875% 2010                                                                    1,000     1,120
 11.375% 2016                                                                     750       927
 8.625% 2008                                                                      500       538      .48
Deutschland Republic 5.25% 2008                                            Euro 2,400     2,190      .40
Panama (Republic of):
 8.875% 2027                                                                  $ 1,000       923
 Interest Reduction Bond 4.75% 2014 /4/  /6/                                      241       214      .21
Ontario (Province of) 5.50% 2008                                                1,000     1,003      .18
Canadian Government 4.25% 2026 /7/                                           C$ 1,112       756      .14
Brazil (Federal Republic of) 14.50% 2009                                        $ 500       536      .10
Philippines (Republic of) 9.875% 2019                                             500       477      .09
Argentina (Republic of) 7.00%/15.50% 2008 /1/ /6/                                 562       153      .03

Total bonds & notes (cost: $456,680,000)                                                440,396    81.18



                                                                           Principal
                                                                        Amount (000)    Market  Percent
                                                                        or Number of     Value   of Net
Stocks (Common & Preferred)                                                   Shares     (000)   Assets

BANKS & THRIFTS  -  1.63%
BNP U.S. Funding LLC, Series A, 7.738%                                        $ 1,175     1,240
 noncumulative preferred (undated)
 (France) /2/ /4/
BNP Paribas Capital Trust, 9.003% noncumulative                                 $ 850       959      .41
 preferred (undated) /2/
Fuji JGB Investment LLC, Series A, 9.87%                                      $ 1,600     1,265
 noncumulative preferred (undated) (Japan) /2//4/
IBJ Preferred Capital Co. LLC, Series A, 8.79%                                  $ 650       485      .32
 noncumulative preferred (undated) /2/ /4/
HSBC Capital Funding LP, Series 1, 9.547%                                     $ 1,500     1,739      .32
 noncumulative preferred (undated) (United
 Kingdom) /2/ /4/
First Republic Capital Corp., Series A, 10.50%                                    750       720      .13
 preferred /2/
UBS Preferred Funding Trust 1 8.622% noncumulative                              $ 625       697      .13
 preferred (undated) (Switzerland)
SB Treasury Co. LLC, Series A, 9.40% /10.925%                                   $ 750       682      .13
 noncumulative preferred (undated) (Japan) /2/ /4/
NB Capital Corp. 8.35% exchangeable preferred                                  20,000       520      .10
 depositary shares
BCI U.S. Funding Trust I 8.01% noncumulative                                    $ 500       513      .09
 preferred (undated) /2/ /4/


WIRELESS TELECOMMUNICATION SERVICES  -  0.61%
Dobson Communications Corp.:  /8/ /9/
 13.00% senior exchangeable preferred 2009                                      1,213     1,201
 12.25% senior exchangeable preferred 2008                                        717       674      .34
Nextel Communications, Inc.: /8/
 Class A /2/                                                                   80,320       880
 Series D, 13.00% exchangeable preferred 2009 /9/                                 957       565      .27
Leap Wireless International, Inc., warrants,                                    2,300        16      .00
 expire 2010 /2/ /8/
NTELOS, Inc., warrants, expire 2010 /5/ /8/                                     1,250         1      .00
McCaw International, Ltd., warrants, expire                                     2,000         -        -
 2007  /2/ /5/ /8/


MEDIA  -  0.29%
Cumulus Media Inc. 13.75% preferred 2009 /8/ /9/                                  828       820      .15
Adelphia Communications Corp., Series B,                                        5,000       500      .09
 13.00% preferred 2009 /8/
Sinclair Capital 11.625% preferred 2009                                         2,500       242      .05
NTL Inc., warrants, expire 2008 /2/ /5/ /8/                                       238         -        -


INDUSTRIAL CONGLOMERATES  -  0.29%
Swire Pacific Capital Ltd. 8.84% cumulative                                    65,000     1,560      .29
 guaranteed perpetual capital securities
 (Hong Kong) /2/


COMMUNICATIONS EQUIPMENT  -  0.19%
Crown Castle International Corp. 12.75% senior                                  1,452     1,045      .19
 exchangeable preferred 2010 /8/ /9/


REAL ESTATE  -  0.16%
ProLogis Trust, Series D, 7.92% preferred                                      36,800       877      .16


AEROSPACE & DEFENSE  -  0.03%
EarthWatch Inc., Series B, 7.00% convertible                                   84,814       188      .03
 preferred 2009 /2/ /5/ /8/ /9/


HEALTH CARE PROVIDERS & SERVICES  -  0.01%
Clarent Hospital Corp. /5/ /8/                                                 17,220        43      .01


DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.00%
GT Group Telecom Inc., warrants, expire 2010                                    1,000         6      .00
 (Canada) /2/ /5/ /8/



Total stocks (cost: $16,797,000)                                                         17,438     3.21



                                                                           Principal    Market  Percent
                                                                              Amount     Value   of Net
Convertible Debentures                                                         (000)     (000)   Assets

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.39%
Solectron Corp. 0% 2020                                                       $ 9,150     3,889
Solectron Corp. 0% 2020                                                         4,000     2,125     1.11
SCI Systems, Inc. 3.00% 2007                                                    1,000       831      .15
Celestica Inc. 0% 2020                                                          1,700       723      .13


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.60%
Conexant Systems, Inc. 4.00% 2007                                               1,500       977      .18
LSI Logic Corp. 4.00% 2005                                                        678       575      .10
Vitesse Semiconductor Corp. 4.00% 2005                                            500       393      .07
TranSwitch Corp. 4.50% 2005                                                       660       370      .07
TriQuint Semiconductor, Inc. 4.00% 2007                                           500       366      .07
Cypress Semiconductor Corp. 3.75% 2005                                            330       272      .05
Analog Devices, Inc. 4.75% 2005                                                   270       258      .05
RF Micro Devices, Inc. 3.75% 2005                                                  54        45      .01


DIVERSIFIED TELECOMMUNICATION SERVICES - 0.59%
Hellenic Finance SCA 2.00% exchangeable 2005                               Euro 1,750     1,678      .31
Bell Atlantic Financial Services, Inc. 4.25%                                  $ 1,500     1,496      .28
 2005 /2/


COMMUNICATIONS EQUIPMENT  - 0.52%
Corning Inc. 0% 2015                                                            2,472     1,292      .24
Juniper Networks, Inc. 4.75% 2007                                               1,500     1,087      .20
Adaptec, Inc. 4.75% 2004                                                          500       450      .08


INTERNET & CATALOG RETAIL  - 0.36%
Amazon.com, Inc. 6.875% PEACS 2010                                         Euro 4,300     1,938      .36


HEALTH CARE PROVIDERS & SERVICES  - 0.17%
Omnicare, Inc. 5.00% 2007                                                     $ 1,000       928      .17


COMMERCIAL SERVICES & SUPPLIES  -  0.13%
Waste Management, Inc. 4.00% 2002                                                 700       699      .13


SPECIALTY RETAIL  -  0.11%
Sunglass Hut International Ltd. 5.25% 2003                                        600       600      .11

Total convertible debentures (cost: $20,941,000)                                         20,992     3.87

Total equity securities (cost: $37,738,000)                                              38,430     7.08

                                                                           Principal    Market  Percent
                                                                              Amount     Value   of Net
Short-Term Securities                                                          (000)     (000)   Assets

Corporate Short-Term Notes  -  9.28%
Pfizer Inc 1.80% due 1/31/02 /2/                                              $ 8,500     8,487     1.56
Corporate Asset Funding Co. Inc. 1.75%                                          7,000     6,990     1.29
 due 1/29/02 /2/
Coca-Cola Co. 1.74% due 1/25/02                                                 6,150     6,143     1.13
Merck & Co., Inc. 1.865% due 2/1/02                                             5,500     5,491     1.01
Procter & Gamble Co. 2.00% due 1/7/02 /2/                                       5,000     4,998      .92
SBC Communications Inc. 1.91% due 1/14/02 /2/                                   5,000     4,996      .92
General Electric Capital Corp. 1.82% due 1/2/02                                 4,400     4,400      .81
Triple-A One Funding Corp. 1.89% due 1/15/02 /2/                                4,100     4,097      .76
Gannett Co., Inc. 1.90% due 1/14/02 /2/                                         2,800     2,798      .52
Wells Fargo & Co. 1.74% due 2/7/02                                              1,000       998      .18
Estee Lauder Companies Inc. 1.80% due 1/31/02 /2/                                 955       953      .18


Federal Agency Discount Notes  -  1.33%
Freddie Mac 2.01% due 1/2/02                                                    7,200     7,199     1.33



Total short-term securities (cost: $57,550,000)                                          57,550    10.61

Total investment securities (cost: $551,968,000)                                        536,376    98.87
Excess of cash and receivables over payables                                              6,149     1.13

Net assets                                                                             $542,525  100.00%

/1/ Step bond; coupon rate will increase at a
 later date.
/2/ Purchased in a private placement transaction;
 resale may be limited to qualified
 institutional buyers; resale to the public may require registration.
/3/ Company not making interest payments;
 bankruptcy proceedings pending.
/4/ Coupon rate may change periodically.
/5/ Valued under procedures established by the
 Board of Trustees.
/6/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
 Therefore, the effective maturities
 are shorter than the stated maturities.
/7/ Index-linked bond whose principal amount
 moves with a government retail price index.
/8/ Non-income-producing security.
/9/ Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

See Notes to Financial Statements

American Funds Insurance Series High-Yield Bond Fund
Investment Portfolio, December 31, 2001



                                                                  Percent of
[Pie Chart]                                                       Net Assets

Corporate Bonds                                                       74.50%
Equity Securities                                                       15.43
U.S. Treasury bonds & notes                                              3.25
Non-U.S. Government Obligations                                          1.41
Asset-Backed Obligations                                                 0.50
Mortgage-Backed Obligations                                              0.26
Cash & Equivalents                                                       4.65
Total                                                                100.00%
[end pie chart]
                                                                  Percent of
Largest Holdings (by issuer)                                      Net Assets

Nextel Communications                                                  3.88%
Charter Communications                                                   3.45
U.S. Treasury bonds & notes                                              3.25
Smurfit-Stone Container                                                  2.94
Crown Castle International                                               2.76
Dobson Communications                                                    2.61
Fox/Liberty Networks                                                     2.27
Edison International                                                     1.98
Adelphia Communications                                                  1.85
Fox Family Worldwide                                                     1.80





                                                                            Principal    Market  Percent
                                                                               Amount     Value   of Net
Bonds & Notes                                                                   (000)     (000)   Assets

MEDIA  -  21.72%
Charter Communications Holdings, LLC:
  0%/9.92% 2011 /1/                                                          $ 15,675  $ 11,286
  0%/13.50% 2011 /1/                                                             7,500     4,987
  10.00% 2009                                                                    1,500     1,530
  0%/11.75% 2011 /1/                                                             1,750     1,059
Avalon Cable Holdings LLC 0%/11.875% 2008 /1/                                      500       413    3.45%
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
  0%/9.75% 2007 /1/                                                              8,085     8,125
  8.875% 2007                                                                    4,410     4,586     2.27
Fox Family Worldwide, Inc.:
  10.25% 2007                                                                    7,719     8,336
  9.25% 2007                                                                     1,600     1,704     1.80
American Media Operations, Inc. 10.25% 2009                                      7,650     7,726     1.38
Chancellor Media Corp. of Los Angeles:
  Series B, 8.75% 2007                                                           6,000     6,270
  8.00% 2008                                                                     1,000     1,040     1.31
ACME Intermediate Holdings, LLC, Series B,                                       8,911     6,472     1.16
 0%/12.00% 2005 /1/
Adelphia Communications Corp. 10.25% 2011                                        2,905     2,912
FrontierVision 11.00% 2006                                                       2,500     2,575
Century Communications, Inc. 0% 2003                                             1,000       890     1.14
Gray Communications Systems, Inc.:
  10.625% 2006                                                                   5,250     5,407
  9.25% 2011 /2/                                                                   750       746     1.10
Young Broadcasting Inc.:
  10.00% 2011                                                                    5,250     4,909
  Series B, 9.00% 2006                                                             500       470
  Series B, 8.75% 2007                                                             125       114      .98
Emmis Communications Corp. 0%/12.50% 2011 /1/                                    9,000     5,490      .98
Telemundo Holdings, Inc., Series D, 0%/11.50%                                    3,750     3,544      .63
 2008 /1/
TransWestern Publishing Co. LLC 9.625% 2007                                      3,250     3,347      .60
NTL Inc. 0%/10.75% 2008 /1/                                               Pound 4,000      1,512
Comcast UK Cable Partners Ltd. 11.20% 2007                                    $ 1,250        900
NTL Communications Corp.:
  Series B, 11.875% 2010                                                         1,900       617
  9.875% 2009                                                                Euro 825        222      .58
EchoStar DBS Corp. 9.125% 2009 /2/                                            $ 3,250      3,250      .58
Big City Radio, Inc. 11.25% 2005                                                 6,250     3,125      .56
Cablevision Industries Corp. 9.875% 2013                                         2,500     2,650      .47
Liberty Media Corp.:
  7.875% 2009                                                                    1,000     1,013
  8.25% 2030                                                                     1,000       945
  8.50% 2029                                                                       500       488      .44
Antenna TV SA 9.00% 2007                                                         2,750     2,392      .43
Univision Communications Inc. 7.85% 2011                                         2,000     2,025      .36
Carmike Cinemas, Inc., Series B, 9.375% 2009 /3/                                 1,850     1,887      .34
STC Broadcasting, Inc. 11.00% 2007                                               2,000     1,700      .30
Key3Media Group, Inc. 11.25% 2011                                                1,500     1,245      .22
Telewest Communications PLC:
  0%/11.375% 2010 /1/                                                            2,000       780
  11.25% 2008                                                                      500       365      .21
Globo Comunicacoes e Participacoes SA:
  10.50% 2006 /2/                                                                  630       443
  10.50% 2006                                                                      360       253      .13
RBS Participacoes SA 11.00% 2007 /2/                                             1,000       692      .12
Multicanal Participacoes SA, Series B, 12.625% 2004                              1,000       662      .12
Sun Media Corp. 9.50% 2007                                                         325       333      .06


WIRELESS TELECOMMUNICATION SERVICES  -  8.69%
Nextel Partners, Inc.:
  0%/14.00% 2009 /1/                                                             6,390     3,962
  12.50% 2009 /2/                                                                3,000     2,640
  11.00% 2010                                                                    2,273     1,841     1.51
Nextel Communications, Inc.: /1/
  0%/10.65% 2007                                                                 6,500     4,907
  0%/9.95% 2008                                                                  3,000     2,062
  0%/9.75% 2007                                                                  1,750     1,240     1.47
Leap Wireless International, Inc.:
  12.50% 2010                                                                    5,000     3,800
  0%/14.50% 2010 /1/                                                             5,650     2,062
Cricket Communications, Inc.: /4/
  6.25% 2007                                                                     1,340     1,022
  6.50% 2007                                                                     1,310       999     1.41
CFW Communications Co. 13.00% 2010                                               6,375     4,462      .80
TeleCorp PCS, Inc.:
  10.625% 2010                                                                   2,000     2,285
  0%/11.625% 2009 /1/                                                            2,375     2,042      .78
Microcell Telecommunications Inc., Series B,                                     4,250     3,655      .65
 14.00% 2006
Centennial Cellular Corp. 10.75% 2008                                            3,750     3,169      .57
Dobson/Sygnet Communications Co. 12.25% 2008                                     2,500     2,650
American Cellular Corp. 9.50% 2009                                                 500       490      .56
AirGate PCS, Inc. 0%/13.50% 2009 /1/                                             3,242     2,464      .44
PTC International Finance BV 0%/10.75% 2007 /1/                                  2,000     1,795      .32
Triton PCS, Inc. 9.375% 2011                                                       500       520      .09
Teletrac Holdings, Inc. 9.00% 2004 /2/ /5/ /6/                                     579       464      .08
PageMart Wireless, Inc. 0%/11.25% 2008 /1/ /3/ /6/                              17,400        43      .01


HOTELS, RESTAURANTS & LEISURE  -  7.39%
Boyd Gaming Corp.:
  9.25% 2003                                                                     4,000     4,070
  9.25% 2009 /2/                                                                 3,000     3,075
  9.50% 2007                                                                       750       758     1.41
Horseshoe Gaming Holding Corp., Series B,                                        7,000     7,236     1.30
 8.625% 2009
Premier Parks Inc.:
  9.75% 2007                                                                     1,350     1,364
  0%/10.00% 2008 /1/                                                             1,250     1,066
  9.25% 2006                                                                       150       152
Six Flags Entertainment Corp. 8.875% 2006                                        2,250     2,306
Six Flags Inc. 9.50% 2009                                                        1,875     1,891     1.21
William Hill Finance 10.625% 2008                                         Pound 2,207      3,522      .63
MGM Mirage Inc. 8.50% 2010                                                    $ 2,000      1,989
Mirage Resorts, Inc.:
  6.75% 2007                                                                       500       472
  6.75% 2008                                                                       500       467      .52
KSL Recreation Group, Inc. 10.25% 2007                                           2,480     2,297      .41
Ameristar Casinos, Inc. 10.75% 2009                                              1,800     1,953      .35
Hollywood Casino Corp. 11.25% 2007                                               1,745     1,885      .34
Station Casinos, Inc. 8.375% 2008                                                1,500     1,521      .27
Mohegan Tribal Gaming Authority 8.375% 2011                                      1,000     1,035      .19
Venetian Casino Resort, LLC 12.25% 2004                                            750       750      .13
Hard Rock Hotel, Inc., Series B, 9.25% 2005                                        750       720      .13
International Game Technology 8.375% 2009                                          500       526      .09
Florida Panthers Holdings, Inc. 9.875% 2009                                        500       518      .09
Royal Caribbean Cruises Ltd.:
  7.00% 2007                                                                       350       278
  6.75% 2008                                                                       300       228      .09
Argosy Gaming Co. 9.00% 2011                                                       400       420      .08
Eldorado Resorts LLC 10.50% 2006                                                   300       291      .05
Mandalay Resort Group 10.25% 2007                                                  250       259      .05
Harrah's Operating Co., Inc. 7.125% 2007                                           250       253      .05


DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.97%
COLT Telecom Group PLC 12.00% 2006                                               7,250     6,235     1.12
Voicestream Wireless Corp.:
  10.375% 2009                                                                   3,659     4,179
  0%/11.875% 2009 /1/                                                              975       847      .90
British Telecommunications PLC 6.875% 2011                                 Euro 3,500      3,268      .58
PCCW-HKT Capital Ltd. 7.75% 2011 /2/                                          $ 2,500      2,499      .45
Qwest Capital Funding, Inc.:
  7.90% 2010                                                                     1,375     1,401
  7.25% Telecom 8.00% 2011 /2/ /4/                                                2,000     2,142      .38
CenturyTel, Inc., Series H, 8.375% 2010                                          1,750     1,851      .33
AT&T Corp. 7.30% 2011 /2/                                                        1,750     1,798      .32
TELUS Corp. 7.50% 2007                                                           1,000     1,041      .19
GT Group Telecom Inc., units 0%/13.25% 2010 /1/                                  4,000       500      .09
Allegiance Telecom, Inc. 0%/11.75% 2008 /1/                                      1,000       450      .08
Williams Communications Group, Inc. 11.70% 2008                                    975       417      .07
NEXTLINK Communications, Inc. 9.625% 2007                                          500        59      .01
IMPSAT Corp. 12.375% 2008 /3/                                                      400        13      .00


CONTAINERS & PACKAGING  -  4.94%
Container Corp. of America:
  9.75% 2003                                                                    13,500    13,838
  Series B, 10.75% 2002                                                          1,250     1,269
Stone Container Corp. 9.75% 2011                                                 1,250     1,331     2.94
Printpack, Inc. 10.625% 2006                                                     5,508     5,728     1.02
Tekni-Plex, Inc., Series B, 12.75% 2010                                          5,625     5,484      .98


COMMUNICATIONS EQUIPMENT  -  4.81%
Crown Castle International Corp.:
  0%/11.25% 2011 /1/                                                             6,000     3,840
  0%/10.625% 2007 /1/                                                            3,500     3,063
  10.75% 2011                                                                    1,750     1,711     1.54
SBA Communications Corp.:
  10.25% 2009                                                                    7,250     6,126
  0%/12.00% 2008 /1/                                                             2,000     1,485     1.36
SpectraSite Holdings, Inc., Series B:
  12.50% 2010                                                                    5,000     2,725
  0%/12.00% 2008 /1/                                                             5,250     1,995
  0%/11.25% 2009 /1/                                                             4,125     1,134
  0%/12.875% 2010 /1/                                                            2,500       625
  10.75% 2010                                                                      500       255     1.21
American Tower Corp., 9.375% 2009                                                2,425     1,922      .34
Nortel Networks Ltd. 6.125% 2006                                                 1,000       800      .14
Motorola, Inc.:
  8.00% 2011 /2/                                                                   500       502
  7.50% 2025                                                                       150       140
  6.50% 2028                                                                       100        82
  5.22% 2097                                                                       100        63      .14
Lucent Technologies Inc. 7.25% 2006                                                500       425      .08


FOOD PRODUCTS  -  2.62%
Fage Dairy Industry SA 9.00% 2007                                                9,750     9,165     1.64
Aurora Foods Inc., Series B, 9.875% 2007                                         3,250     3,136      .56
Smithfield Foods, Inc. 8.00% 2009 /2/                                            2,250     2,329      .42


COMMERCIAL SERVICES & SUPPLIES  -  2.53%
Allied Waste North America, Inc.:
  10.00% 2009                                                                    7,450     7,636
  8.875% 2008                                                                      625       647
  8.50% 2008 /2/                                                                   500       508     1.57
Waste Management, Inc.:
  7.70% 2002                                                                     3,000     3,072
  7.375% 2010                                                                      500       514      .64
Stericycle, Inc., Series B, 12.375% 2009                                           650       770      .14
KinderCare Learning Centers, Inc., Series B,                                       650       621      .11
 9.50% 2009
Iron Mountain Inc. 8.75% 2009                                                      350       366      .07
Safety-Kleen Services, Inc. 9.25% 2008 /3/ /6/                                   1,750        18      .00


ELECTRIC UTILITIES  -  2.51%
Mission Energy Holding Co. 13.50% 2008                                           4,000     4,440
Edison Mission Energy:
  7.73% 2009                                                                     3,125     2,906
  9.875% 2011                                                                    1,125     1,172
Edison International 6.875% 2004                                                 2,750     2,530     1.98
AES Drax Holdings Ltd., Series A, 10.41% 2020 /7/                                2,250     2,019      .45
AES Corp. 9.50% 2009                                                               575       500
Israel Electric Corp. Ltd. 7.75% 2027 /2/                                          500       455      .08


MULTILINE RETAIL  -  2.15%
J.C. Penney Co., Inc.:
  7.625% 2097                                                                    2,300     1,775
  6.875% 2015                                                                    2,000     1,650
  7.65% 2016                                                                     1,400     1,225
  7.40% 2037                                                                       950       933
  8.25% 2022 /7/                                                                   900       779
  7.375% 2004                                                                      500       498
  7.375% 2008                                                                      500       488
  7.95% 2017                                                                       500       443
  7.05% 2005                                                                       100        98
  8.125% 2027                                                                      100        86     1.42
Kmart Corp., Series 1995 K-2, 9.78% 2020 /7/                                     2,000     1,389
DR Securitized Lease Trust, Series 1994 K-2,                                     1,500     1,053      .44
 9.35% 2019 /7/
Saks Inc. 7.375% 2019                                                            1,440     1,019      .18
Dillard's, Inc. 6.30% 2008                                                         700       615      .11


PAPER & FOREST PRODUCTS  -  1.94%
Georgia-Pacific Corp.:
  7.50% 2006                                                                     2,700     2,677
  8.125% 2011                                                                    1,750     1,715
  8.875% 2031                                                                    1,500     1,484     1.05
Potlatch Corp. 10.00% 2011 /2/                                                   1,500     1,568      .28
Advance Agro Capital BV 13.00% 2007                                              2,275     1,320      .24
Riverwood International Corp. 10.875% 2008                                       1,250     1,269      .23
Indah Kiat Finance Mauritius Ltd.: /3/
  11.875% 2002                                                                   2,000       545
  10.00% 2007                                                                      250        48      .11
Pindo Deli Finance Mauritius Ltd. 10.75% 2007 /3/                                1,300       198      .03


METALS & MINING  -  1.22%
Kaiser Aluminum & Chemical Corp. 12.75% 2003                                     4,100     2,988      .54
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                                   2,400     2,136      .38
Luscar Coal Ltd. 9.75% 2011 /2/                                                  1,150     1,196      .21
Allegheny Technologies, Inc. 8.375% 2011 /2/                                       500       491      .09


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  1.14%
Micron Technology, Inc. 6.50% 2005 /2/                                           2,000     1,840      .33
Amkor Technology, Inc. 9.25% 2008                                                1,750     1,654      .29
Zilog, Inc. 9.50% 2005 /3/                                                       4,450     1,324      .24
Fairchild Semiconductor Corp. 10.50% 2009                                        1,250     1,319      .24
Hyundai Semiconductor America, Inc. 8.625% 2007 /2/                                400       218      .04


FOOD & DRUG RETAILING  -  1.06%
Rite Aid Corp.:
  7.70% 2027                                                                     2,875     1,998
  6.875% 2013                                                                    2,100     1,470
  6.875% 2028 /2/                                                                1,775     1,149
  7.125% 2007                                                                    1,000       810
  11.25% 2008                                                                      500       493     1.06


MACHINERY  -  0.99%
Terex Corp.:
  9.25% 2011 /2/                                                                 1,875     1,884
  Class B, 10.375% 2011                                                          1,760     1,839      .66
AGCO Corp. 9.50% 2008                                                            1,750     1,829      .33


BEVERAGES  -  0.94%
Canandaigua Wine Co., Inc.:
  Series C, 8.75% 2003                                                           3,750     3,741
  8.75% 2003                                                                     1,500     1,496      .94


HOUSEHOLD DURABLES  -  0.88%
Boyds Collection, Ltd., Series B, 9.00% 2008                                     2,875     2,990      .53
Salton/Maxim Housewares, Inc. 10.75% 2005                                        2,025     1,941      .35


OIL & GAS  -  0.83%
Pogo Producing Co.:
  8.75% 2007                                                                     2,500     2,556
  10.375% 2009                                                                   1,250     1,341      .70
Newfield Exploration Co.:
  7.625% 2011                                                                      500       487
  Series B, 7.45% 2007                                                             250       249      .13


HEALTH CARE PROVIDERS & SERVICES  -  0.70%
Columbia/HCA Healthcare Corp. 6.91% 2005                                         1,875     1,884      .34
Clarent Hospital Corp. 11.50% 2005 /6/                                           1,833     1,741      .31
Integrated Health Services, Inc.: /3/ /6/
  Series A, 9.25% 2008                                                           9,250        93
  Series A, 9.50% 2007                                                           5,325        53
  10.25% 2006 /4/                                                                5,000        50      .04
Mariner Health Group, Inc. 9.50% 2006 /3/ /6/                                    8,100        81      .01


AUTO COMPONENTS  -  0.37%
Dana Corp. 9.00% 2011 /2/                                                        2,250     2,036      .37
Key Plastics Holdings, Inc., Series B,                                           3,000        22      .00
 10.25% 2007 /3/


SPECIALTY RETAIL  -  0.33%
Office Depot, Inc. 10.00% 2008                                                   1,000     1,090      .19
Petco Animal Supplies, Inc. 10.75% 2011 /2/                                        750       769      .14


PERSONAL PRODUCTS  -  0.32%
Playtex Products, Inc. 9.375% 2011                                               1,000     1,050      .19
Revlon Consumer Products, Inc. 12.00% 2005 /2/                                     500       491      .09
Elizabeth Arden, Inc., Series B, 11.75% 2011                                       250       258      .04


TEXTILES & APPAREL  -  0.31%
Levi Strauss & Co.:
  11.625% 2008                                                                   1,250     1,088
  6.80% 2003                                                                       775       682      .31


CONSTRUCTION & ENGINEERING  -  0.25%
McDermott Inc. 9.375% 2002                                                       1,500     1,425      .25


CONSUMER FINANCE  -  0.15%
Providian Financial Corp. 9.525% 2027 /2/                                        3,500       840      .15


MARINE  -  0.15%
International Shipholding Corp., Series B,                                         500       450      .08
 7.75% 2007
Teekay Shipping Corp. 8.875% 2011                                                  375       386      .07


INSURANCE  -  0.14%
Prudential Holdings, LLC, Series C, 8.695% 2023 /2/                                750       782      .14


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.14%
Flextronics International Ltd. 8.75% 2007                                          750       773      .14


AIRLINES  -  0.14%
Northwest Airlines, Inc. 8.875% 2006                                               900       765      .14


REAL ESTATE  -  0.13%
FelCor Suites LP 7.375% 2004                                                       750       750      .13


BANKS & THRIFTS  -  0.04%
Komercni Finance BV 9.00% 2008 /2/ /4/                                             200       209      .04


ASSET-BACKED OBLIGATIONS  -  0.50%
American Airlines Inc., Series 2001-2, Class B,                                  1,000     1,001      .18
 8.608% 2011 /2/
USAir, Inc., Pass-Through Trust, Series                                          1,500       990      .18
 1993-A3, 10.375% 2013
Northwest Airlines, Inc. 8.52% 2004                                                925       808      .14


MORTGAGE-BACKED OBLIGATIONS  -  0.26%
Chase Commercial Mortgage Securities Corp.,                                      1,522     1,456      .26
 Series 1998-2, Class E, 6.39% 2030 /7/


U.S. TREASURY bonds & notes  -  3.25%
6.125% 2007-2027                                                                15,320    16,309
7.875% 2021                                                                      1,500     1,866     3.25


NON-U.S. GOVERNMENT OBLIGATIONS  -  1.41%
United Mexican States Government Eurobonds, Global:
  11.375% 2016                                                                   1,765     2,181
  8.30% 2031                                                                     1,020     1,005      .57
Panama (Republic of):
  Interest Reduction Bond 4.75% 2014 /4/ /7/                                     2,889     2,573
  8.875% 2027                                                                      250       231      .50
Brazil (Federal Republic of) 14.50% 2009                                           500       536      .10
Philippines (Republic of) 9.875% 2019                                              500       477      .09
Bulgaria (Republic of), Front Loaded Interest                                      445       403      .07
 Reduction Bond, 4.563% 2012 /4/ /7/
Turkey (Republic of) 12.375% 2009                                                  250       253      .04
Argentina (Republic of) 12.25% 2018 /5/ /7/                                        968       235      .04


Total bonds & notes (cost: $530,374,000)                                                 446,863    79.92



                                                                            Principal
                                                                         Amount (000)    Market  Percent
                                                                            or Number     Value   of Net
Stocks (Common & Preferred)                                                 of Shares     (000)   Assets

WIRELESS TELECOMMUNICATION SERVICES  -  4.66%
Nextel Communications, Inc.: /8/
  Series E, 11.125% exchangeable preferred,                                     16,852     8,258
 redeemable 2010 /5/
  Class A /2/                                                                  328,921     3,605
  Series D, 13.00% exchangeable preferred 2009 /5/                               2,780     1,640     2.41
Dobson Communications Corp.: /5/ /8/
  12.25% senior exchangeable preferred,                                         11,288    10,611
 redeemable 2008
  13.00% senior exchangeable preferred 2009                                        859       850     2.05
Price Communications Corp. /8/                                                  54,238     1,035      .19
Leap Wireless International, Inc., warrants,                                     6,375        45      .01
 expire 2010 /2/ /8/
NTELOS, Inc., warrants, expire 2010 /6/ /8/                                      6,375         8      .00
McCaw International, Ltd., warrants,                                             2,500         -        -
 expire 2007  /2/ /6/ /8/


MEDIA  -  2.16%
Cumulus Media Inc., Series A, 13.75%                                             5,213     5,161      .92
 preferred 2009 /5/ /8/
Adelphia Communications Corp., Series B,                                        40,000     4,000      .71
 13.00% preferred 2009  /8/
Clear Channel Communications, Inc. /8/                                          25,506     1,299      .23
Radio One, Inc., Class D /8/                                                    34,000       612
Radio One, Inc., Class A /8/                                                    17,000       314      .17
ACME Communications, Inc. /8/                                                  106,579       718      .13
NTL Inc., warrants, expire 2008  /2/ /6/ /8/                                     1,425         -        -


BANKS & THRIFTS  -  1.46%
Fuji JGB Investment LLC, Series A, 9.87%                                      $ 5,250      4,150      .74
 noncumulative preferred (undated) (Japan) /2/ /4/
Chevy Chase Preferred Capital Corp. 10.375%                                     38,200     2,125      .38
First Republic Capital Corp., Series A,                                          2,000     1,920      .34
 10.50% preferred /2/


COMMUNICATIONS EQUIPMENT  -  1.22%
Crown Castle International Corp. 12.75% senior                                   9,468     6,817     1.22
 exchangeable preferred 2010 /5/ /8/


INDUSTRIAL CONGLOMERATES  -  0.69%
Swire Pacific Capital Ltd. 8.84% cumulative                                    160,000     3,840      .69
 guaranteed perpetual capital securities
 (Hong Kong) /2/


AEROSPACE & DEFENSE  -  0.40%
EarthWatch Inc., Series B, 7.00% convertible                                 1,017,768     2,250      .40
 preferred 2009 /5/ /6/ /8/


MACHINERY  -  0.36%
Cummins Capital Trust I 7.00% QUIPS convertible                                 40,000     2,020      .36
 preferred 2031 /2/


CONSUMER FINANCE  -  0.06%
Wilshire Financial Services Group Inc. /8/                                     155,212       318      .06


HEALTH CARE PROVIDERS & SERVICES  -  0.04%
Clarent Hospital Corp.  /6/ /8/                                                 86,100       215      .04


DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.00%
GT Group Telecom Inc., warrants, expire 2010                                     4,000        23      .00
 (Canada) /2/ /6/ /8/
Viatel, Inc. /8/                                                                11,371         -        -
KMC Telecom Holdings, Inc., warrants,                                            9,500         -        -
 expire 2008 /2/ /8/


COMMERCIAL SERVICES & SUPPLIES  -  0.00%
Protection One Alarm Monitoring, Inc., warrants,                                 6,400         2      .00
 expire 2005  /2/ /6/ /8/



Total stocks (cost: $61,480,000)                                                          61,836    11.05



                                                                            Principal    Market  Percent
                                                                               Amount     Value   of Net
Convertible Debentures                                                          (000)     (000)   Assets

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.52%
Solectron Corp. 0% 2020                                                      $ 11,050      4,696
Solectron Corp. 0% 2020                                                           3500     1,860     1.17
SCI Systems, Inc. 3.00% 2007                                                     2,000     1,662      .30
Celestica Inc. 0% 2020                                                             700       298      .05


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  1.10%
Conexant Systems, Inc. 4.00% 2007                                                3,600     2,345      .42
LSI Logic Corp. 4.00% 2005                                                       1,129       958      .17
Vitesse Semiconductor Corp. 4.00% 2005                                             800       629      .11
TranSwitch Corp. 4.50% 2005                                                      1,080       605      .11
TriQuint Semiconductor, Inc. 4.00% 2007                                            800       586      .11
Analog Devices, Inc. 4.75% 2005                                                    520       496      .09
Cypress Semiconductor Corp. 3.75% 2005                                             555       457      .08
RF Micro Devices, Inc. 3.75% 2005                                                   63        52      .01


COMMUNICATIONS EQUIPMENT  -  0.74%
Adaptec, Inc. 4.75% 2004                                                         2,500     2,249      .40
Juniper Networks, Inc. 4.75% 2007                                                1,750     1,269      .23
American Tower Corp. 5.00% 2010                                                  1,000       605      .11


INTERNET & CATALOG RETAIL  -  0.59%
Amazon.com, Inc. 6.875% 2010                                               Euro 7,350      3,312      .59


SPECIALTY RETAIL  -  0.38%
Sunglass Hut International Ltd. 5.25% 2003                                    $ 2,125      2,125      .38


DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.05%
VersaTel Telecom International NV 4.00% 2005                               Euro 1,100        255      .05



Total convertible debentures (cost: $25,733,000)                                          24,459     4.38

Total equity securities (cost: $87,213,000)                                               86,295    15.43



Short-Term Securities

Corporate Short-Term Notes  -  2.75%
Equilon Enterprises LLC 1.75% due 1/10/02                                     $ 6,000      5,997     1.08
Procter & Gamble Co. 1.78% due 2/12/02 /2/                                       5,000     4,989      .89
USAA Capital Corp. 1.97% due 2/15/02                                             3,700     3,691      .66
General Electric Capital Corp. 1.82% due 1/2/02                                    658       658      .12



TOTAL SHORT-TERM SECURITIES (cost: $15,335,000)                                           15,335     2.75


TOTAL INVESTMENT SECURITIES (cost: $632,922,000)                                         548,493    98.10
Excess of cash and receivables over payables                                              10,615     1.90

NET ASSETS                                                                              $559,108  100.00%

/1/ Step bond; coupon rate will increase at a
 later date.
/2/ Purchased in a private placement transaction;
 resale may be limited to qualified
 institutional buyers; resale to the public may require registration.
/3/ Company not making interest payments;
 bankruptcy proceedings pending.
/4/ Coupon rate may change periodically.
/5/ Payment in kind; the issuer has the option of
 paying additional securities in lieu of cash.
/6/ Valued under procedures established by the
 Board of Trustees.
/7/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
/8/ Non-income-producing security.

See Notes to Financial Statements.

American Funds Insurance Series U.S. Government/
 AAA-Rated Securities Fund
Investment Portfolio, December 31, 2001

[pie chart]

                                                                            Percent of
                                                                            Net Assets
Federal Agency Mortgage Pass-Through Obligations                                31.08%
U.S. Treasury Notes & Bonds                                                       18.23
Asset-Backed Obligations                                                          12.20
Commercial Mortgage-Backed Obligations                                            10.71
Other Bonds                                                                        4.92
Non-Pass-Through Agency Obligations                                                4.91
Private Issue Collateralized Mortgage Obligations                                  4.90
Federal Agency Collateralized Mortgage Obligations                                 4.69
Cash & Equivalents                                                                 8.36

Total                                                                          100.00%

[end pie chart]
Investments primarily in bonds




                                                                            Principal    Market  Percent
                                                                               Amount     Value   of Net
Bonds & Notes                                                                   (000)     (000)   Assets

FEDERAL AGENCY MORTGAGE PASS-THROUGH
 OBLIGATIONS /1/ - 31.08%
Fannie Mae:
6.00% 2013 - 2032                                                              $30,010  $ 29,516
6.50% 2013 - 2031                                                               21,023    21,128
5.50% 2016 - 2017                                                               12,217    12,011
7.00% 2016 - 2031                                                                8,830     9,022
7.50% 2029 - 2031                                                                7,366     7,600
8.00% 2024                                                                       2,233     2,370
8.50% 2027                                                                       1,211     1,296
10.00% 2018                                                                      1,059     1,186
9.00% 2018                                                                         148       160   16.12%
Government National Mortgage Assn.:
6.00% 2016 - 2031                                                               20,461    20,141
7.00% 2023 - 2031                                                               12,555    12,821
6.50% 2028                                                                      11,301    11,340
8.00% 2023 - 2030                                                                8,932     9,351
7.50% 2022 - 2031                                                                5,471     5,659
8.50% 2021 - 2023                                                                2,771     2,938
10.00% 2019                                                                        839       943
9.50% 2020                                                                         625       665    12.21
Freddie Mac:
7.20% 2006                                                                       4,410     4,700
6.00% 2014 - 2032                                                                4,436     4,358
7.00% 2008 - 2015                                                                1,876     1,948
8.25% 2008 - 2009                                                                1,254     1,324
8.00% 2012 - 2017                                                                1,029     1,072
8.50% 2018 - 2027                                                                  602       642
11.00% 2018                                                                        300       339     2.75


U.S. TREASURY NOTES & BONDS - 18.23%
4.25% 2003                                                                      23,500    24,069
7.875% 2004 - 2021                                                              19,100    22,897
8.875% 2017                                                                     15,065    20,013
3.375% 2007 /2/                                                                  9,535     9,563
6.25% 2007                                                                       8,500     9,176
5.75% 2010                                                                       4,250     4,459
10.375% 2009                                                                     2,225     2,613
Principal Strip 0% 2023                                                          6,780     1,838
5.25% 2029                                                                         750       702    18.23


ASSET-BACKED OBLIGATIONS /1/ - 12.20%
Green Tree Financial Corp.:
 Series 1996-7, Class A-6, 7.65% 2027                                            2,835     2,994
 Series 1997-6, Class A-7, 7.14% 2029                                            2,498     2,628
 Series 1997-6, Class A-6, 6.90% 2029                                            2,498     2,596
 Series 1999-3, Class A-7, 6.74% 2031                                            1,500     1,504
Greenpoint Manufactured Housing, Series 1999-2,                                  1,937     1,969
 Class A-2, 5.84% 2030
Conseco Finance Home Equity Loan Trust, Series 2000-B,                           1,000     1,071
 Class AF-6, 7.80% 2020
Conseco Finance Manufactured Housing Contract Trust,                               500       505     2.54
 Series 2001-3, Class A-2, 5.16% 2033
NPF XII, Inc., XII, Series 1999-2, Class A,                                     10,375    10,580
 7.05% 2003 /3/
NPF VI, Inc., VI, Series 1999-1, Class A,                                        1,000     1,009     2.22
 6.25% 2003 /3/
ComEd Transitional Funding Trust, Series 1998-1:
 Class A-7, 5.74% 2010                                                           3,000     3,044
 Class A-5, 5.44% 2007                                                           1,600     1,660      .90
Puerto Rico Public Financing Corp., Series 1999-1,                               4,509     4,509      .86
 Class A, AMBAC Insured, 6.15% 2008
Chase Manhattan Credit Card Master Trust,                                        4,000     4,120      .79
 Series 1997-5, Class A, 6.194% 2005
PP&L Transition Bond Co. LLC, Series 1999-1,                                     2,750     2,987      .57
 Class A-8, 7.15% 2009
Chevy Chase Auto Receivables Trust, Series 2001-2,                               3,000     2,983      .57
 Class A-4, 4.44% 2007
Residential Funding Mortgage Securities II, Inc.:
 Series 2001-H13, Class A-I-4, AMBAC Insured,                                    1,500     1,530
 6.09% 2015
 Series 2001-HS2, Class A-4, AMBAC Insured, 6.43% 2016                             825       843      .45
Long Beach Auto Receivables Trust, Series 1999-2,                                2,040     2,092      .40
 Class A-1, 6.94% 2007 /3/
PECO Energy Transition Trust, Series 1999-A,                                     2,000     2,067      .40
 Class A-7, 6.13% 2009
Illinois Power Special Purpose Trust, Series 1998-1,                             1,835     1,838      .35
 Class A-7, 5.65% 2010
Triad Auto Receivables Owner Trust, Series 1999-1,                               1,709     1,756      .34
 Class A-2, FSA Insured, 6.09% 2005
Nissan Auto Receivables Owner Trust, Series 2000-A,                              1,600     1,648      .32
 Class A-3, 7.80% 2003 /3/
Green Tree Recreational, Equipment & Consumer Trust,                             1,500     1,569      .30
 Series 1999-A, Class A-6, 6.84% 2010
GRCT Consumer Loan Trust, Series 2001-1,                                         1,500     1,533      .29
 Class A-2BRV, 6.251% 2020 /3/
PF Export Receivables Master Trust, Series 2001-B,                               1,125     1,134      .22
 MBIA Insured, 6.60% 2011 /3/
Continental Auto Receivables Owner Trust, Series                                 1,000     1,056      .20
 2000-B, Class A-4, MBIA Insured, 6.91% 2005 /3/
Coast-to-Coast Motor Vehicle Owner Trust, Series                                 1,000     1,052      .20
 2000-A, Class A-4, MBIA Insured, 7.33% 2006 /3/
Team Fleet Financing Corp., Series 2001-3A,                                        750       750      .14
 Class A, 2.83% 2005 /3/ /4/
US Airways, Inc.:
 Series 2000-3G, 7.89% 2020                                                        496       497
 Series 2001-1G, 7.076% 2021                                                       250       250      .14


COMMERCIAL MORTGAGE-BACKED OBLIGATIONS /1/ - 10.71%
Morgan Stanley Capital I, Inc.:
 Series 1998-HF2, Class A-2, 6.48% 2030                                         10,500    10,857
 Series 1998-HF2, Class A-1, 6.01% 2030                                          3,100     3,197
 Series 1999-FNV1, Class A-2, 6.53% 2031                                         3,000     3,102     3.28
CS First Boston Mortgage Securities Corp.:
 Series 1998-C1, Class A-1A, 6.26% 2040                                          3,005     3,118
 Series 2001-CF2, Class A-2, 5.935% 2034                                         1,750     1,794
 Series 2001-CK6, Class A-2, 6.103% 2036                                         1,500     1,512     1.23
Deutsche Mortgage & Asset Receiving Corp.,                                       5,628     5,826     1.11
 Series 1998-C1, Class A-1,  6.22% 2031
Chase Commercial Mortgage Securities Corp.:
 Series 1998-2, Class A-2, 6.39% 2030                                            3,000     3,081
 Series 2000-1, Class A-1, 7.656% 2032                                             929     1,003
 Series 1998-1, Class A-1, 6.34% 2030                                              821       857      .95
Merrill Lynch Mortgage Investors, Inc.:
 Series 1998-C3, Class A-1, 5.65% 2030                                           2,736     2,802
 Series 1995-C3, Class A-3, 7.051% 2025 /4/                                      1,433     1,461      .82
Nomura Asset Securities Corp., Series 1998-D6,                                   3,440     3,579      .68
 Class A-A1, 6.28% 2030
Mortgage Capital Funding, Inc., Series 1998-MC1,                                 2,211     2,301      .44
 Class A-1, 6.417% 2030
DLJ Commercial Mortgage Corp.:
 Series 1998-CF2, Class A-1B, 6.24% 2031                                         1,250     1,277
 Series 1999-CG1, Class A-1B, 6.46% 2032                                           500       515      .34
Commercial Mortgage Acceptance Corp.:
 Series 1998-C2, Class A-1, 5.80% 2030                                           1,062     1,089
 Series 1998-C1, Class A-1, 6.23% 2007                                             635       658      .33
GMAC Commercial Mortgage Securities, Inc.,                                       1,500     1,571      .30
 Series 1997-C1, Class A-3, 6.869% 2007
Morgan Stanley Dean Witter Capital I Trust,                                      1,500     1,514      .29
 Series 2001-TOP5, Class A-3, 6.16% 2035
LB Commercial Mortgage Trust, Series 1998-C1,                                    1,208     1,250      .24
 Class A-1, 6.33% 2030
J.P. Morgan Commercial Mortgage Finance Corp.,                                   1,233     1,240      .24
 Series 1995-C1, Class A-2, 7.352% 2010 /4/
Bear Stearns Commercial Mortgage Securities Inc.,                                1,078     1,117      .21
 Series 1998-C1, Class A-1, 6.34% 2030
GGP Mall Properties Trust, Series 2001-C1A,                                        749       725      .14
 Class A-2, 5.007% 2011 /3/
LB-UBS Commercial Mortgage Trust, Series 2000-C3,                                  500       556      .11
 Class A-2, 7.95% 2010


NON-PASS-THROUGH AGENCY OBLIGATIONS - 4.91%
Fannie Mae:
 6.00% 2008                                                                      6,000     6,234
 7.25% 2030                                                                      4,125     4,647
 6.25% 2029                                                                      1,100     1,095     2.29
Freddie Mac:
 6.75% 2031                                                                      4,000     4,242
 6.00% 2011                                                                      2,500     2,541     1.30
Tennessee Valley Authority:
 Series G, 5.375% 2008                                                           2,250     2,243
 Global Power Bonds, 1995 Series E, 6.75% 2025                                   1,500     1,597      .73
Federal Home Loan Bank 4.875% 2004                                               3,000     3,082      .59


PRIVATE ISSUE COLLATERALIZED MORTGAGE
 OBLIGATIONS /1/ - 4.90%
GE Capital Mortgage Services, Inc., Series 1994-15,                              8,000     7,915     1.51
 Class A-10, 6.00% 2009
Security National Mortgage Loan Trust: /3/
 Series 1999-1, Class A-2, 8.353% 2030                                           5,000     5,145
 Series 2000-1, Class A-2, 8.75% 2024                                            1,100     1,153     1.21
Ocwen Residential MBS Corp., Series 1998-R1,                                     5,262     5,067      .97
 Class AWAC, 5.38% 2040 /3/ /4/
Fannie Mae Trust, Series 2001-50, Class BA, 7.00% 2041                           2,701     2,770      .53
Nationsbanc Montgomery Funding Corp., Series 1998-5,                             1,912     1,912      .37
 Class A-1, 6.00% 2013
First Nationwide Trust, Series 1999-2, Class 1PA-1,                              1,633     1,633      .31
 6.50% 2029


FEDERAL AGENCY COLLATERALIZED MORTGAGE
 OBLIGATIONS /1/ - 4.69%
Fannie Mae:
 Series 1997-M6, Class ZA, 6.85% 2026                                            6,722     6,487
 Series 1999-T2, Class A-1, 7.50% 2039                                           2,765     2,880
 Series 2001-T10, Class A-1, 7.00% 2041                                          2,690     2,787
 Series 2001-4, Class NA, 11.683% 2025 /4/                                       2,391     2,750
 Series 2001-4, Class GB, 9.799% 2018 /4/                                        2,206     2,438
 Series 2001-20, Class C, 11.538% 2031 /4/                                       1,566     1,780
 Series 1998-M6, Class A-2, 6.32% 2008                                           1,000     1,033     3.85
Freddie Mac:
 Series 1567, Class A, 2.338% 2023 /4/                                           4,641     4,263
 Series 83-B, Class B-3, 12.50% 2013                                               116       128      .84


OTHER PASS-THROUGH AGENCY OBLIGATIONS /1/ - 2.35%
Small Business Administration:
 Series 2001-20F, Class 1, 6.44% 2021                                            4,508     4,595
 Series 2001-20K, Class 1, 5.34% 2021                                            1,650     1,565
 Series 2001-20G, Class 1, 6.625% 2021                                           1,325     1,364
 Series 2001-20J, Class 1, 5.76% 2021                                            1,000       977     1.62
United States Government Guaranteed Ship Financing                               3,723     3,810      .73
 Obligations, Rowan Companies, Inc. (Title XI)
 5.88% 2012


PRIVATE ISSUE PASS-THROUGH OBLIGATIONS  - 1.45%
Structured Asset Securities Corp.: /1/ /3/ /4/
 Series 1998-RF1, Class A,  8.664% 2027                                          3,478     3,723
 Series 1998-RF2, Class A, 8.527% 2027                                           1,937     2,083
 Series 1999-RF1, Class A, 7.861% 2028                                           1,741     1,792     1.45


AEROSPACE & DEFENSE  - 0.66%
BAE SYSTEMS 2001, Series 2001, Class G, MBIA Insured,                            3,354     3,446      .66
 6.664% 2013 /1/ /3/


DIVERSIFIED FINANCIALS  - 0.25%
Chilquinta Energia Finance Co. LLC, MBIA Insured,                                1,250     1,284      .25
 6.47% 2008 /3/


MUNICIPAL OBLIGATIONS  - 0.21%
Public Building Commission of Chicago, Special                                   1,000     1,088      .21
 Obligation Taxable Refunding Bonds, Series 2001,
 7.125% 2010 (Escrowed to Maturity)


TOTAL BONDS & NOTES (cost: $472,406,000)                                                 479,185    91.64



                                                                            Principal    Market  Percent
                                                                               Amount     Value   of Net
Short-Term Securities                                                           (000)     (000)   Assets

Corporate Short-Term Notes  -  11.88%
BellSouth Corp. 1.80% due 1/11/02 /3/                                           11,000    10,994     2.10
Equilon Enterprises 1.87% due 1/7/02                                            10,700    10,696     2.05
Triple-A One Funding Corp. 1.77% due 1/15/02 /3/                                 9,500     9,493     1.81
Three Rivers Funding Corp. 1.79% due 2/8/02 /3/                                  7,941     7,926     1.52
Ciesco LP 1.85% due 1/7/02                                                       7,487     7,484     1.43
USA Education Inc. 1.77%-1.80% due 1/3/02 /3/                                    5,685     5,684     1.09
Procter & Gamble Co. 1.78% due 2/12/02 /3/                                       5,650     5,638     1.08
Emerson Electric Co. 1.83% due 1/18/02 /3/                                       3,000     2,997      .57
General Electric Capital Corp. 1.82% due 1/2/02                                  1,180     1,180      .23

TOTAL SHORT-TERM SECURITIES (cost: $62,092,000)                                           62,092    11.88
TOTAL INVESTMENT SECURITIES (cost: $534,498,000)                                         541,277   103.52
Excess of payables over cash and receivables                                              18,386     3.52

NET ASSETS                                                                              $522,891  100.00%

/1/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
/2/ Index-linked bond whose principal amount moves
 with a government retail price index.
/3/ Purchased in a private placement transaction;
 resale may be limited to qualified institutional buyers; resale to public may require registration.
/4/ Coupon rate may change periodically.

See Notes to Financial Statements

American Funds Insurance Series Cash Management Fund
Investment Portfolio, December 31, 2001



                                                                           Principal    Market  Percent
                                                                              Amount     Value   of Net
Short-Term Securities                                                          (000)     (000)   Assets

Corporate Short-Term Notes  -  68.64%
J.P. Morgan Chase & Co. 1.96% due 1/14/02                                    $ 10,000   $ 9,992   2.89%
Three Rivers Funding Corp. 1.77% due 1/22/02  /1/                              10,000     9,989     2.89
Gannett Co., Inc. 1.82% due 1/24/02  /1/                                       10,000     9,988     2.89
Equilon Enterprises LLC 1.80% due 1/25/02                                      10,000     9,987     2.89
Estee Lauder Companies Inc. 1.80% due 1/31/02  /1/                             10,000     9,984     2.89
Triple-A One Funding Corp. 1.78%-2.02% due                                      9,751     9,747     2.82
 1/4-1/18/02 /1/
ChevronTexaco Corp. 1.78% due 1/22/02                                           9,500     9,490     2.75
American Express Credit Corp. 1.84% due 1/23/02                                 9,500     9,489     2.75
Coca-Cola Co. 1.72%-1.77% due 2/1-2/4/02                                        9,500     9,485     2.75
Pfizer Inc 1.80% due 1/31/02  /1/                                               9,100     9,086     2.63
IBM Credit Corp.1.76% due 1/7/02                                                9,000     8,997     2.60
American International Group, Inc. 2.01% due 1/15/02                            9,000     8,992     2.60
BellSouth Corp. 2.00% due 1/16/02  /1/                                          9,000     8,992     2.60
Verizon Network Funding Corp. 2.02% due 1/3/02                                  8,500     8,499     2.46
Schering Corp. 1.81% due 1/18/02                                                8,400     8,392     2.43
Archer Daniels Midland Co. 1.76% due 2/14/02  /1/                               8,200     8,182     2.37
Ford Motor Credit Co. 1.82% due 1/9/02                                          8,000     7,996     2.31
Electronic Data Systems Corp. 1.75% due 2/8/02  /1/                             8,000     7,985     2.31
Kraft Foods Inc. 1.72% due 1/23/02                                              7,500     7,492     2.17
General Motors Acceptance Corp. 1.83% due 1/30/02                               7,500     7,489     2.17
Abbott Laboratories 1.71%-1.83% due 1/9-1/17/02 /1/                             7,100     7,096     2.05
Emerson Electric Co. 1.98% due 1/10/02 /1/                                      6,250     6,247     1.81
Bank of America Corp. 1.76% due 1/28/02                                         5,800     5,792     1.68
SBC Communications Inc. 1.84% due 1/14/02  /1/                                  5,600     5,596     1.62
USA Education Inc. 1.77% due 1/3/02  /1/                                        5,000     4,999     1.45
Household Finance Corp. 2.01% due 1/11/02                                       5,000     4,997     1.45
Kimberly-Clark Corp. 2.02% due 1/17/02  /1/                                     5,000     4,995     1.44
Corporate Asset Funding Co. Inc. 1.86%                                          5,000     4,992     1.44
 due 1/31/02 /1/
Tribune Co. 2.00% due 1/16/02 /1/                                               4,250     4,246     1.23
Minnesota Mining & Manufacturing Co. 2.00%                                      3,825     3,821     1.11
 due 1/17/02
Ciesco LP 2.03% due 1/7/02                                                      2,100     2,099      .61
General Electric Capital Corp. 1.82% due 1/2/02                                 2,000     2,000      .58


Federal Agency Discount Notes  -  26.03%
Freddie Mac 1.75%-2.035% due 1/2-2/19/02                                       48,200    48,151    13.94
Fannie Mae 1.84%-1.86% due 1/11-1/18/02                                        18,500    18,485     5.35
Federal Home Loan Banks 1.73%-1.95% due 1/4-2/8/02                             16,400    16,380     4.74
Federal Farm Credit Bank 2.02% due 1/4/02                                       6,900     6,898     2.00



TOTAL INVESTMENT SECURITIES (cost: $327,047,000)                                        327,047    94.67
Excess of cash and receivables over payables                                             18,435     5.33
NET ASSETS                                                                             $345,482  100.00%

/1/ Purchased in a private placement transaction;
 resale may be limited to qualified
 institutional buyers; resale to public
 may require registration.

See Notes to Financial Statements

American Funds Insurance Series
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
at December 31, 2001
(in thousands, except per-share data)

                                                                                                     Global
                                                               Global           Global                Small
                                                            Discovery           Growth       Capitalization
                                                                 Fund             Fund                 Fund

ASSETS:
Investment securities at market                               $15,569         $812,162             $421,385
Cash                                                                8               65                   89
Receivables for-
 Sales of investments                                               -            2,013                3,986
 Sales of fund's shares                                            18              932                  479
 Open forward currency
  contracts                                                         -                -                    -
 Dividends and interest                                             2              424                  198
 Other                                                              -                3                    -
                                                               15,597          815,599              426,137

LIABILITIES:
Payables for-
 Purchases of investments                                          23              102                1,757
 Repurchases of fund's shares                                      12              252                  982
 Open forward currency
  contracts                                                         -                -                   -
 Management services                                                7              455                  278
 Distribution fees - Class 2                                        1              125                   56
 Other expenses                                                     -               25                    9
                                                                   43              959                3,082

NET ASSETS AT
 December 31, 2001
 (Total $24,436,281)                                          $15,554         $814,640             $423,055

Investment securities at cost                                 $16,130         $865,144             $437,960



Class 1 (unlimited shares authorized):
 Net assets (Total $15,080,788)                               $11,450         $215,129             $149,307
 Shares outstanding of
  beneficial interest                                           1,231           16,034               12,955
 Net asset value per share                                      $9.30           $13.42               $11.52


Class 2 (unlimited shares authorized):
 Net assets (Total $9,355,493)                                 $4,104         $599,511             $273,748
 Shares outstanding of
  beneficial interest                                             441           44,814               23,835
 Net asset value per share                                      $9.30           $13.38               $11.48



                                                                                               New
                                                        Growth          International          World
                                                          Fund              Fund               Fund

ASSETS:
Investment securities at market                            $8,141,167       $2,424,131             $153,637
Cash                                                              109               10                   65
Receivables for-
 Sales of investments                                           4,601            2,488                   15
 Sales of fund's shares                                         6,801              529                   70
 Open forward currency
  contracts                                                         -            1,169                   -
 Dividends and interest                                         1,829            1,940                  503
 Other                                                            599              108                    -
                                                            8,155,106        2,430,375              154,290

LIABILITIES:
Payables for-
 Purchases of investments                                       3,342            6,869                  735
 Repurchases of fund's shares                                   3,916           21,882                  899
 Open forward currency
  contracts                                                        -                 -                   -
 Management services                                            2,542            1,153                  108
 Distribution fees - Class 2                                      611              135                   24
 Other expenses                                                   289              240                    7
                                                               10,700           30,279                1,773

NET ASSETS AT
 December 31, 2001
 (Total $24,436,281)                                       $8,144,406       $2,400,096             $152,517

Investment securities at cost                              $7,181,637       $2,418,213             $158,791



Class 1 (unlimited shares authorized):
 Net assets (Total $15,080,788)                            $5,207,653       $1,772,259              $36,727
 Shares outstanding of
  beneficial interest                                         117,556          147,495                3,890
 Net asset value per share                                     $44.30           $12.02                $9.44


Class 2 (unlimited shares authorized):
 Net assets (Total $9,355,493)                             $2,936,753         $627,837             $115,790
 Shares outstanding of
  beneficial interest                                          66,612           52,438               12,304
 Net asset value per share                                     $44.09           $11.97                $9.41



                                                       Blue Chip           Growth              Asset
                                                    Income & Growth        Income           Allocation
                                                          Fund              Fund               Fund

ASSETS:
Investment securities at market                              $161,487       $8,628,569           $1,735,043
Cash                                                               36              233                   11
Receivables for-
 Sales of investments                                             186           29,529                   81
 Sales of fund's shares                                         1,590            6,834                1,377
 Open forward currency
  contracts                                                         -               -                 1,116
 Dividends and interest                                           272            8,836                8,498
 Other                                                              -                2                    -
                                                              163,571        8,674,003            1,746,126

LIABILITIES:
Payables for-
 Purchases of investments                                       3,792           52,412                2,098
 Repurchases of fund's shares                                      25            3,499                  450
 Open forward currency
  contracts                                                         -               -                 1,105
 Management services                                               62            2,395                  630
 Distribution fees - Class 2                                       21              661                  152
 Other expenses                                                     -              321                   70
                                                                3,900           59,288                4,505

NET ASSETS AT
 December 31, 2001
 (Total $24,436,281)                                         $159,671       $8,614,715           $1,741,621

Investment securities at cost                                $159,525       $7,729,908           $1,589,203



Class 1 (unlimited shares authorized):
 Net assets (Total $15,080,788)                               $48,380       $5,427,388           $1,011,893
 Shares outstanding of
  beneficial interest                                           5,133          171,187               70,770
 Net asset value per share                                      $9.43           $31.70               $14.30


Class 2 (unlimited shares authorized):
 Net assets (Total $9,355,493)                               $111,291       $3,187,327             $729,728
 Shares outstanding of
  beneficial interest                                          11,821          100,921               51,215
 Net asset value per share                                      $9.41           $31.58               $14.25


                                                                                         U.S. Government/
                                                                         High-Yield          AAA-Rated
                                                          Bond              Bond            Securities
                                                          Fund              Fund               Fund

ASSETS:
Investment securities at market                              $536,376         $548,493             $541,277
Cash                                                              859            1,129                    -
Receivables for-
 Sales of investments                                               3                5                1,644
 Sales of fund's shares                                         1,139              448                1,505
 Open forward currency
  contracts                                                         2                -                   -
 Dividends and interest                                         7,898           10,699                3,661
 Other                                                              -               71                    1
                                                              546,277          560,845              548,088

LIABILITIES:
Payables for-
 Purchases of investments                                       3,204            1,135               24,733
 Repurchases of fund's shares                                     250              266                  203
 Open forward currency
  contracts                                                        -                28                   -
 Management services                                              218              239                  204
 Distribution fees - Class 2                                       72               33                   29
 Other expenses                                                     8               36                   28
                                                                3,752            1,737               25,197

NET ASSETS AT
 December 31, 2001
 (Total $24,436,281)                                         $542,525         $559,108             $522,891

Investment securities at cost                                $551,968         $632,922             $534,498



Class 1 (unlimited shares authorized):
 Net assets (Total $15,080,788)                              $193,742         $403,366             $385,470
 Shares outstanding of
  beneficial interest                                          18,566           34,240               32,474
 Net asset value per share                                     $10.44           $11.78               $11.87


Class 2 (unlimited shares authorized):
 Net assets (Total $9,355,493)                               $348,783         $155,742             $137,421
 Shares outstanding of
  beneficial interest                                          33,551           13,266               11,621
 Net asset value per share                                     $10.40           $11.74               $11.83



                                                          Cash
                                                       Management
                                                          Fund

ASSETS:
Investment securities at market                              $327,047
Cash                                                               90
Receivables for-
 Sales of investments                                               -
 Sales of fund's shares                                        18,964
 Open forward currency
  contracts                                                        -
 Dividends and interest                                             -
 Other                                                              -
                                                              346,101

LIABILITIES:
Payables for-
 Purchases of investments                                          -
 Repurchases of fund's shares                                     455
 Open forward currency
  contracts                                                        -
 Management services                                              126
 Distribution fees - Class 2                                       24
 Other expenses                                                    14
                                                                  619

NET ASSETS AT
 December 31, 2001
 (Total $24,436,281)                                         $345,482

Investment securities at cost                                $327,047



Class 1 (unlimited shares authorized):
 Net assets (Total $15,080,788)                              $218,024
 Shares outstanding of
  beneficial interest                                          19,114
 Net asset value per share                                     $11.41


Class 2 (unlimited shares authorized):
 Net assets (Total $9,355,493)                               $127,458
 Shares outstanding of
  beneficial interest                                          11,213
 Net asset value per share                                     $11.37

See Notes to Financial Statements


American Funds Insurance Series
FINANCIAL STATEMENTS

Statement of Changes in Net Assets
(in thousands)

                                                                                  Global              Global
                                                                               Discovery              Growth
                                                                                    Fund                Fund
                                                                            Period ended          Year ended       Year ended
                                                                            December 31,        December 31,     December 31,
                                                                                2001 (1)                2001            2000
OPERATIONS:
Net investment income                                                        $        48        $      8,132       $    7,531
Net realized gain (loss) on investments                                              (99)           (111,863)          73,741
Net unrealized appreciation (depreciation)
 on investments                                                                     (561)            (28,140)        (289,529)
 Net increase (decrease) in net assets
  resulting from operations                                                         (612)           (131,871)        (208,257)

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                             (43)             (2,367)            (390)
 Class 2                                                                             (12)             (4,159)            (429)
  Total dividends from net investment income                                         (55)             (6,526)            (819)
Distributions from net realized gain on
 investments:
 Class 1                                                                               -             (22,061)          (3,671)
 Class 2                                                                               -             (50,992)          (4,483)
  Total distributions from net realized gain on
 investments                                                                           -             (73,053)          (8,154)
Total dividends and distributions                                                    (55)            (79,579)          (8,973)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                        2,469              15,584          113,932
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                     43              24,428            4,062
  Cost of shares repurchased                                                        (351)            (74,843)         (43,462)
  Net increase (decrease) from Class 1 transactions                                2,161             (34,831)          74,532

 Class 2:
  Proceeds from shares sold                                                        6,340             280,139          346,730
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                     12              55,151            4,911
  Cost of shares repurchased                                                      (2,292)           (154,105)         (55,234)
  Net increase (decrease) from Class 2 transactions                                4,060             181,185          296,407
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                     6,221             146,354          370,939
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            5,554             (65,096)         153,709

NET ASSETS:
Beginning of period                                                          10,000 (2)              879,736          726,027
End of period                                                                    $15,554            $814,640         $879,736
Undistributed net investment income (distributions
 in excess of net investment income)                                                   -              $7,135           $6,229

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                        265               1,046            5,158
  Shares issued on reinvestment of dividends
   and distributions                                                                   5               1,712              174
  Shares repurchased                                                                 (39)             (5,122)          (2,208)
   Net increase (decrease) in shares outstanding                                     231              (2,364)           3,124

 Class 2:
  Shares sold                                                                        689              18,480           16,630
  Shares issued on reinvestment of dividends
   and distributions                                                                   1               3,873              210
  Shares repurchased                                                                (249)            (10,215)          (2,799)
   Net increase (decrease) in shares outstanding                                     441              12,138           14,041


                                                                            Global Small
                                                                          Capitalization
                                                                                    Fund
                                                                              Year ended          Year ended
                                                                            December 31,        December 31,
                                                                                    2001               2000
OPERATIONS:
Net investment income                                                      $         229         $     1,874
Net realized gain (loss) on investments                                          (85,763)              9,170
Net unrealized appreciation (depreciation)
 on investments                                                                   27,616            (122,531)
 Net increase (decrease) in net assets
  resulting from operations                                                      (57,918)           (111,487)

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                          (1,751)               (740)
 Class 2                                                                          (2,059)               (417)
  Total dividends from net investment income                                      (3,810)             (1,157)
Distributions from net realized gain on
 investments:
 Class 1                                                                         (11,177)             (5,149)
 Class 2                                                                         (16,334)             (3,034)
  Total distributions from net realized gain on
 investments                                                                     (27,511)             (8,183)
Total dividends and distributions                                                (31,321)             (9,340)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                       19,224             149,476
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                 12,928               5,889
  Cost of shares repurchased                                                     (55,493)            (55,796)
  Net increase (decrease) from Class 1 transactions                              (23,341)             99,569

 Class 2:
  Proceeds from shares sold                                                      203,609             207,921
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                 18,393               3,451
  Cost of shares repurchased                                                    (133,948)            (31,335)
  Net increase (decrease) from Class 2 transactions                               88,054             180,037
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                    64,713             279,606
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (24,526)            158,779

NET ASSETS:
Beginning of period                                                              447,581             288,802
End of period                                                                   $423,055           $ 447,581
Undistributed net investment income (distributions
 in excess of net investment income)                                             $(2,373)               $596

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                      1,565               7,708
  Shares issued on reinvestment of dividends
   and distributions                                                               1,094                 285
  Shares repurchased                                                              (4,650)             (3,295)
   Net increase (decrease) in shares outstanding                                  (1,991)              4,698

 Class 2:
  Shares sold                                                                     16,990              11,885
  Shares issued on reinvestment of dividends
   and distributions                                                               1,559                 167
  Shares repurchased                                                             (11,158)             (1,989)
   Net increase (decrease) in shares outstanding                                   7,391              10,063


                                                                                  Growth
                                                                                    Fund
                                                                              Year ended          Year ended
                                                                            December 31,        December 31,
                                                                                    2001               2000
OPERATIONS:
Net investment income                                                      $      22,248      $       51,775
Net realized gain (loss) on investments                                         (367,185)          2,280,646
Net unrealized appreciation (depreciation)
 on investments                                                               (1,476,348)         (1,912,521)
 Net increase (decrease) in net assets
  resulting from operations                                                   (1,821,285)            419,900

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                         (39,229)               (229)
 Class 2                                                                         (11,788)                  -
  Total dividends from net investment income                                     (51,017)               (229)
Distributions from net realized gain on
 investments:
 Class 1                                                                      (1,613,348)            (55,984)
 Class 2                                                                        (674,121)             (9,478)
  Total distributions from net realized gain on
 investments                                                                  (2,287,469)            (65,462)
Total dividends and distributions                                             (2,338,486)            (65,691)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                       42,734             136,930
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                              1,652,579              56,213
  Cost of shares repurchased                                                  (1,177,234)         (1,133,920)
  Net increase (decrease) from Class 1 transactions                              518,079            (940,777)

 Class 2:
  Proceeds from shares sold                                                    1,176,281           1,270,114
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                685,907               9,478
  Cost of shares repurchased                                                    (108,634)            (33,254)
  Net increase (decrease) from Class 2 transactions                            1,753,554           1,246,338
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                 2,271,633             305,561
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (1,888,138)            659,770

NET ASSETS:
Beginning of period                                                           10,032,544           9,372,774
End of period                                                                $ 8,144,406         $10,032,544
Undistributed net investment income (distributions
 in excess of net investment income)                                               $(329)            $50,110

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                        741               1,767
  Shares issued on reinvestment of dividends
   and distributions                                                              34,385                 681
  Shares repurchased                                                             (21,996)            (14,480)
   Net increase (decrease) in shares outstanding                                  13,130             (12,032)

 Class 2:
  Shares sold                                                                     22,369              16,195
  Shares issued on reinvestment of dividends
   and distributions                                                              14,323                 115
  Shares repurchased                                                              (2,231)               (435)
   Net increase (decrease) in shares outstanding                                  34,461              15,875


                                                                           International
                                                                                    Fund
                                                                              Year ended          Year ended
                                                                            December 31,        December 31,
                                                                                    2001               2000
OPERATIONS:
Net investment income                                                       $     36,937       $      29,554
Net realized gain (loss) on investments                                         (181,046)            740,507
Net unrealized appreciation (depreciation)
 on investments                                                                 (485,597)         (1,717,837)
 Net increase (decrease) in net assets
  resulting from operations                                                     (629,706)           (947,776)

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                         (23,844)             (1,756)
 Class 2                                                                          (5,446)               (164)
  Total dividends from net investment income                                     (29,290)             (1,920)
Distributions from net realized gain on
 investments:
 Class 1                                                                        (577,689)            (63,556)
 Class 2                                                                        (164,297)             (7,353)
  Total distributions from net realized gain on
 investments                                                                    (741,986)            (70,909)
Total dividends and distributions                                               (771,276)            (72,829)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                       48,357             102,526
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                601,533              65,313
  Cost of shares repurchased                                                    (519,922)           (665,218)
  Net increase (decrease) from Class 1 transactions                              129,968            (497,379)

 Class 2:
  Proceeds from shares sold                                                    1,778,031             634,250
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                169,743               7,516
  Cost of shares repurchased                                                  (1,607,673)           (296,708)
  Net increase (decrease) from Class 2 transactions                              340,101             345,058
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                   470,069            (152,321)
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (930,913)         (1,172,926)

NET ASSETS:
Beginning of period                                                            3,331,009           4,503,935
End of period                                                                 $2,400,096         $ 3,331,009
Undistributed net investment income (distributions
 in excess of net investment income)                                              $8,939             $28,152

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                      3,149               3,909
  Shares issued on reinvestment of dividends
   and distributions                                                              45,296               2,252
  Shares repurchased                                                             (34,520)            (26,408)
   Net increase (decrease) in shares outstanding                                  13,925             (20,247)

 Class 2:
  Shares sold                                                                    127,137              25,500
  Shares issued on reinvestment of dividends
   and distributions                                                              12,811                 260
  Shares repurchased                                                            (115,811)            (12,098)
   Net increase (decrease) in shares outstanding                                  24,137              13,662

                                                                                     New
                                                                                   World
                                                                                    Fund
                                                                              Year ended          Year ended
                                                                            December 31,        December 31,
                                                                                    2001               2000
OPERATIONS:
Net investment income                                                         $    3,519          $    2,570
Net realized gain (loss) on investments                                          (18,762)              1,028
Net unrealized appreciation (depreciation)
 on investments                                                                    8,364             (24,684)
 Net increase (decrease) in net assets
  resulting from operations                                                       (6,879)            (21,086)

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                             (80)               (893)
 Class 2                                                                            (212)             (1,704)
  Total dividends from net investment income                                        (292)             (2,597)
Distributions from net realized gain on
 investments:
 Class 1                                                                               -              (1,186)
 Class 2                                                                               -              (2,479)
  Total distributions from net realized gain on
 investments                                                                           -              (3,665)
Total dividends and distributions                                                   (292)             (6,262)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                        8,512              33,244
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                     80               2,079
  Cost of shares repurchased                                                     (15,206)            (24,819)
  Net increase (decrease) from Class 1 transactions                               (6,614)             10,504

 Class 2:
  Proceeds from shares sold                                                       64,259              87,851
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                    212               4,183
  Cost of shares repurchased                                                     (45,243)            (11,531)
  Net increase (decrease) from Class 2 transactions                               19,228              80,503
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                    12,614              91,007
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            5,443              63,659

NET ASSETS:
Beginning of period                                                              147,074              83,415
End of period                                                                   $152,517            $147,074
Undistributed net investment income (distributions
 in excess of net investment income)                                              $2,315                  $3

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                        890               2,775
  Shares issued on reinvestment of dividends
   and distributions                                                                   8                 208
  Shares repurchased                                                              (1,626)             (2,208)
   Net increase (decrease) in shares outstanding                                    (728)                775

 Class 2:
  Shares sold                                                                      6,675               7,689
  Shares issued on reinvestment of dividends
   and distributions                                                                  22                 424
  Shares repurchased                                                              (4,718)             (1,033)
   Net increase (decrease) in shares outstanding                                   1,979               7,080

                                                                               Blue Chip             Growth-
                                                                               Income &               Income
                                                                             Growth Fund                Fund
                                                                            Period ended          Year ended       Year ended
                                                                            December 31,        December 31,     December 31,
                                                                                2001 (1)                2001            2000
OPERATIONS:
Net investment income                                                          $     664        $    118,563     $    163,707
Net realized gain (loss) on investments                                           (1,001)           (109,806)         868,800
Net unrealized appreciation (depreciation)
 on investments                                                                    1,962             208,456         (423,172)
 Net increase (decrease) in net assets
  resulting from operations                                                        1,625             217,213          609,335

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                            (234)           (117,580)         (11,797)
 Class 2                                                                            (447)            (47,277)          (2,282)
  Total dividends from net investment income                                        (681)           (164,857)         (14,079)
Distributions from net realized gain on
 investments:
 Class 1                                                                               -            (609,076)         (93,236)
 Class 2                                                                               -            (265,158)         (19,969)
  Total distributions from net realized gain on
 investments                                                                           -            (874,234)        (113,205)
Total dividends and distributions                                                   (681)         (1,039,091)        (127,284)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                       39,381              45,333           39,402
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                    234             726,656          105,033
  Cost of shares repurchased                                                      (1,071)           (791,224)      (1,128,187)
  Net increase (decrease) from Class 1 transactions                               38,544             (19,235)        (983,752)

 Class 2:
  Proceeds from shares sold                                                      111,167           1,180,743          663,328
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                    447             312,435           22,251
  Cost of shares repurchased                                                      (1,431)            (31,041)         (24,991)
  Net increase (decrease) from Class 2 transactions                              110,183           1,462,137          660,588
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                   148,727           1,442,902         (323,164)
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          149,671             621,024          158,887

NET ASSETS:
Beginning of period                                                          10,000 (2)            7,993,691        7,834,804
End of period                                                                   $159,671          $8,614,715      $ 7,993,691
Undistributed net investment income (distributions
 in excess of net investment income)                                                   -               $(320)        $163,210

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                      4,224               1,337            1,168
  Shares issued on reinvestment of dividends
   and distributions                                                                  25              22,815            3,116
  Shares repurchased                                                                (116)            (23,921)         (33,818)
   Net increase (decrease) in shares outstanding                                   4,133                 231          (29,534)

 Class 2:
  Shares sold                                                                     11,929              35,974           19,847
  Shares issued on reinvestment of dividends
   and distributions                                                                  48               9,837              661
  Shares repurchased                                                                (156)             (1,011)            (758)
   Net increase (decrease) in shares outstanding                                  11,821              44,800           19,750


                                                                                   Asset
                                                                              Allocation
                                                                                    Fund
                                                                              Year ended          Year ended
                                                                            December 31,        December 31,
                                                                                    2001               2000
OPERATIONS:
Net investment income                                                        $    52,066        $     59,418
Net realized gain (loss) on investments                                          (16,900)             97,287
Net unrealized appreciation (depreciation)
 on investments                                                                  (21,889)            (89,262)
 Net increase (decrease) in net assets
  resulting from operations                                                       13,277              67,443

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                         (40,072)             (4,499)
 Class 2                                                                         (19,597)             (1,199)
  Total dividends from net investment income                                     (59,669)             (5,698)
Distributions from net realized gain on
 investments:
 Class 1                                                                         (63,413)                 -
 Class 2                                                                         (32,547)                 -
  Total distributions from net realized gain on
 investments                                                                     (95,960)                  -
Total dividends and distributions                                               (155,629)             (5,698)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                       16,283              13,525
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                103,485               4,499
  Cost of shares repurchased                                                    (148,486)           (312,661)
  Net increase (decrease) from Class 1 transactions                              (28,718)           (294,637)

 Class 2:
  Proceeds from shares sold                                                      286,711             125,521
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                 52,144               1,199
  Cost of shares repurchased                                                     (15,325)            (32,787)
  Net increase (decrease) from Class 2 transactions                              323,530              93,933
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                   294,812            (200,704)
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          152,460            (138,959)

NET ASSETS:
Beginning of period                                                            1,589,161           1,728,120
End of period                                                                 $1,741,621          $1,589,161
Undistributed net investment income (distributions
 in excess of net investment income)                                               $(111)            $59,114

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                      1,101                 919
  Shares issued on reinvestment of dividends
   and distributions                                                               7,222                 300
  Shares repurchased                                                              (9,876)            (20,973)
   Net increase (decrease) in shares outstanding                                  (1,553)            (19,754)

 Class 2:
  Shares sold                                                                     19,725               8,419
  Shares issued on reinvestment of dividends
   and distributions                                                               3,646                  80
  Shares repurchased                                                              (1,055)             (2,220)
   Net increase (decrease) in shares outstanding                                  22,316               6,279


                                                                                    Bond
                                                                                    Fund
                                                                              Year ended          Year ended
                                                                            December 31,        December 31,
                                                                                    2001               2000
OPERATIONS:
Net investment income                                                         $   29,530           $  21,278
Net realized gain (loss) on investments                                           (1,060)             (3,514)
Net unrealized appreciation (depreciation)
 on investments                                                                      654              (4,161)
 Net increase (decrease) in net assets
  resulting from operations                                                       29,124              13,603

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                          (9,147)             (1,045)
 Class 2                                                                         (11,820)               (649)
  Total dividends from net investment income                                     (20,967)             (1,694)
Distributions from net realized gain on
 investments:
 Class 1                                                                               -                   -
 Class 2                                                                               -                   -
  Total distributions from net realized gain on
 investments                                                                           -                   -
Total dividends and distributions                                                (20,967)             (1,694)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                       62,438              14,225
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                  9,147               1,045
  Cost of shares repurchased                                                     (32,905)            (40,318)
  Net increase (decrease) from Class 1 transactions                               38,680             (25,048)

 Class 2:
  Proceeds from shares sold                                                      199,350              63,674
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                 11,820                 649
  Cost of shares repurchased                                                     (10,207)            (10,693)
  Net increase (decrease) from Class 2 transactions                              200,963              53,630
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                   239,643              28,582
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          247,800              40,491

NET ASSETS:
Beginning of period                                                              294,725             254,234
End of period                                                                   $542,525            $294,725
Undistributed net investment income (distributions
 in excess of net investment income)                                             $28,596             $20,559

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                      6,010               1,433
  Shares issued on reinvestment of dividends
   and distributions                                                                 900                 107
  Shares repurchased                                                              (3,140)             (4,094)
   Net increase (decrease) in shares outstanding                                   3,770              (2,554)

 Class 2:
  Shares sold                                                                     19,184               6,452
  Shares issued on reinvestment of dividends
   and distributions                                                               1,165                  66
  Shares repurchased                                                                (982)             (1,080)
   Net increase (decrease) in shares outstanding                                  19,367               5,438


                                                                              High-Yield
                                                                               Bond Fund
                                                                              Year ended
                                                                            December 31,
                                                                                    2001
OPERATIONS:
Net investment income                                                        $    54,046
Net realized gain (loss) on investments                                          (61,063)
Net unrealized appreciation (depreciation)
 on investments                                                                   49,657
 Net increase (decrease) in net assets
  resulting from operations                                                       42,640

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                         (46,609)
 Class 2                                                                         (15,011)
  Total dividends from net investment income                                     (61,620)
Distributions from net realized gain on
 investments:
 Class 1                                                                               -
 Class 2                                                                               -
  Total distributions from net realized gain on
 investments                                                                           -
Total dividends and distributions                                                (61,620)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                       29,661
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                 46,609
  Cost of shares repurchased                                                     (94,887)
  Net increase (decrease) from Class 1 transactions                              (18,617)

 Class 2:
  Proceeds from shares sold                                                       47,360
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                 15,011
  Cost of shares repurchased                                                     (18,239)
  Net increase (decrease) from Class 2 transactions                               44,132
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                    25,515
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            6,535

NET ASSETS:
Beginning of period                                                              552,573
End of period                                                                   $559,108
Undistributed net investment income (distributions
 in excess of net investment income)                                             $49,548

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                      2,412
  Shares issued on reinvestment of dividends
   and distributions                                                               4,088
  Shares repurchased                                                              (7,809)
   Net increase (decrease) in shares outstanding                                  (1,309)

 Class 2:
  Shares sold                                                                      3,873
  Shares issued on reinvestment of dividends
   and distributions                                                               1,319
  Shares repurchased                                                              (1,508)
   Net increase (decrease) in shares outstanding                                   3,684

                                                                        U.S. Government/
                                                                               AAA-Rated
                                                                         Securities Fund
                                                                              Year ended          Year ended
                                                                            December 31,        December 31,
                                                                                    2001                2000
OPERATIONS:
Net investment income                                                        $    26,415          $   26,126
Net realized gain (loss) on investments                                            6,883              (4,040)
Net unrealized appreciation (depreciation)
 on investments                                                                   (1,635)             24,054
 Net increase (decrease) in net assets
  resulting from operations                                                       31,663              46,140

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                         (20,961)             (2,112)
 Class 2                                                                          (5,339)               (248)
  Total dividends from net investment income                                     (26,300)             (2,360)
Distributions from net realized gain on
 investments:
 Class 1                                                                               -                  -
 Class 2                                                                               -                  -
  Total distributions from net realized gain on
 investments                                                                           -                   -
Total dividends and distributions                                                (26,300)             (2,360)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                       65,449              18,053
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                 20,961               2,112
  Cost of shares repurchased                                                     (67,070)           (117,154)
  Net increase (decrease) from Class 1 transactions                               19,340             (96,989)

 Class 2:
  Proceeds from shares sold                                                       76,594              28,287
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                  5,339                 248
  Cost of shares repurchased                                                     (15,692)            (11,933)
  Net increase (decrease) from Class 2 transactions                               66,241              16,602
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                    85,581             (80,387)
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           90,944             (36,607)

NET ASSETS:
Beginning of period                                                              431,947             468,554
End of period                                                                   $522,891           $ 431,947
Undistributed net investment income (distributions
 in excess of net investment income)                                             $26,191             $26,076

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                      5,488               1,640
  Shares issued on reinvestment of dividends
   and distributions                                                               1,823                 197
  Shares repurchased                                                              (5,650)            (10,836)
   Net increase (decrease) in shares outstanding                                   1,661              (8,999)

 Class 2:
  Shares sold                                                                      6,465               2,557
  Shares issued on reinvestment of dividends
   and distributions                                                                 466                  23
  Shares repurchased                                                              (1,328)             (1,104)
   Net increase (decrease) in shares outstanding                                   5,603               1,476

                                                                                    Cash
                                                                              Management
                                                                                    Fund
                                                                              Year ended          Year ended
                                                                            December 31,        December 31,
                                                                                    2001               2000
OPERATIONS:
Net investment income                                                          $  10,539          $   16,407
Net realized gain (loss) on investments                                                9                  (1)
Net unrealized appreciation (depreciation)
 on investments                                                                        -                   1
 Net increase (decrease) in net assets
  resulting from operations                                                       10,548              16,407

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                                         (12,736)             (1,412)
 Class 2                                                                          (3,838)               (223)
  Total dividends from net investment income                                     (16,574)             (1,635)
Distributions from net realized gain on
 investments:
 Class 1                                                                               -                  -
 Class 2                                                                               -                  -
  Total distributions from net realized gain on
 investments                                                                           -                   -
Total dividends and distributions                                                (16,574)             (1,635)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                      238,377             243,588
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                 12,736               1,412
  Cost of shares repurchased                                                    (238,898)           (363,939)
  Net increase (decrease) from Class 1 transactions                               12,215            (118,939)

 Class 2:
  Proceeds from shares sold                                                      498,354              76,253
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                                  3,838                 223
  Cost of shares repurchased                                                    (422,493)            (77,614)
  Net increase (decrease) from Class 2 transactions                               79,699              (1,138)
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                                    91,914            (120,077)
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           85,888            (105,305)

NET ASSETS:
Beginning of period                                                              259,594             364,899
End of period                                                                   $345,482            $259,594
Undistributed net investment income (distributions
 in excess of net investment income)                                             $10,329             $16,364

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                     20,550              21,561
  Shares issued on reinvestment of dividends
   and distributions                                                               1,131                 127
  Shares repurchased                                                             (20,631)            (32,303)
   Net increase (decrease) in shares outstanding                                   1,050             (10,615)

 Class 2:
  Shares sold                                                                     43,724               6,728
  Shares issued on reinvestment of dividends
   and distributions                                                                 342                  20
  Shares repurchased                                                             (37,080)             (6,873)
   Net increase (decrease) in shares outstanding                                   6,986                (125)

(1) For the period July 5, 2001, commencement of operations, through December 31, 2001.
(2) Represents initial capitalization from the sale of 1,000,000 Class 1 shares of beneficial interest.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Funds Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 13 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds' investment objectives are as follows: Global Discovery Fund - long-term growth of capital by investing primarily in stocks of companies in the service and information area of the global economy; Global Growth Fund - growth of capital by investing primarily in common stocks or securities with common stock characteristics of issuers domiciled around the world; Global Small Capitalization Fund - long-term growth of capital by investing primarily in smaller companies in the United States and around the world; Growth Fund - growth of capital by investing primarily in common stocks or securities with common stock characteristics; International Fund - long-term growth of capital by investing primarily in securities of issuers domiciled outside the United States; New World Fund - long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries that have developing economies and/or markets; Blue Chip Income and Growth Fund - to produce income substantially exceeding the average yield on U.S. stocks and to provide an opportunity for growth of principal; Growth-Income Fund - growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends; Asset Allocation Fund - high total return (including income and capital gains) consistent with long-term preservation of capital; Bond Fund - as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities; High-Yield Bond Fund - high current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities; U.S. Government/AAA-Rated Securities Fund - a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa; Cash Management Fund -high current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

Each fund in the series offers Class 1 and Class 2 shares. Holders of both classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Only Class 2 shares bear certain distribution expenses. Differences in class-specific expenses will result in the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the series in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market.

Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the series to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are combined with the net realized and unrealized gain or loss on investment securities for financial reporting purposes.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the series will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

FORWARD CURRENCY CONTRACTS - The funds may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The funds enter into these contracts to manage their exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The funds' use of forward currency contracts involves market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contracts are recorded in the Statement of Assets and Liabilities at their net unrealized value. The funds record realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities' values underlying these instruments. Purchases and sales of forward currency exchange contracts having the same settlement date and broker are offset and presented net in the Statement of Assets and Liabilities.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily between Class 1 and Class 2 shares based on their relative net asset values. Distribution expenses and any other applicable class-specific expenses are accrued daily and charged to the respective share class.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

Net realized gain of the funds derived in certain countries is subject to certain non-U.S. taxes. The funds provide for such non-U.S. taxes on investment income, net realized gain and net unrealized gain.

3. FEDERAL INCOME TAXATION

The funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and intend to distribute all net taxable income and net capital gains for the fiscal year. As regulated investment companies, the funds are not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the funds.

The funds indicated in the following table had capital loss carryforwards available at December 31, 2001. These amounts may be used to offset capital gains realized during subsequent years expiring December 31, 2004, through December 31, 2009, and thereby relieve the funds and their shareholders of any federal income tax liability with respect to the capital gains that are so offset. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Additional tax basis disclosures for and as of the year ended December 31, 2001, are as follows:


                                                                                                          (dollars in
                                                                                                           thousands)

                                                                      Global              Global         Global Small
                                                                   Discovery              Growth       Capitalization
                                                                       Fund*                Fund                 Fund



 For the year ended December 31, 2001:


 Net capital gain (loss)                                               $ (100)          $(101,126)            $(94,474)
 Net currency gain (loss)                                                   1                (265)                 (30)
 Losses during the period November 1, 2001,
   to December 31, 2001, deferred to the
   fiscal year ending December 31, 2002,
   related to the following:
   Currency                                                                 -                 108                   10
   Capital gains                                                            -              10,800                8,153

 As of December 31, 2001
   (excluding forward
   currency contracts):

   Unrealized appreciation                                                627              88,797               66,192
   Unrealized depreciation                                              1,188             141,785               90,499
 Net unrealized
   appreciation (depreciation)                                           (561)            (52,988)             (24,307)
  Cost of portfolio
   securities                                                          16,130             865,150              445,693
  Reclassification to (from) undistributed
   net investment income from (to)
   undistributed net realized gain                                          1                (700)                 612
   Reclassification to (from) undistributed
   net investment income from (to) paid in                                  6                   -                    -
   capital
  Capital loss carryforward                                               100             101,126               94,474




                                                                                                                  New
                                                                      Growth       International                World
                                                                        Fund                Fund                 Fund



 For the year ended December 31, 2001:


 Net capital gain (loss)                                          $  (257,703)         $ (147,937)           $ (16,564)
 Net currency gain (loss)                                                 218               4,055                 (833)
 Losses during the period November 1, 2001,
   to December 31, 2001, deferred to the
   fiscal year ending December 31, 2002,
   related to the following:
   Currency                                                                71                   -                   35
   Capital gains                                                      105,735              36,245                3,557

 As of December 31, 2001
   (excluding forward
   currency contracts):

   Unrealized appreciation                                          2,073,925             371,166               12,414
   Unrealized depreciation                                          1,122,777             367,404               18,081
 Net unrealized
   appreciation (depreciation)                                        951,148               3,762               (5,667)
  Cost of portfolio
   securities                                                       7,190,019           2,420,369              159,304
  Reclassification to (from) undistributed
   net investment income from (to)
   undistributed net realized gain                                     (1,179)              1,673                 (915)
   Reclassification to (from) undistributed
   net investment income from (to) paid in                            (20,491)            (28,533)                   -
   capital
  Capital loss carryforward                                           257,703             147,937               16,564






                                                                   Blue Chip             Growth-                Asset
                                                                  Income and              Income           Allocation
                                                                Growth Fund*                Fund                 Fund



 For the year ended December 31, 2001:


 Net capital gain (loss)                                            $  (1,001)          $ (58,335)          $ (14,728)
 Net currency gain (loss)                                                   -                (134)                (470)
 Losses during the period November 1, 2001,
   to December 31, 2001, deferred to the
   fiscal year ending December 31, 2002,
   related to the following:
   Currency                                                                 -                  15                    -
   Capital gains                                                            -              50,813                1,715

 As of December 31, 2001
   (excluding forward
   currency contracts):

   Unrealized appreciation                                              5,179           1,485,683              248,014
   Unrealized depreciation                                              3,217             587,022              102,174
 Net unrealized
   appreciation (depreciation)                                          1,962             898,661              145,840
  Cost of portfolio
   securities                                                         159,525           7,729,908            1,589,203
  Reclassification to (from) undistributed
   net investment income from (to)
   undistributed net realized gain                                          -              (3,190)              (1,558)
   Reclassification to (from) undistributed
   net investment income from (to) paid in                                 17            (114,046)             (50,064)
   capital
  Capital loss carryforward                                             1,001              58,335               14,728



                                                                                                                 U.S.
                                                                                                          Government/
                                                                                                            AAA-Rated
                                                                                      High-Yield           Securities
                                                                   Bond Fund           Bond Fund                 Fund



 For the year ended December 31, 2001:


 Net capital gain (loss)                                              $ (534)           $ (54,476)            $  7,339
 Net currency gain (loss)                                                (524)             (1,869)                  -
 Losses during the period November 1, 2001,
   to December 31, 2001, deferred to the
   fiscal year ending December 31, 2002,
   related to the following:
   Currency                                                                 -                  72                    -
   Capital gains                                                            -              10,740                  455

 As of December 31, 2001
   (excluding forward
   currency contracts):

   Unrealized appreciation                                             11,106              22,763                9,013
   Unrealized depreciation                                             26,943             107,684                2,234
 Net unrealized
   appreciation (depreciation)                                        (15,837)            (84,921)               6,779
  Cost of portfolio
   securities                                                         552,213             633,414              534,498
  Reclassification to (from) undistributed
   net investment income from (to)
   undistributed net realized gain                                       (526)             (1,945)                   -
   Reclassification to (from) undistributed
   net investment income from (to) paid in                                  -                   -                    -
   capital
  Capital loss carryforward                                             4,943              66,866               16,559




                                                                        Cash
                                                                  Management
                                                                        Fund



 For the year ended December 31, 2001:


 Net capital gain (loss)                                             $      9
 Net currency gain (loss)                                                  -
 Losses during the period November 1, 2001,
   to December 31, 2001, deferred to the
   fiscal year ending December 31, 2002,
   related to the following:
   Currency                                                                 -
   Capital gains                                                            -

 As of December 31, 2001
   (excluding forward
   currency contracts):

   Unrealized appreciation                                                  -
   Unrealized depreciation                                                  -
 Net unrealized
   appreciation (depreciation)                                              -
  Cost of portfolio

  Reclassification to (from) undistributed
   net investment income from (to)
   undistributed net realized gain                                          -
   Reclassification to (from) undistributed
   net investment income from (to) paid in                                  -
   capital
  Capital loss carryforward                                                 -


 *For the period July 5, 2001, commencement of operations, through December 31, 2001.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fees of $99,731,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which certain officers and Trustees of the series are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on annual rates generally that decrease as average net asset levels increase. The range of rates, asset levels and the current annualized rates of average net assets are as follows:



                                                                                    Rates       Rates
                                                                                Beginning      Ending
Fund                                                                                 with        with
Global Discovery                                                                   .580 %
Global Growth                                                                         .690     .530 %
Global Small Capitalization                                                           .800        .740
Growth                                                                                .500        .300
International                                                                         .690        .450
New World                                                                             .850
Blue Chip Income and Growth                                                           .500
Growth-Income                                                                         .500        .242
Asset Allocation                                                                      .500        .320
Bond                                                                                  .480        .400
High-Yield Bond                                                                       .500        .450
U.S. Government/AAA-Rated Securities                                                  .460        .360
Cash Management                                                                       .500        .380





                                                                                Net Asset   Net Asset
                                                                                 Level in    Level in
                                                                                 Billions    Billions
                                                                                            In excess
Fund                                                                                Up to         of
Global Discovery                                                                      all
Global Growth                                                                        $ .6      $ 1.2
Global Small Capitalization                                                             .6         .6
Growth                                                                                  .6        13.0
International                                                                           .5        10.5
New World                                                                             all
Blue Chip Income and Growth                                                           all
Growth-Income                                                                           .6        10.5
Asset Allocation                                                                        .6         2.0
Bond                                                                                    .6         1.0
High-Yield Bond                                                                         .6         1.0
U.S. Government/AAA-Rated Securities                                                    .6         1.0
Cash Management                                                                         .1          .4



                                                                             For the year
                                                                                    ended
                                                                             December 31,
Fund                                                                                  2001
Global Discovery                                                                 .28% /1/
Global Growth                                                                          .66
Global Small Capitalization                                                            .80
Growth                                                                                 .37
International                                                                          .55
New World                                                                              .85
Blue Chip Income and Growth                                                       .25 /1/
Growth-Income                                                                          .33
Asset Allocation                                                                       .43
Bond                                                                                   .48
High-Yield Bond                                                                        .50
U.S. Government/AAA-Rated Securities                                                   .46
Cash Management                                                                        .45


/1/ Commenced operations July 5, 2001.
 Results for periods not representative of a full year are based on activity during the period.


DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, each fund may expend 0.25% of the average daily net assets of Class 2 shares in connection with certain distribution services and related activities. During the year ended December 31, 2001, distribution expenses under the Plan for the series aggregated $19,250,000. As of December 31, 2001, accrued and unpaid distribution expenses were $1,944,000. Class 1 shares have not adopted a plan of distribution to cover any distribution expenses.

TRANSFER AGENT FEE - A fee of $115,000 was incurred during the year ended December 31, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the series.

DEFERRED TRUSTEES' FEES - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the series, are treated as if invested in shares of American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. As of December 31, 2001, the cumulative amount of these liabilities was $882,000. Trustees' fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED TRUSTEES AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. Officers of the series and certain Trustees are or may be considered to be affiliated with CRMC. No such persons received any remuneration directly from the fund.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

Pursuant to the custodian agreement, each fund within the series receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the year ended December 31, 2001, custodian fees for the series aggregated $2,076,000 which includes $160,000 that was paid by these credits rather than in cash.

At December 31, 2001, the International Fund, the Asset Allocation Fund, the Bond Fund, and the High-Yield Bond Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:



                                                                           Contract Amount     Contract Amount


 Non-U.S. Currency Sale Contracts                              Fund              Non-U.S.                U.S.

 Japanese yen, expiring 6/26/02                      International        Yen 6,900,000,000         $54,133,000
 Euro, expiring 2/7-3/13/02                        Asset Allocation               1,231,000           1,105,000
 Euro, expiring 3/19/02                                        Bond                 712,000             634,000
 Euro, expiring 2/21/02                             High-Yield Bond                 196,000             172,000
 British pounds, expiring                           High-Yield Bond        Pound 2,322,000            3,342,000
  1/24-3/19/02






                                                      U.S. Valuation        U.S. Valuation
                                                                               Unrealized
                                                                             appreciation
 Non-U.S. Currency Sale Contracts                            Amount        (depreciation)

 Japanese yen, expiring 6/26/02                           $52,964,000            $1,169,000
 Euro, expiring 2/7-3/13/02                                 1,094,000                11,000
 Euro, expiring 3/19/02                                       632,000                 2,000
 Euro, expiring 2/21/02                                       174,000               (2,000)
 British pounds, expiring                                   3,368,000              (26,000)
  1/24-3/19/02


The following table presents additional information for and as of the year ended December 31, 2001:

                                                                                                 (dollars in
                                                                                                  thousands)

                                                             Global              Global         Global Small
                                                          Discovery              Growth       Capitalization
                                                           Fund /1/                Fund                 Fund



 For the year ended December 31, 2001:

 Purchases of investment securities /2/                      $10,934            $293,853             $247,641
 Sales of investment securities /2/                              319             262,537              236,233
  Non-U.S taxes withheld on
   dividend and interest income                                    -                 727                  160
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds and notes, forward
   contracts, and other receivables
   and payables                                                    1                (354)                 (26)

 Composition of net assets
  as of December 31, 2001:
  Capital paid in on shares of
   beneficial interest                                       $16,215            $972,406             $546,748
  Undistributed
   (distributions in excess of)
    Net investment income                                          -               7,135               (2,373)
  Accumulated net realized
   gain (loss)                                                  (100)           (111,926)            (104,745)
  Net unrealized
   appreciation (depreciation)                                  (561)            (52,975)             (16,575)
  Net Assets                                                 $15,554            $814,640             $423,055






                                                                                                         New
                                                             Growth       International                World
                                                               Fund                Fund                 Fund



 For the year ended December 31, 2001:

 Purchases of investment securities /2/                   $2,809,176          $1,001,045              $60,957
 Sales of investment securities /2/                        2,455,693           1,010,819               38,260
  Non-U.S taxes withheld on
   dividend and interest income                                1,122               4,892                  246
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds and notes, forward
   contracts, and other receivables
   and payables                                                  146               4,102                 (843)

 Composition of net assets
  as of December 31, 2001:
  Capital paid in on shares of
   beneficial interest                                    $7,557,027          $2,568,278             $175,473
  Undistributed
   (distributions in excess of)
    Net investment income                                       (329)              8,939                2,315
  Accumulated net realized
   gain (loss)                                              (371,819)           (184,182)             (20,121)
  Net unrealized
   appreciation (depreciation)                               959,527               7,061               (5,150)
  Net Assets                                              $8,144,406          $2,400,096             $152,517






                                                          Blue Chip
                                                         Income and             Growth-               Asset
                                                             Growth              Income          Allocation
                                                           Fund /1/                Fund                Fund



 For the year ended December 31, 2001:

 Purchases of investment securities /2/                     $158,952              $2,937             $536,592
 Sales of investment securities /2/                            9,386               2,440              480,256
  Non-U.S taxes withheld on
   dividend and interest income                                    2                 980                  267
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds and notes, forward
   contracts, and other receivables
   and payables                                                    -                (125)                 (87)

 Composition of net assets
  as of December 31, 2001:
  Capital paid in on shares of
   beneficial interest                                      $158,710          $7,828,547           $1,612,326
  Undistributed
   (distributions in excess of)
    Net investment income                                          -                (320)                (111)
  Accumulated net realized
   gain (loss)                                                (1,001)           (112,170)             (16,443)
  Net unrealized
   appreciation (depreciation)                                 1,962             898,658              145,849
  Net Assets                                                $159,671          $8,614,715           $1,741,621






                                                                                                       U.S.
                                                                                                 Government/
                                                                                                   AAA-Rated
                                                               Bond          High-Yield           Securities
                                                               Fund           Bond Fund                 Fund



 For the year ended December 31, 2001:

 Purchases of investment securities /2/                     $426,450            $225,827             $426,886
 Sales of investment securities /2/                          213,093             227,928              374,052
  Non-U.S taxes withheld on
   dividend and interest income                                    -                   -                   -
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds and notes, forward
   contracts, and other receivables
   and payables                                                 (706)             (3,087)                  -

 Composition of net assets
  as of December 31, 2001:
  Capital paid in on shares of
   beneficial interest                                      $534,463            $671,619             $506,936
  Undistributed
   (distributions in excess of)
    Net investment income                                     28,596              49,548               26,191
  Accumulated net realized
   gain (loss)                                                (4,943)            (77,606)             (17,015)
  Net unrealized
   appreciation (depreciation)                               (15,591)            (84,453)               6,779
  Net Assets                                                $542,525           $ 559,108             $522,891







                                                               Cash
                                                         Management
                                                               Fund



 For the year ended December 31, 2001:

 Purchases of investment securities /2/                   $3,333,911
 Sales of investment securities /2/                        3,277,180
  Non-U.S taxes withheld on
   dividend and interest income                                   -
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds and notes, forward
   contracts, and other receivables
   and payables                                                    -

 Composition of net assets
  as of December 31, 2001:
  Capital paid in on shares of
   beneficial interest                                      $335,145
  Undistributed
   (distributions in excess of)
    Net investment income                                     10,329
  Accumulated net realized
   gain (loss)                                                     8
  Net unrealized
   appreciation (depreciation)                                    -
  Net Assets                                                 $345,482


 /1/  For the period July 5, 2001,
  commencement of operations, through
  December 31, 2001.
 /2/  Excludes short-term securities,
  except for  Cash Management Fund.

PER-SHARE
DATA AND
RATIOS
                                                                                       Net gains
                                                                                     (losses) on
                                                        Net asset          Net        securities
                                                           value,   investment    (both realized   Total from
Period                                                  beginning       income              and    investment
Ended /1/                                               of period       (loss)       unrealized)   operations

Global Discovery Fund /3/
 Class 1
12/31/01                                                   $10.00     $.04 /4/        $(.70) /4/        $(.66)
 Class 2
12/31/01                                                    10.00      .02 /4/         (.69) /4/         (.67)
Global Growth Fund /5/
 Class 1
12/31/01                                                   $17.25     $.18 /4/       $(2.50) /4/       $(2.32)
12/31/00                                                    21.42      .20 /4/        (4.15) /4/        (3.95)
12/31/99                                                    18.99          .01              3.43         3.44
11/30/99                                                    13.02          .14              6.39         6.53
11/30/98                                                    10.62          .13              2.43         2.56
11/30/97                                                    10.00          .06               .59          .65
 Class 2
12/31/01                                                    17.21      .13 /4/        (2.49) /4/        (2.36)
12/31/00                                                    21.41      .15 /4/        (4.13) /4/        (3.98)
12/31/99                                                    18.98          .01              3.42         3.43
11/30/99                                                    13.02          .11              6.37         6.48
11/30/98                                                    10.61          .10              2.44         2.54
11/30/97                                                    10.00          .03               .60          .63
Global Small Capitalization Fund /6/
 Class 1
12/31/01                                                   $14.28     $.03 /4/       $(1.81) /4/       $(1.78)
12/31/00                                                    17.37      .09 /4/        (2.81) /4/        (2.72)
12/31/99                                                    17.16          -                1.92         1.92
11/30/99                                                     9.11          .06              8.20         8.26
11/30/98                                                    10.00          .07              (.92)        (.85)
 Class 2
12/31/01                                                    14.24          -          (1.80) /4/        (1.80)
12/31/00                                                    17.36      .04 /4/        (2.80) /4/        (2.76)
12/31/99                                                    17.14          -                1.92         1.92
11/30/99                                                     9.10          .04              8.19         8.23
11/30/98                                                    10.00          .04              (.91)        (.87)
Growth Fund
 Class 1
12/31/01                                                   $73.51     $.18 /4/       $(11.99)/4/      $(11.81)
12/31/00                                                    70.62      .41 /4/          2.97 /4/         3.38
12/31/99                                                    72.12          .01              9.64         9.65
11/30/99                                                    54.91          .11             25.35        25.46
11/30/98                                                    50.12          .19             10.91        11.10
11/30/97                                                    43.53          .27              9.61         9.88
 Class 2
12/31/01                                                    73.28      .04 /4/        (11.94)/4/       (11.90)
12/31/00                                                    70.57      .25 /4/          2.95 /4/         3.20
12/31/99                                                    72.04          -                9.63         9.63
11/30/99                                                    54.88         (.02)            25.33        25.31
11/30/98                                                    50.09          .08             10.90        10.98
11/30/97                                                    40.59          .11              9.51         9.62
International Fund
 Class 1
12/31/01                                                   $20.59     $.22 /4/        $(3.79)/4/       $(3.57)
12/31/00                                                    26.74      .18 /4/         (5.90)/4/        (5.72)
12/31/99                                                    25.08          .01              4.34         4.35
11/30/99                                                    16.57          .25              8.87         9.12
11/30/98                                                    16.07          .22              2.21         2.43
11/30/97                                                    15.53          .25              1.18         1.43
 Class 2
12/31/01                                                    20.54      .15 /4/         (3.76)/4/        (3.61)
12/31/00                                                    26.73      .13 /4/         (5.89)/4/        (5.76)
12/31/99                                                    25.07          .01              4.33         4.34
11/30/99                                                    16.56          .10              8.98         9.08
11/30/98                                                    16.06          .20              2.19         2.39
11/30/97                                                    15.86          .13               .23          .36
New World Fund /7/
 Class 1
12/31/01                                                   $ 9.85     $.24 /4/         $(.63)/4/        $(.39)
12/31/00                                                    11.77      .24 /4/         (1.70)/4/        (1.46)
12/31/99                                                    10.56          .01              1.25         1.26
11/30/99                                                    10.00          .07               .51          .58
 Class 2
12/31/01                                                     9.84      .21 /4/          (.62)/4/         (.41)
12/31/00                                                    11.77      .20 /4/         (1.69)/4/        (1.49)
12/31/99                                                    10.55          .02              1.25         1.27
11/30/99                                                    10.00          .06               .51          .57
Blue Chip Income and Growth Fund /3/
 Class 1
12/31/01                                                   $10.00     $.09 /4/         $(.61)/4/        $(.52)
 Class 2
12/31/01                                                    10.00      .08 /4/          (.63)/4/         (.55)
Growth-Income Fund
 Class 1
12/31/01                                                   $35.23     $.51 /4/          $ .49/4/        $1.00
12/31/00                                                    33.08      .72 /4/           1.98/4/         2.70
12/31/99                                                    38.70          .06               .88          .94
11/30/99                                                    40.73          .69              3.94         4.63
11/30/98                                                    39.97          .67              4.60         5.27
11/30/97                                                    35.73          .73              6.78         7.51
 Class 2
12/31/01                                                    35.13      .41 /4/            .52/4/          .93
12/31/00                                                    33.07      .65 /4/           1.96/4/         2.61
12/31/99                                                    38.67          .07               .87          .94
11/30/99                                                    40.70          .59              3.94         4.53
11/30/98                                                    39.94          .58              4.60         5.18
11/30/97                                                    34.10          .37              5.82         6.19
Asset Allocation Fund
 Class 1
12/31/01                                                   $15.71     $.49 /4/         $(.37)/4/        $ .12
12/31/00                                                    15.07      .56 /4/           .13 /4/          .69
12/31/99                                                    16.03          .05               .15          .20
11/30/99                                                    16.57          .58               .60         1.18
11/30/98                                                    16.16          .58              1.27         1.85
11/30/97                                                    15.18          .55              1.94         2.49
 Class 2
12/31/01                                                    15.67      .45 /4/          (.36)/4/          .09
12/31/00                                                    15.06      .53 /4/           .13 /4/          .66
12/31/99                                                    16.02          .05               .14          .19
11/30/99                                                    16.56          .53               .61         1.14
11/30/98                                                    16.15          .53              1.28         1.81
11/30/97                                                    14.43          .29              1.69         1.98
Bond Fund
 Class 1
12/31/01                                                   $10.18     $.77 /4/          $.08 /4/         $.85
12/31/00                                                     9.74      .80 /4/          (.29)/4/          .51
12/31/99                                                     9.86          .07              (.01)         .06
11/30/99                                                    10.37          .73              (.50)         .23
11/30/98                                                    10.62          .67              (.15)         .52
11/30/97                                                    10.31          .63               .30          .93
 Class 2
12/31/01                                                    10.16      .73 /4/           .08 /4/          .81
12/31/00                                                     9.74      .78 /4/          (.30)/4/          .48
12/31/99                                                     9.85          .06               -            .06
11/30/99                                                    10.36          .67              (.47)         .20
11/30/98                                                    10.61          .65              (.15)         .50
11/30/97                                                    10.11          .35               .46          .81
High-Yield Bond Fund
 Class 1
12/31/01                                                   $12.25    $1.17 /4/         $(.23)/4/        $ .94
12/31/00                                                    12.75     1.24 /4/         (1.63)/4/         (.39)
12/31/99                                                    12.81          .11               .12          .23
11/30/99                                                    13.77         1.26              (.72)         .54
11/30/98                                                    14.96         1.26             (1.04)         .22
11/30/97                                                    14.51         1.29               .43         1.72
 Class 2
12/31/01                                                    12.22     1.13 /4/          (.23)/4/          .90
12/31/00                                                    12.75     1.22 /4/         (1.64)/4/         (.42)
12/31/99                                                    12.80          .11               .12          .23
11/30/99                                                    13.76         1.18              (.67)         .51
11/30/98                                                    14.95         1.25             (1.06)         .19
11/30/97                                                    14.28          .69               .61         1.30
U.S. Government/AAA-Rated Securities
 Fund Class 1
12/31/01                                                   $11.73     $.66 /4/          $.17 /4/        $ .83
12/31/00                                                    10.56      .68 /4/           .55 /4/         1.23
12/31/99                                                    10.78          .06              (.10)        (.04)
11/30/99                                                    11.43          .69              (.67)         .02
11/30/98                                                    11.18          .68               .26          .94
11/30/97                                                    11.29          .76              (.07)         .69
 Class 2
12/31/01                                                    11.70      .62 /4/           .18 /4/          .80
12/31/00                                                    10.56      .65 /4/           .55 /4/         1.20
12/31/99                                                    10.78          .05              (.10)        (.05)
11/30/99                                                    11.42          .65              (.64)         .01
11/30/98                                                    11.17          .68               .24          .92
11/30/97                                                    10.83          .38               .33          .71
Cash Management Fund
 Class 1
12/31/01                                                   $11.65     $.41 /4/          $.01 /4/         $.42
12/31/00                                                    11.05      .65 /4/           .01 /4/          .66
12/31/99                                                    11.13          .05               -            .05
11/30/99                                                    11.13          .49               .02          .51
11/30/98                                                    11.13          .57              (.01)         .56
11/30/97                                                    11.12          .57              (.01)         .56
 Class 2
12/31/01                                                    11.62      .34 /4/           .05 /4/          .39
12/31/00                                                    11.04      .63 /4/           .01 /4/          .64
12/31/99                                                    11.12          .05               -            .05
11/30/99                                                    11.12          .48               -            .48
11/30/98                                                    11.12          .55              (.02)         .53
11/30/97                                                    11.07          .28               .03          .31









                                                        Dividends      Distri-
                                                        (from net      butions
                                                          invest-        (from             Total
Period                                                       ment      capital           distri-
Ended /1/                                                 income)       gains)           butions

Global Discovery Fund /3/
 Class 1
12/31/01                                                    $(.04)         -               $(.04)
 Class 2
12/31/01                                                     (.03)         -                (.03)
Global Growth Fund /5/
 Class 1
12/31/01                                                    $(.15)      $(1.36)           $(1.51)
12/31/00                                                     (.02)        (.20)             (.22)
12/31/99                                                     (.11)        (.90)            (1.01)
11/30/99                                                     (.12)        (.44)             (.56)
11/30/98                                                     (.14)        (.02)             (.16)
11/30/97                                                     (.03)         -                (.03)
 Class 2
12/31/01                                                     (.11)       (1.36)            (1.47)
12/31/00                                                     (.02)        (.20)             (.22)
12/31/99                                                     (.10)        (.90)            (1.00)
11/30/99                                                     (.08)        (.44)             (.52)
11/30/98                                                     (.11)        (.02)             (.13)
11/30/97                                                     (.02)         -                (.02)
Global Small Capitalization Fund /6/
 Class 1
12/31/01                                                    $(.13)      $ (.85)           $ (.98)
12/31/00                                                     (.05)        (.32)             (.37)
12/31/99                                                     (.01)       (1.70)            (1.71)
11/30/99                                                     (.08)        (.13)             (.21)
11/30/98                                                     (.04)         -                (.04)
 Class 2
12/31/01                                                     (.11)        (.85)             (.96)
12/31/00                                                     (.04)        (.32)             (.36)
12/31/99                                                      -          (1.70)            (1.70)
11/30/99                                                     (.06)        (.13)             (.19)
11/30/98                                                     (.03)         -                (.03)
Growth Fund
 Class 1
12/31/01                                                    $(.41)     $(16.99)          $(17.40)
12/31/00                                                      -           (.49)             (.49)
12/31/99                                                     (.05)      (11.10)           (11.15)
11/30/99                                                     (.14)       (8.11)            (8.25)
11/30/98                                                     (.17)       (6.14)            (6.31)
11/30/97                                                     (.27)       (3.02)            (3.29)
 Class 2
12/31/01                                                     (.30)      (16.99)           (17.29)
12/31/00                                                      -           (.49)             (.49)
12/31/99                                                      -         (11.10)           (11.10)
11/30/99                                                     (.04)       (8.11)            (8.15)
11/30/98                                                     (.05)       (6.14)            (6.19)
11/30/97                                                     (.12)         -                (.12)
International Fund
 Class 1
12/31/01                                                    $(.20)      $(4.80)           $(5.00)
12/31/00                                                     (.01)        (.42)             (.43)
12/31/99                                                     (.10)       (2.59)            (2.69)
11/30/99                                                     (.30)        (.31)             (.61)
11/30/98                                                     (.28)       (1.65)            (1.93)
11/30/97                                                     (.27)        (.62)             (.89)
 Class 2
12/31/01                                                     (.16)       (4.80)            (4.96)
12/31/00                                                     (.01)        (.42)             (.43)
12/31/99                                                     (.09)       (2.59)            (2.68)
11/30/99                                                     (.26)        (.31)             (.57)
11/30/98                                                     (.24)       (1.65)            (1.89)
11/30/97                                                     (.16)         -                (.16)
New World Fund /7/
 Class 1
12/31/01                                                    $(.02)         -               $(.02)
12/31/00                                                     (.20)       $(.26)             (.46)
12/31/99                                                     (.04)        (.01)             (.05)
11/30/99                                                     (.02)         -                (.02)
 Class 2
12/31/01                                                     (.02)         -                (.02)
12/31/00                                                     (.18)        (.26)             (.44)
12/31/99                                                     (.04)        (.01)             (.05)
11/30/99                                                     (.02)         -                (.02)
Blue Chip Income and Growth Fund /3/
 Class 1
12/31/01                                                    $(.05)         -               $(.05)
 Class 2
12/31/01                                                     (.04)         -                (.04)
Growth-Income Fund
 Class 1
12/31/01                                                    $(.73)      $(3.80)           $(4.53)
12/31/00                                                     (.06)        (.49)             (.55)
12/31/99                                                     (.18)       (6.38)            (6.56)
11/30/99                                                     (.66)       (6.00)            (6.66)
11/30/98                                                     (.68)       (3.83)            (4.51)
11/30/97                                                     (.72)       (2.55)            (3.27)
 Class 2
12/31/01                                                     (.68)       (3.80)            (4.48)
12/31/00                                                     (.06)        (.49)             (.55)
12/31/99                                                     (.16)       (6.38)            (6.54)
11/30/99                                                     (.56)       (6.00)            (6.56)
11/30/98                                                     (.59)       (3.83)            (4.42)
11/30/97                                                     (.35)         -                (.35)
Asset Allocation Fund
 Class 1
12/31/01                                                    $(.59)      $ (.94)           $(1.53)
12/31/00                                                     (.05)         -                (.05)
12/31/99                                                     (.14)       (1.02)            (1.16)
11/30/99                                                     (.57)       (1.15)            (1.72)
11/30/98                                                     (.57)        (.87)            (1.44)
11/30/97                                                     (.54)        (.97)            (1.51)
 Class 2
12/31/01                                                     (.57)        (.94)            (1.51)
12/31/00                                                     (.05)         -                (.05)
12/31/99                                                     (.13)       (1.02)            (1.15)
11/30/99                                                     (.53)       (1.15)            (1.68)
11/30/98                                                     (.53)        (.87)            (1.40)
11/30/97                                                     (.26)         -                (.26)
Bond Fund
 Class 1
12/31/01                                                    $(.59)         -               $(.59)
12/31/00                                                     (.07)         -                (.07)
12/31/99                                                     (.18)         -                (.18)
11/30/99                                                     (.69)       $(.05)             (.74)
11/30/98                                                     (.65)        (.12)             (.77)
11/30/97                                                     (.62)         -                (.62)
 Class 2
12/31/01                                                     (.57)         -                (.57)
12/31/00                                                     (.06)         -                (.06)
12/31/99                                                     (.17)         -                (.17)
11/30/99                                                     (.66)        (.05)             (.71)
11/30/98                                                     (.63)        (.12)             (.75)
11/30/97                                                     (.31)         -                (.31)
High-Yield Bond Fund
 Class 1
12/31/01                                                   $(1.41)         -              $(1.41)
12/31/00                                                     (.11)         -                (.11)
12/31/99                                                     (.29)         -                (.29)
11/30/99                                                    (1.31)       $(.19)            (1.50)
11/30/98                                                    (1.25)        (.16)            (1.41)
11/30/97                                                    (1.27)         -               (1.27)
 Class 2
12/31/01                                                    (1.38)         -               (1.38)
12/31/00                                                     (.11)         -                (.11)
12/31/99                                                     (.28)         -                (.28)
11/30/99                                                    (1.28)        (.19)            (1.47)
11/30/98                                                    (1.22)        (.16)            (1.38)
11/30/97                                                     (.63)         -                (.63)
U.S. Government/AAA-Rated Securities
 Fund Class 1
12/31/01                                                    $(.69)         -               $(.69)
12/31/00                                                     (.06)         -                (.06)
12/31/99                                                     (.18)         -                (.18)
11/30/99                                                     (.67)         -                (.67)
11/30/98                                                     (.69)         -                (.69)
11/30/97                                                     (.80)         -                (.80)
 Class 2
12/31/01                                                     (.67)         -                (.67)
12/31/00                                                     (.06)         -                (.06)
12/31/99                                                     (.17)         -                (.17)
11/30/99                                                     (.65)         -                (.65)
11/30/98                                                     (.67)         -                (.67)
11/30/97                                                     (.37)         -                (.37)
Cash Management Fund
 Class 1
12/31/01                                                    $(.66)         -               $(.66)
12/31/00                                                     (.06)         -                (.06)
12/31/99                                                     (.13)         -                (.13)
11/30/99                                                     (.51)         -                (.51)
11/30/98                                                     (.56)         -                (.56)
11/30/97                                                     (.55)         -                (.55)
 Class 2
12/31/01                                                     (.64)         -                (.64)
12/31/00                                                     (.06)         -                (.06)
12/31/99                                                     (.13)         -                (.13)
11/30/99                                                     (.48)         -                (.48)
11/30/98                                                     (.53)         -                (.53)
11/30/97                                                     (.26)         -                (.26)







                                                              Net                            Net
                                                            asset                        assets,
                                                           value,                         end of
Period                                                     end of        Total        period (in
Ended /1/                                                  period       return         millions)

Global Discovery Fund /3/
 Class 1
12/31/01                                                    $9.30      (6.65)%               $12
 Class 2
12/31/01                                                     9.30        (6.71)                4
Global Growth Fund /5/
 Class 1
12/31/01                                                   $13.42     (13.99)%              $215
12/31/00                                                    17.25       (18.71)              317
12/31/99                                                    21.42       18.53                327
11/30/99                                                    18.99       51.90                272
11/30/98                                                    13.02       24.26                132
11/30/97                                                    10.62        6.45                 80
 Class 2
12/31/01                                                    13.38       (14.22)              600
12/31/00                                                    17.21       (18.87)              562
12/31/99                                                    21.41       18.47                399
11/30/99                                                    18.98       51.45                316
11/30/98                                                    13.02       24.06                124
11/30/97                                                    10.61        6.28                 46
Global Small Capitalization Fund /6/
 Class 1
12/31/01                                                   $11.52     (12.63)%              $149
12/31/00                                                    14.28       (16.33)              213
12/31/99                                                    17.37       11.70                178
11/30/99                                                    17.16       92.15                150
11/30/98                                                     9.11       (8.31)                55
 Class 2
12/31/01                                                    11.48       (12.85)              274
12/31/00                                                    14.24       (16.53)              234
12/31/99                                                    17.36       11.69                111
11/30/99                                                    17.14       91.86                 88
11/30/98                                                     9.10       (8.49)                17
Growth Fund
 Class 1
12/31/01                                                   $44.30     (17.93)%            $5,207
12/31/00                                                    73.51        4.72              7,677
12/31/99                                                    70.62       14.45              8,224
11/30/99                                                    72.12       52.56              7,270
11/30/98                                                    54.91       25.27              5,313
11/30/97                                                    50.12       24.58              4,671
 Class 2
12/31/01                                                    44.09       (18.15)            2,937
12/31/00                                                    73.28        4.47              2,356
12/31/99                                                    70.57       14.44              1,149
11/30/99                                                    72.04       52.22                937
11/30/98                                                    54.88       24.97                310
11/30/97                                                    50.09       23.73                 75
International Fund
 Class 1
12/31/01                                                   $12.02     (19.73)%            $1,772
12/31/00                                                    20.59       (21.85)            2,750
12/31/99                                                    26.74       18.18              4,113
11/30/99                                                    25.08       56.48              3,526
11/30/98                                                    16.57       16.93              2,593
11/30/97                                                    16.07        9.52              2,612
 Class 2
12/31/01                                                    11.97       (19.89)              628
12/31/00                                                    20.54       (22.06)              581
12/31/99                                                    26.73       18.16                391
11/30/99                                                    25.07       56.16                311
11/30/98                                                    16.56       16.63                126
11/30/97                                                    16.06        2.20                 48
New World Fund /7/
 Class 1
12/31/01                                                   $ 9.44      (3.99)%              $ 37
12/31/00                                                     9.85       (12.43)               45
12/31/99                                                    11.77       11.88                 45
11/30/99                                                    10.56        5.87                 37
 Class 2
12/31/01                                                     9.41        (4.19)              116
12/31/00                                                     9.84       (12.70)              102
12/31/99                                                    11.77       11.87                 38
11/30/99                                                    10.55        5.71                 28
Blue Chip Income and Growth Fund /3/
 Class 1
12/31/01                                                    $9.43      (5.23)%              $ 49
 Class 2
12/31/01                                                     9.41        (5.38)              111
Growth-Income Fund
 Class 1
12/31/01                                                   $31.70        2.78%            $5,428
12/31/00                                                    35.23        8.24              6,022
12/31/99                                                    33.08        3.21              6,632
11/30/99                                                    38.70       12.86              6,537
11/30/98                                                    40.73       14.77              6,704
11/30/97                                                    39.97       22.93              6,430
 Class 2
12/31/01                                                    31.58        2.56              3,187
12/31/00                                                    35.13        7.95              1,972
12/31/99                                                    33.07        3.19              1,203
11/30/99                                                    38.67       12.59              1,109
11/30/98                                                    40.70       14.49                564
11/30/97                                                    39.94       18.18                157
Asset Allocation Fund
 Class 1
12/31/01                                                   $14.30         .77%            $1,012
12/31/00                                                    15.71        4.62              1,136
12/31/99                                                    15.07        1.45              1,387
11/30/99                                                    16.03        7.65              1,394
11/30/98                                                    16.57       12.32              1,497
11/30/97                                                    16.16       17.90              1,393
 Class 2
12/31/01                                                    14.25         .52                730
12/31/00                                                    15.67        4.40                453
12/31/99                                                    15.06        1.42                341
11/30/99                                                    16.02        7.39                321
11/30/98                                                    16.56       12.05                173
11/30/97                                                    16.15       13.80                 42
Bond Fund
 Class 1
12/31/01                                                   $10.44        8.48%              $194
12/31/00                                                    10.18        5.22                151
12/31/99                                                     9.74         .61                169
11/30/99                                                     9.86        2.33                173
11/30/98                                                    10.37        5.12                186
11/30/97                                                    10.62        9.36                132
 Class 2
12/31/01                                                    10.40        8.15                349
12/31/00                                                    10.16        4.99                144
12/31/99                                                     9.74         .59                 85
11/30/99                                                     9.85        2.07                 80
11/30/98                                                    10.36        4.85                 45
11/30/97                                                    10.61        8.09                 12
High-Yield Bond Fund
 Class 1
12/31/01                                                   $11.78        8.02%              $403
12/31/00                                                    12.25       (3.06)               436
12/31/99                                                    12.75        1.83                586
11/30/99                                                    12.81        4.22                589
11/30/98                                                    13.77        1.44                715
11/30/97                                                    14.96       12.45                765
 Class 2
12/31/01                                                    11.74        7.73                156
12/31/00                                                    12.22       (3.31)               117
12/31/99                                                    12.75        1.81                 99
11/30/99                                                    12.80        3.96                 95
11/30/98                                                    13.76        1.18                 68
11/30/97                                                    14.95        9.20                 21
U.S. Government/AAA-Rated Securities
 Fund Class 1
12/31/01                                                   $11.87        7.24%              $386
12/31/00                                                    11.73       11.69                362
12/31/99                                                    10.56        (.41)               421
11/30/99                                                    10.78         .24                431
11/30/98                                                    11.43        8.72                537
11/30/97                                                    11.18        6.49                471
 Class 2
12/31/01                                                    11.83        7.02                137
12/31/00                                                    11.70       11.39                 70
12/31/99                                                    10.56        (.43)                48
11/30/99                                                    10.78         .08                 47
11/30/98                                                    11.42        8.46                 32
11/30/97                                                    11.17        6.65                  7
Cash Management Fund
 Class 1
12/31/01                                                   $11.41        3.66%              $218
12/31/00                                                    11.65        6.04                211
12/31/99                                                    11.05         .46                317
11/30/99                                                    11.13        4.73                306
11/30/98                                                    11.13        5.17                250
11/30/97                                                    11.13        5.20                226
 Class 2
12/31/01                                                    11.37        3.43                127
12/31/00                                                    11.62        5.83                 49
12/31/99                                                    11.04         .43                 48
11/30/99                                                    11.12        4.47                 48
11/30/98                                                    11.12        4.92                 34
11/30/97                                                    11.12        2.87                 14









                                                                  Ratio
                                                     Ratio of     of net
                                                     expenses     income to    Portfolio
Period                                               to average   average      turnover
Ended /1/                                            net assets   net assets   rate /2/

Global Discovery Fund /3/
 Class 1
12/31/01                                                     .31%         .42%             3.99%
 Class 2
12/31/01                                                       .42          .21              3.99
Global Growth Fund /5/
 Class 1
12/31/01                                                     .70%        1.24%            38.09%
12/31/00                                                       .70          .97             41.19
12/31/99                                                       .06          .06              2.65
11/30/99                                                       .72         1.01             25.84
11/30/98                                                       .75         1.14             25.56
11/30/97                                                       .44          .80             13.22
 Class 2
12/31/01                                                       .95          .88             38.09
12/31/00                                                       .95          .73             41.19
12/31/99                                                       .08          .04              2.65
11/30/99                                                       .96          .77             25.84
11/30/98                                                      1.00          .87             25.56
11/30/97                                                       .57          .56             13.22
Global Small Capitalization Fund /6/
 Class 1
12/31/01                                                     .83%         .21%            65.46%
12/31/00                                                       .86          .52             61.79
12/31/99                                                       .07         -                 6.65
11/30/99                                                       .82          .53             80.55
11/30/98                                                       .51          .86             28.20
 Class 2
12/31/01                                                      1.08        (.05)             65.46
12/31/00                                                      1.11          .25             61.79
12/31/99                                                       .09        (.02)              6.65
11/30/99                                                      1.06          .25             80.55
11/30/98                                                       .64          .63             28.20
Growth Fund
 Class 1
12/31/01                                                     .38%         .34%            31.28%
12/31/00                                                       .38          .53             47.96
12/31/99                                                       .03          .01              2.55
11/30/99                                                       .39          .19             36.81
11/30/98                                                       .41          .38             49.91
11/30/97                                                       .42          .59             45.14
 Class 2
12/31/01                                                       .63          .07             31.28
12/31/00                                                       .63          .33             47.96
12/31/99                                                       .05        (.01)              2.55
11/30/99                                                       .64        (.06)             36.81
11/30/98                                                       .66          .15             49.91
11/30/97                                                       .37          .08             45.14
International Fund
 Class 1
12/31/01                                                     .61%        1.41%            39.92%
12/31/00                                                       .59          .72             41.84
12/31/99                                                       .05          .03              1.45
11/30/99                                                       .61         1.18             41.99
11/30/98                                                       .66         1.36             34.08
11/30/97                                                       .67         1.56             50.12
 Class 2
12/31/01                                                       .86         1.04             39.92
12/31/00                                                       .84          .50             41.84
12/31/99                                                       .07          .01              1.45
11/30/99                                                       .85          .84             41.99
11/30/98                                                       .91         1.03             34.08
11/30/97                                                       .53          .34             50.12
New World Fund /7/
 Class 1
12/31/01                                                     .91%        2.54%            31.01%
12/31/00                                                       .92         2.14             42.63
12/31/99                                                       .08          .18              2.57
11/30/99                                                       .43         1.02               .81
 Class 2
12/31/01                                                      1.16         2.25             31.01
12/31/00                                                      1.17         1.83             42.63
12/31/99                                                       .10          .16              2.57
11/30/99                                                       .57          .95               .81
Blue Chip Income and Growth Fund /3/
 Class 1
12/31/01                                                     .25%         .93%            11.61%
 Class 2
12/31/01                                                       .37          .82             11.61
Growth-Income Fund
 Class 1
12/31/01                                                     .35%        1.53%            34.29%
12/31/00                                                       .35         2.16             47.14
12/31/99                                                       .03          .18              2.69
11/30/99                                                       .35         1.75             40.63
11/30/98                                                       .36         1.74             42.72
11/30/97                                                       .38         2.01             37.55
 Class 2
12/31/01                                                       .60         1.25             34.29
12/31/00                                                       .60         1.92             47.14
12/31/99                                                       .05          .16              2.69
11/30/99                                                       .60         1.50             40.63
11/30/98                                                       .61         1.02             42.72
11/30/97                                                       .35          .93             37.55
Asset Allocation Fund
 Class 1
12/31/01                                                     .45%        3.30%            31.81%
12/31/00                                                       .45         3.77             32.43
12/31/99                                                       .04          .31              1.42
11/30/99                                                       .44         3.50             36.27
11/30/98                                                       .45         3.63             27.97
11/30/97                                                       .47         3.63             34.14
 Class 2
12/31/01                                                       .70         3.03             31.81
12/31/00                                                       .70         3.53             32.43
12/31/99                                                       .06          .29              1.42
11/30/99                                                       .69         3.24             36.27
11/30/98                                                       .70         3.39             27.97
11/30/97                                                       .40         1.81             34.14
Bond Fund
 Class 1
12/31/01                                                     .49%        7.38%            58.50%
12/31/00                                                       .51         8.03             54.82
12/31/99                                                       .05          .65              5.48
11/30/99                                                       .53         7.17             38.22
11/30/98                                                       .54         6.89             61.54
11/30/97                                                       .55         6.63             52.93
 Class 2
12/31/01                                                       .74         7.06             58.50
12/31/00                                                       .76         7.87             54.82
12/31/99                                                       .07          .63              5.48
11/30/99                                                       .78         6.94             38.22
11/30/98                                                       .78         6.62             61.54
11/30/97                                                       .44         3.50             52.93
High-Yield Bond Fund
 Class 1
12/31/01                                                     .51%        9.60%            42.37%
12/31/00                                                       .52         9.87             49.51
12/31/99                                                       .04          .79              1.36
11/30/99                                                       .51         9.13             30.72
11/30/98                                                       .51         8.66             65.80
11/30/97                                                       .51         8.92             50.22
 Class 2
12/31/01                                                       .76         9.37             42.37
12/31/00                                                       .77         9.76             49.51
12/31/99                                                       .07          .77              1.36
11/30/99                                                       .76         8.86             30.72
11/30/98                                                       .76         8.60             65.80
11/30/97                                                       .43         4.92             50.22
U.S. Government/AAA-Rated Securities
 Fund Class 1
12/31/01                                                     .47%        5.58%            84.24%
12/31/00                                                       .49         6.16             53.97
12/31/99                                                       .05          .52              1.86
11/30/99                                                       .52         6.06             58.30
11/30/98                                                       .51         6.11             89.25
11/30/97                                                       .52         6.73             53.80
 Class 2
12/31/01                                                       .72         5.27             84.24
12/31/00                                                       .74         5.89             53.97
12/31/99                                                       .07          .51              1.86
11/30/99                                                       .77         5.83             58.30
11/30/98                                                       .75         5.68             89.25
11/30/97                                                       .44         3.45             53.80
Cash Management Fund
 Class 1
12/31/01                                                     .46%        3.52%                  -
12/31/00                                                       .46         5.80                 -
12/31/99                                                       .04          .45                 -
11/30/99                                                       .46         4.65                 -
11/30/98                                                       .46         5.07                 -
11/30/97                                                       .47         4.99                 -
 Class 2
12/31/01                                                       .71         2.99                 -
12/31/00                                                       .71         5.60                 -
12/31/99                                                       .06          .42                 -
11/30/99                                                       .71         4.40                 -
11/30/98                                                       .70         4.75                 -
11/30/97                                                       .41         2.80                 -



/1/ The periods ended 1997 through
1999 represent the fiscal
years ended November 30.
The period ended December 31, 1999,
represents the one month ended
December 31. The periods ended 2000
and 2001 represent the fiscal years
ended December 31.  Class 2 shares
were offered for sale commencing
April 30, 1997.  Results for periods
not representative of a full year
are based on activity during the
period.  Total returns exclude all
sales charges.
/2/ Represents portfolio turnover rate
(equivalent for all share classes).
/3/ Commenced operations July 5, 2001.
/4/ Based on average shares outstanding.
/5/ Commenced operations April 30, 1997.
/6/ Commenced operations April 30, 1998.
/7/ Commenced operations June 17, 1999.


See Notes to Financial Statements

REPORT OF INDEPENDENT ACCOUNTANTS
_________________________________________________________________

To the Board of Trustees and Shareholders of American Funds Insurance Series:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investment portfolios, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of the Global Discovery Fund, the Global Growth Fund, the Global Small Capitalization Fund, the Growth Fund, the International Fund, the New World Fund, the Blue Chip Income and Growth Fund, the Growth-Income Fund, the Asset Allocation Fund, the Bond Fund, the High-Yield Bond Fund, the U.S. Government/AAA-Rated Securities Fund and the Cash Management Fund (constituting the American Funds Insurance Series, hereafter referred to as the "Series") at December 31, 2001, the results of each of their operations, the changes in each of their net assets, and the per-share data and ratios for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2001, by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
January 31, 2002